                                                        '33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2001
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]
         Post-Effective Amendment No. 43                            [X]
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 44                                           [X]
                        (Check appropriate box or boxes)


                        NATIONWIDE SEPARATE ACCOUNT TRUST
                           TOTAL RETURN FUND
                           CAPITAL APPRECIATION FUND
                           GOVERNMENT BOND FUND
                           MONEY MARKET FUND
                           NATIONWIDE SMALL COMPANY FUND
                           NATIONWIDE INCOME FUND
                           STRONG NSAT MID CAP GROWTH FUND
                           NATIONWIDE STRATEGIC VALUE FUND
                           FEDERATED NSAT EQUITY INCOME FUND
                           FEDERATED NSAT HIGH INCOME BOND FUND
                           J.P. MORGAN NSAT BALANCED FUND
                           MAS NSAT MULTI SECTOR BOND FUND
                           DREYFUS NSAT MID CAP INDEX FUND
                           NATIONWIDE SMALL CAP VALUE FUND
                           NATIONWIDE GLOBAL 50 FUND
                           NATIONWIDE SMALL CAP GROWTH FUND
                           GARTMORE NSAT GLOBAL TECHNOLOGY AND
                              COMMUNICATIONS FUND
                           GARTMORE NSAT GLOBAL HEALTH SCIENCES FUND
                           TURNER NSAT GROWTH FOCUS FUND
                           GARTMORE NSAT MILLENNIUM GROWTH FUND
                           GARTMORE NSAT EMERGING MARKETS FUND
                           GARTMORE NSAT INTERNATIONAL GROWTH FUND
                           GARTMORE NSAT GLOBAL LEADERS FUND
                           GARTMORE NSAT GLOBAL SMALL COMPANIES FUND
                           GARTMORE NSAT OTC FUND
                           GARTMORE NSAT ASIA PACIFIC
                              LEADERS FUND
                           GARTMORE NSAT EUROPEAN
                              LEADERS FUND
                           GARTMORE NSAT U.S. LEADERS FUND
                           GARTMORE NSAT GLOBAL FINANCIAL
                              SERVICES FUND
                           GARTMORE NSAT GLOBAL UTILITIES FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)


       Registrant's Telephone Number, including Area Code: (614) 249-7111


                                            Send Copies of Communications to:
      MS. ELIZABETH A. DAVIN, ESQ.              MS. JENNIFER M. ROGERS, ESQ.
     ONE NATIONWIDE PLAZA, 1-35-10        STRADLEY, RONON, STEVENS AND YOUNG LLP
          COLUMBUS, OHIO 43215                   2600 COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)       PHILADELPHIA, PENNSYLVANIA 19103


It is proposed that this filing will become effective: (check appropriate box)
     [X] immediately upon filing pursuant to paragraph (b)

     [ ] on [date] pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on September 1, 2000 pursuant to paragraph (a)(1)

     [ ] 75 days after filing pursuant to paragraph (a)(2)

     [ ] on [date] pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

     [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N1-A includes the following Prospectuses:

Strong NSAT Mid Cap Growth Fund, Dreyfus NSAT Mid Cap Index Fund, Turner NSAT Growth Focus Fund, Nationwide Small Cap Value Fund, Nationwide Small Cap Growth Fund, Nationwide Small Company Fund, Nationwide Global 50 Fund, Federated NSAT Equity Income Fund, J.P. Morgan NSAT Balanced Fund, Federated NSAT High Income Bond Fund, and MAS NSAT Multi Sector Bond Fund, dated May 1, 2001

Nationwide Income Fund and Nationwide Strategic Value Fund, dated May 1, 2001

Total Return Fund, Capital Appreciation Fund, Government Bond Fund, Money Market Fund, dated May 1, 2001

Gartmore NSAT Global Technology and Communications Fund, dated May 1, 2001

Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund, dated May 1, 2001

Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Growth Fund, and Gartmore NSAT Global Small Companies Fund, dated May 1, 2001

Gartmore NSAT Millennium Growth Fund, dated May 1, 2001

Gartmore NSAT OTC Fund, dated May 1, 2001

The filing also included the Combined Statement of Additional Information for all of the currently effective funds.

The filing does not include the following prospectuses:
Gartmore NSAT Global Health Sciences Fund (Class I shares), dated May 1, 2000

Class II shares of the Total Return Fund, Gartmore NSAT Millennium Growth Fund, Gartmore NSAT Global Technology and Communications Fund, Turner NSAT Growth Focus Fund, Nationwide Small Company Fund, Nationwide Small Cap Growth Fund, Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund and Gartmore NSAT Global Health Sciences Fund, dated May 1, 2000

This filing of Post-Effective Amendment No. 43 to the Registration Statement does not amend in any respect Post-Effective Amendment No. 42 filed on April 18, 2000.

Nationwide(R) Separate Account Trust


- Strong NSAT Mid Cap Growth Fund
   (Class I Shares)

- Dreyfus NSAT Mid Cap Index Fund
   (Class I Shares)

-Turner NSAT Growth Focus Fund
   (Class I Shares)

- Nationwide(R) Small Cap Value Fund
   (Class I Shares)

-Nationwide(R) Small Company Fund
   (Class I Shares)

- Nationwide(R) Small Cap Growth Fund
   (Class I Shares)

- Nationwide(R) Global 50 Fund
   (Class I Shares)

- Federated NSAT Equity Income Fund
   (Class I Shares)

- J.P. Morgan NSAT Balanced Fund
   (Class I Shares)

- MAS NSAT Multi Sector Bond Fund
   (Class I Shares)

- Federated NSAT High Income Bond Fund
   (Class I Shares)

May 1, 2001


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

         TABLE OF CONTENTS

FUND SUMMARIES


STRONG NSAT MID CAP GROWTH
FUND...........................................................................3


(FORMERLY, NATIONWIDE STRATEGIC GROWTH FUND)


Objective and Principal Strategies

Principal Risks
Performance
Fees and Expenses


DREYFUS NSAT MID CAP INDEX
FUND...........................................................................5


(FORMERLY, NATIONWIDE MID CAP INDEX FUND)


Objective and Principal Strategies

Principal Risks
Performance
Fees and Expenses


TURNER NSAT GROWTH FOCUS
FUND...........................................................................7


(FORMERLY, NATIONWIDE GROWTH FOCUS FUND II)


Objective and Principal Strategies

Principal Risks
Performance
Fees and Expenses


NATIONWIDE SMALL CAP VALUE
FUND...........................................................................9


Objective and Principal Strategies

Principal Risks
Performance
Fees and Expenses


NATIONWIDE SMALL COMPANY
FUND..........................................................................11


Objective and Principal Strategies


Principal Risks


Performance


Fees and Expenses


Investment Strategies of Villanova Mutual Fund Capital Trust and the Subadvisers



NATIONWIDE SMALL CAP GROWTH FUND..............................................15


Objective and Principal Strategies

Principal Risks
Performance
Fees and Expenses

Investment Strategies of the Subadvisers



NATIONWIDE GLOBAL 50 FUND.....................................................18


Objective and Principal Strategies

Principal Risks
Performance
Fees and Expenses


FEDERATED NSAT EQUITY INCOME
FUND..........................................................................21


(FORMERLY, NATIONWIDE EQUITY INCOME FUND)


Objective and Principal Strategies

Principal Risks
Performance
Fees and Expenses


J.P. MORGAN NSAT BALANCED FUND................................................23


(FORMERLY, NATIONWIDE BALANCED FUND)


Objective and Principal Strategies

Principal Risks
Performance
Fees and Expenses


MAS NSAT MULTI SECTOR BOND FUND...............................................26


(FORMERLY, NATIONWIDE MULTI SECTOR BOND FUND)


Objective and Principal Strategies

Principal Risks
Performance
Fees and Expenses


FEDERATED NSAT HIGH INCOME BOND FUND..........................................29


(FORMERLY, NATIONWIDE HIGH INCOME BOND FUND)


Objective and Principal Strategies

Principal Risks
Performance
Fees and Expenses


MORE ABOUT THE
FUNDS.........................................................................32


Principal Investments and Techniques


Principal Risks

Temporary Defensive Positions


MANAGEMENT....................................................................36

Management's Discussion of Fund Performance
Investment Management


BUYING AND SELLING FUND
SHARES........................................................................52


Who can Buy Class I Shares of the Funds

Purchase Price
Selling Shares

Restrictions on Sales



DISTRIBUTIONS AND
TAXES.........................................................................54


Dividends and Distributions

Tax Status


FINANCIAL HIGHLIGHTS..........................................................55


ADDITIONAL INFORMATION................................................BACK COVER

         FUND SUMMARIES


This prospectus provides information about eleven funds offered by Nationwide Separate Account Trust (the "Funds"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 32. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies.


The Fund Summaries contain a discussion of the general risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.


A QUICK NOTE ABOUT THE FUNDS



This Prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy. You'll find details about how your annuity contract or life insurance policy works in the accompanying prospectus.



Certain of the Funds offer two classes of shares. This Prospectus, however, provides information with respect to only Class I shares of the Funds, which are available exclusively through variable annuity contracts or variable insurance policies offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company. See "Buying and Selling Fund Shares" on page 52 for more information.

         FUND SUMMARIES -- STRONG NSAT MID CAP GROWTH FUND


Strong NSAT Mid Cap Growth Fund



OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund seeks capital growth.



Villanova Mutual Fund Capital Trust (VMF) has selected Strong Capital Management, Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund focuses on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium-size or mid cap companies, companies whose market capitalization is substantially similar to that of companies in the Russell Midcap Index at the time of investment but its portfolio can include stocks of companies of any size. The Russell Midcap Index, published by The Frank Russell Company, ranged between $1.6 billion and $13 billion as of May 31, 2000, which was the last time Russell updated this information publicly. The subadviser may decide to sell a stock when the company's growth prospects become less attractive. The subadviser's buy/sell strategy is not limited by the turnover rate of the Fund's portfolio. The subadviser may participate in frequent portfolio transactions, which will lead to higher transaction costs.



MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.


PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.



The Fund focuses on a more narrow portion of the overall stock market by investing primarily in mid cap companies. Therefore, the impact of these factors on mid cap companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.



MID/SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of mid and small cap companies are usually less stable in price and less liquid than the stocks of larger companies.



PORTFOLIO TURNOVER RISK. The Fund will attempt to buy securities with the intent of holding them for investment, but the subadviser may engage in active and frequent trading of securities if the subadviser believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.



NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.



FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.



MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.



For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 32.

         Fund Summaries



PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL TOTAL RETURNS -- CLASS I SHARES(1:)

[BAR CHART]

1998                                                                              14.6
1999                                                                              84.8
2000                                                                             -15.4


Best Quarter:   42.4%, 4th Qtr. of 1999


Worst Quarter: -24.1%, 4th Qtr. of 2000



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                                                    SINCE
                                    ONE YEAR    INCEPTION(2)
                                    --------   ---------------
The Fund (Class I shares)(1)        -15.38%        21.10%
Russell Midcap Index(3)               8.25%        13.24%
The S&P/Barra Mid Cap 400 Growth
  Index(4)                            9.16%        23.12%


---------------


(1)The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2) The Fund commenced operations on October 31, 1997.



(3)The Russell Midcap Index is an index which measures the performance of the 800 smallest companies in the Russell 1000 Index, and represents approximately 24% of the total market capitalization of the Russell 1000 Index. The Fund is changing the index to which it is compared to the Russell Midcap Index because this index more accurately reflects trends in market capitalizations resulting from appreciation and depreciation of the market. Unlike mutual fund returns, the Russell Midcap Index does not include expenses. If expenses were deducted, the actual returns of this index would be lower.



(4) The S&P/Barra Mid Cap 400 Growth Index -- an unmanaged index of companies in the S&P 400 Mid Cap Index whose stocks have higher price-to-book ratios -- gives a broad look at how the prices of growth style stocks of medium-size U.S. companies have performed. Unlike mutual funds, the S&P/Barra Mid Cap 400 Growth Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.



FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.90%
Other Expenses                               0.27%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.17%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.


(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.00%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

EXAMPLE


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions the cost would be:



                      1 Year   3 Years   5 Years    10 Years
    --------------------------------------------------------
    Class I            $119     $372       $644      $1,420

         FUND SUMMARIES -- DREYFUS NSAT MID CAP INDEX FUND


Dreyfus NSAT Mid Cap Index Fund



OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund's investment objective is capital appreciation.



VMF has selected The Dreyfus Corporation as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index(1). To pursue this goal, the Fund generally is fully invested in stocks included in this index, and in futures whose performance is tied to the index.


The Fund attempts to have a correlation between its performance and that of the index of at least 0.95, before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.


The Fund generally invests in all 400 stocks in the S&P MidCap 400 Index in proportion to their weighting in the index. The S&P MidCap 400 Index is composed of 400 stocks of medium-size domestic and some Canadian companies with market capitalizations as of March 31, 2001 ranging primarily between $88 million and $8.7 billion. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The Fund may also use stock index futures as a substitute for the sale or purchase of securities.


MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.



The Fund focuses on a more narrow portion of the overall stock market by investing primarily in mid cap companies. Therefore, the impact of these factors on mid cap companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.



MID CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of mid cap companies are usually less stable in price and less liquid than the stocks of larger companies.



RISKS RELATED TO INDEX FUNDS. The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchase and redemption of Fund shares. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P MidCap 400 Index as closely as possible, it will tend to underperform the Index to some degree over time.



DERIVATIVES RISK. The Fund may invest in derivatives, particularly stock index futures. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. Counterparties to over-the-counter derivatives contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.



For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 32.


                                                                               5
---------------

(1) "Standard & Poor's MidCap 400 Index" and "S&P" are trademarks of the McGraw-Hill Companies, Inc., which do not sponsor and are in no way affiliated with the Fund.

         Fund Summaries


PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL TOTAL RETURNS -- CLASS I SHARES:(1)

[BAR CHART]

1998                                                                             10.8%
1999                                                                             20.9
2000                                                                             15.2


Best Quarter:  18.7%, 4th Qtr. of 1998


Worst Quarter: -14.1%, 3rd Qtr. of 1998



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                                    ONE        SINCE
                                    YEAR    INCEPTION(2)
                                   ------   ------------
The Fund (Class I shares)(1)       15.21%      14.58%
The S&P MidCap 400 Index(3)        17.51%      18.08%


---------------


(1)The existing shares of the Funds were designated Class I shares as of May 1, 2001.



(2) The Fund commenced operations on October 31, 1997. Until September 27, 1999, the Fund was actively managed by three subadvisers; since that date, the Fund has been managed as an index fund, and its returns may have been affected by this change in investment strategy.



(3) The S&P MidCap 400 Index -- an unmanaged index of 400 stocks of medium-size U.S. companies -- gives a broad look at how the stock prices of medium-size U.S. companies have performed. Unlike mutual funds, the S&P MidCap 400 Index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.



FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.50%
Other Expenses                               0.40%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      0.90%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.


(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.65%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

EXAMPLE


This example shows what a you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions the cost would be:



                       1 Year   3 Years   5 Years   10 Years
------------------------------------------------------------
Class I                 $92      $287      $498      $1,108

         FUND SUMMARIES -- TURNER NSAT GROWTH FOCUS FUND


Turner NSAT Growth Focus Fund



OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund seeks long term capital appreciation.



VMF, the Fund's investment adviser, has chosen Turner Investment Partners, Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund invests primarily in U.S. common stocks, American Depositary Receipts("ADRs") and foreign companies that demonstrate strong earnings growth potential. The subadviser generally intends to be fully invested in these securities. The subadviser selects stocks that it believes have strong earnings growth potential by employing quantitative and fundamental research techniques. It invests in companies with strong earnings dynamics and sells those with deteriorating earnings prospects. The subadviser believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions, the Fund is fully invested.


MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price. [Inset Box]


The Fund may invest in equity securities of companies of any size regardless of market capitalization, industry, sector or country of organization, therefore, it may invest in both older, more well-established companies and in smaller, emerging growth companies. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks. While it will not concentrate its investments in any one industry, the Fund may from time to time have significant exposure to one or more sectors of the economy, such as the technology sector.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.

PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.



MID/SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of mid-size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.



NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return. Since the Fund normally uses a core portfolio of 15 to 30 stocks, this risk may be increased.



FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.



SECTOR RISK. Companies that are generally in the same industry may be grouped together in broad categories called sectors. Sector risk is the risk that a certain sector of the economy (e.g., the health care or entertainment industry) may perform differently than other sectors or the market as a whole. As the subadviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.



MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.



PORTFOLIO TURNOVER RISK. The Fund will attempt to buy securities with the intent of holding them for investment, but the subadviser may engage in active and frequent trading of

         Fund Summaries


securities if it believes doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.



For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 32.


PERFORMANCE


No performance information is provided because the Fund did not begin operations until June 30, 2000.



FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)                          None
(paid directly from your investment)
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.90%
Other Expenses                               4.13%
----------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      5.03%


---------------

(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.


(2) VMF has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that "Total Annual Fund Operating Expenses" will not exceed 1.35%. The Fund is authorized to reimburse VMF for management fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursements made by VMF at some time within the first five years from the time the Fund commenced operations.


EXAMPLE


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                      1 Year   3 Years   5 Years    10 Years
    --------------------------------------------------------
    Class I            $503    $1,508     $2,513     $5,022

         FUND SUMMARIES -- NATIONWIDE SMALL CAP VALUE FUND

Nationwide Small Cap Value Fund


OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund's investment objective is capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion.



VMF and The Dreyfus Corporation (Dreyfus), which VMF has selected as a subadviser to the Fund, each manage a portion of the Fund's portfolio on a day-to-day basis. The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000(R) Index, known as small cap companies. The Russell 2000(R) Index, published by the Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. As of May 31, 2000, which was the last time Russell updated this information publicly, the market capitalizations of companies in the Russell 2000(R) Index ranged from approximately $178 million to $1.5 billion. The Fund may invest up to 20% of its total assets in equity securities of foreign companies.


MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.


The equity securities which the Fund holds are primarily common stocks although it may purchase other equity securities such as preferred stock and convertible securities.



The Fund will invest in stocks of U.S. and foreign companies which VMF or Dreyfus believes qualify as "value" companies. These companies often have good earnings growth potential, and VMF or Dreyfus believes that the market has undervalued them. These companies may also have relatively low price to book ratios, low price to earnings ratios or higher than average dividend payments in relation to price. The Fund may also invest in unrecognized stocks and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which VMF or Dreyfus believes have favorable prospects for recovery).


Smaller capitalization companies are often undervalued for one of the following reasons: (1) institutional investors, which currently represent a majority of the trading volume in the shares of publicly traded companies, are often less interested in smaller capitalization companies because of the difficulty of acquiring a meaningful position without purchasing a large percentage of the company's outstanding equity securities; and (2) such companies may not be regularly researched by securities analysts, which could result in greater discrepancies in valuation.


VMF or Dreyfus will consider selling a security if there are more attractive securities available, if the business environment is changing or to control the overall risk of the Fund.


PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by VMF's or Dreyfus' ability to assess economic conditions and investment opportunities.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.


The Fund focuses on a more narrow portion of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these factors on small companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.


MID/SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of mid and small cap companies are usually less stable in price and less liquid than the stocks of larger companies.



FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.



MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks.

         Fund Summaries


Rather, the market could favor growth stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on value stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.



PORTFOLIO TURNOVER RISK. The Fund will attempt to buy securities with the intent of holding them for investment, but VMF or Dreyfus may engage in active and frequent trading of securities if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund.



For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 32.


PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL TOTAL RETURNS -- CLASS I SHARES(1):

[BAR CHART]

                                                                                  %
                                                                                -----
1998                                                                             -3.1
1999                                                                             27.8
2000                                                                             11.2


Best Quarter:   29.4%, 2nd Qtr. of 1999


Worst Quarter: -26.3%, 3rd Qtr. of 1998



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                                  ONE        SINCE
                                  YEAR    INCEPTION(2)
                                 ------   ------------
The Fund (Class I shares)(1)     11.20%      10.10%
Russell 2000 Value Index(3)      22.83%       5.45%


---------------


(1)The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2) The Fund commenced operations on October 31, 1997. Until February 5, 2001, The Dreyfus Corporation managed the Fund alone.



(3) The Russell 2000(R) Value Index measures the performance of the companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Unlike mutual fund returns, the Russell 2000 Value Index does not include expenses. If expenses were deducted, the actual returns of this index would be lower.



FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.90%
Other Expenses                               0.30%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.20%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.


(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.05%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

EXAMPLE


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions the cost would be:



                       1 Year   3 Years   5 Years   10 Years
------------------------------------------------------------
Class I                 $122     $381      $660      $1,455

         FUND SUMMARIES -- NATIONWIDE SMALL COMPANY FUND

Nationwide Small Company Fund


OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund seeks long-term growth of capital.



The Fund invests primarily in equity securities of small capitalization companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000(R) Index(1) (the Russell 2000). These companies are known as small cap companies. The Russell 2000(R), published by The Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. The Russell 2000 Index is reconstituted annually to reflect changes in the marketplace. As of May 31, 2000, which is the last time Russell updated this information publicly, the market capitalizations for companies in the Russell 2000 ranged from approximately $178 million to $1.5 billion. The market capitalization range for companies in the Russell 2000 Index is updated annually.



MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current stock price.



The balance of the Fund's assets may be invested in equity securities of companies whose market capitalizations exceed that of small companies. The Fund may also invest in foreign securities.



The equity securities which the Fund holds are primarily common stocks, although it may purchase other equity securities such as preferred stock and convertible securities.



VMF and each of the Fund's subadvisers will adhere to its own buy and sell strategy and portfolio turnover rate will not be considered a limiting factor for the Fund, but may result in higher transaction costs and increased volatility. See "Investment Strategies of Villanova Mutual Fund Capital Trust and the Subadvisers" on page 13.



 As part of its responsibilities to the Fund, and in addition to managing a portion of the Fund itself, VMF, the Fund's investment adviser, initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. VMF has selected the following subadvisers for the Fund: The Dreyfus Corporation, Lazard Asset Management, Neuberger Berman, LLC, Strong Capital Management, Inc., and Waddell & Reed Investment Management Company. Each subadviser and VMF manages a portion of the Fund's investment portfolio. The subadvisers have been chosen because they approach investing in small cap securities in different ways from VMF and from each other, and VMF believes that diversification among securities and investment styles will increase the potential for investment return and potentially reduce risk and volatility. For a description of the investment strategies used by each subadviser and VMF, see "Investment Strategies of Villanova Mutual Fund Capital Trust and the Subadvisers" on page 13.


PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by VMF's and each subadviser's ability to assess economic conditions and investment opportunities.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.


The Fund focuses on a more narrow portion of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these factors on small companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

---------------

(1) The Russell 2000(R) Index is a registered service mark of the Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

         Fund Summaries


MID/SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of mid and small cap companies are usually less stable in price and less liquid than the stocks of larger companies.



FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.



SECTOR RISK. Companies that are generally in the same industry may be grouped together in broad categories called sectors. Sector risk is the risk that a certain sector of the economy (e.g., the healthcare or entertainment industry) may perform differently than other sectors or the market as a whole. As VMF and one or more subadvisers together allocate more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


SPECIAL SITUATION COMPANIES RISK. Special situation companies are companies which may be subject to acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may favor growth- or value-oriented stocks. At another time, the market will not favor equity securities at all. The mix of investment styles used by the subadvisers may result in higher or lower Fund performance than if a single investment style -- such as investing in growth stocks -- is currently in favor with investors.



NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.



PORTFOLIO TURNOVER RISK. The Fund will attempt to buy securities with the intent of holding them for investment, but VMF or a subadviser may engage in active and frequent trading of securities if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund.



For more detailed information about the Fund's investments and risks see "More About the Funds" beginning on page 32.


PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL TOTAL RETURNS -- CLASS I SHARES(1):

[BAR CHART]

                                                                                   %
                                                                                ------
1996                                                                             22.83
1997                                                                             17.35
1998                                                                              1.01
1999                                                                             44.02
2000                                                                               8.9


Best quarter:   31.3%, 4th qtr. of 1999


Worst quarter: -19.3%, 3rd qtr. of 1998



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                                                  SINCE
                             1 YEAR   5 YEAR   INCEPTION(2)
                             ------   ------   ------------
The Fund (Class I
  shares)(1)                  8.90%   17.96%       20.32%
The Russell 2000(R)
  Index(3)                   -3.02%   10.31%       11.40%


---------------


(1)The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2) The Fund commenced operations on October 23, 1995.



(3) The Russell 2000(R) Index is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Unlike mutual fund returns, the Russell 2000 Index does not include expenses. If expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from an investment)         None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees(2)                           0.93%
Other Expenses                               0.26%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(3)      1.19%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.



(2)The Management Fee has been changed to 0.93% at all asset levels effective May 1, 2001.



(3) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.25%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.


EXAMPLE


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions the costs would be:



                      1 Year   3 Years   5 Years    10 Years
    --------------------------------------------------------
    Class I            $121     $378       $654      $1,443



INVESTMENT STRATEGIES OF VILLANOVA MUTUAL FUND CAPITAL TRUST AND THE SUBADVISERS



The following is a description of the investment strategies used by VMF and each subadviser for the Fund. VMF and each subadviser manages a portion of the Fund's assets in accordance with the investment objective and principal strategies described previously.



THE DREYFUS CORPORATION ("DREYFUS") uses a blended approach, investing in growth stocks, value stocks or stocks that exhibit characteristics of both. Using fundamental research and direct management contact, Dreyfus seeks stocks with superior prospects for accelerated earnings growth. They also seek special situations, such as a corporate restructuring or management changes, that could increase the stock price of a special situation company.



Dreyfus uses a sector management approach, supervising a team of sector managers who insist on making buy and sell decisions within their respective areas of expertise. The sector weightings of this portion of the Fund typically approximate those of the Russell 2000.



Dreyfus typically sells a stock when the reasons for buying it no longer apply, or when the company begins to show deteriorating fundamentals, poor relative performance, or excessive valuation.



LAZARD ASSET MANAGEMENT ("LAZARD") invests primarily in equity securities, principally common stocks, of relatively small non-U.S. companies that it believes are undervalued based on their earnings, cash flow or asset value. It will choose companies that are similar in size to those in the Morgan Stanley Capital International Europe, Australasia and Far East Small Cap Index (the MSCI EAFE Small Cap Index). The MSCI EAFE Small Cap Index is an unmanaged index of securities listed on foreign stock exchanges.



Lazard generally invests its portion of the Fund's assets in equity securities of companies located in at least three different foreign countries. The allocation among geographic regions may shift from time to time based on Lazard's judgment. However, currently, Lazard intends to invest primarily in companies based in Continental Europe, the United Kingdom, the Pacific Basin, Latin America and Canada. Lazard chooses to buy small non-U.S. companies that have one or more of the following characteristics:



-are undervalued relative to their earnings, cash flow or asset values;


-have an attractive price/value relationship with expectations that some catalyst has the potential to enhance value;

- are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power;
- have low projected price-to-earnings or price-to-cash flow multiples;
- have the potential to become a larger factor in the company's business;
- have significant debt but high levels of free cash flow; and
- have a relatively short corporate history with the expectation that the business may grow.


Lazard may sell a security for any of the following reasons:


- its price rises to a level where it no longer reflects value (target valuation);
- the underlying investment assumptions are no longer valid;
- company management changes direction; and/or

         Fund Summaries

- external events occur (e.g., changes in geo-political risk, regulations, taxes, or competitive positions).


NEUBERGER BERMAN, LLC ("NEUBERGER BERMAN") looks for undervalued small cap companies whose current product lines and balance sheets are strong. Factors in identifying these companies may include:


- above-average returns
- an established market niche
- circumstances that would make it difficult for new competitors to enter the market
- the ability of the companies to finance their own growth
- sound future business prospects.

This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with small company stocks.


At times, Neuberger Berman may emphasize certain industries that it believes will benefit from market or economic trends. At the time a stock is purchased, Neuberger Berman will set a target price at which it will sell that security. The managers, in fact, will begin to pare back the position when the stock is within 10% of the target price. If its analysis of a security turns out to be incorrect, Neuberger Berman will generally seek to liquidate the holding as soon as possible, although it occasionally may delay selling a security in anticipation of a better selling opportunity.



STRONG CAPITAL MANAGEMENT, INC. ("STRONG") invests in companies whose earnings it believes to be in a relatively strong growth trend, and, to a lesser extent, in companies in which further growth is not anticipated but which Strong feels are undervalued. In seeking companies with favorable growth prospects, Strong looks for factors such as:


- prospects for above-average sales and earnings growth
- high return on invested capital
- overall financial strength
- competitive advantages, including innovative products and services
- effective research, product development and marketing
- stable, capable management.


Strong may choose to sell a stock if its growth prospects become less attractive or its fundamental qualities decline.



VILLANOVA MUTUAL FUND CAPITAL TRUST ("VMF") invests primarily in stocks of U.S. and foreign companies, which it considers to be "value" companies. These companies have good earnings growth potential and VMF believes that the market has undervalued them. VMF will also invest in unrecognized stocks and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which VMF believes have favorable prospects for recovery).


VMF believes that smaller capitalization companies are often undervalued for one of the following reasons: (1) institutional investors, which currently represent a majority of the trading volume in the shares of publicly traded companies, are often less interested in smaller capitalization companies because of the difficulty of acquiring a meaningful position without purchasing a large percentage of the company's outstanding equity securities; and (2) such companies may not be regularly researched by securities analysts, which could result in greater discrepancies in valuation.


WADDELL & REED INVESTMENT MANAGEMENT COMPANY ("WRIMCO") seeks companies whose earnings it believes are likely to grow faster than the economy. WRIMCO emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth. WRIMCO may look at a number of factors relating to a company, such as:


- aggressive or creative management;
- technological or specialized expertise;
- new or unique products or services; and;
- entry into new or emerging industries.


In general, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.

         FUND SUMMARIES -- NATIONWIDE SMALL CAP GROWTH FUND


Nationwide Small Cap Growth Fund



OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund seeks capital growth.



The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000 Index, known as small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The Russell 2000 Index, published by The Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. As of May 31, 2000, which was the last time Russell updated this information publicly, the market capitalizations for companies in the Russell 2000 Index range from approximately $178 million to $1.5 billion. The balance of the Fund's assets may be invested in equity securities of larger cap companies. Equity securities include preferred stocks, securities convertible into common stock and warrants for the purchase of common stock. The Fund may also invest in foreign securities.


MARKET CAPITALIZATION is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.


As part of its responsibilities to the Fund, VMF initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. VMF has chosen Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company each to manage a portion of the Fund. The subadvisers have been chosen because they approach investing in small cap companies in different ways. VMF believes that diversification among securities and styles will increase the potential for investment return and reduce risk and volatility. For a description of the investment strategies used by each subadviser, see "Investment Strategies of the Subadvisers" on page 17.


PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by each subadviser's ability to assess economic conditions and investment opportunities.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.


The Fund focuses on a more narrow portion of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these factors on small companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.


SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of small companies are usually less stable in price and less liquid than the stocks of larger companies.



MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.



FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.



PORTFOLIO TURNOVER RISK. The Fund will attempt to buy securities with the intent of holding them for investment, but a subadviser may engage in active and frequent trading of securities if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund.



For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 32.

         Fund Summaries

PERFORMANCE


The following bar chart and table present the performance of the Fund. The bar chart shows the Fund's annual total return. The annual return shown in the bar does not include charges that may be imposed by variable annuity contracts or variable life insurance policies. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL TOTAL RETURN -- CLASS I SHARES(1):

[BAR CHART]

                                                                                   %
                                                                                ------
2000                                                                             -16.2


Best quarter:   15.5%, 1st qtr. of 2000


Worst quarter: -19.0%, 4th qtr. of 2000



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                                      1         SINCE
                                     YEAR    INCEPTION(2)
                                    ------   ------------
The Fund (Class I shares)(1)        -16.17%      38.49%
Russell 2000 Growth Index(3)        -22.43%       2.22%


---------------


(1)The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2) The Fund commenced operations on May 1, 1999.



(3)The Russell 2000 Growth Index is an unmanaged index of companies included in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. These returns do not include the effect of expenses. If expenses were deducted, the actual returns of this index would be lower.






FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              1.10%
Other Expenses                               0.50%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.60%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.


(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.30%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

EXAMPLE


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions the cost would be:



                      1 Year   3 Years   5 Years    10 Years
    --------------------------------------------------------
    Class I            $163     $505       $871      $1,900

INVESTMENT STRATEGIES OF THE SUBADVISERS



The following is a description of the investment strategies used by each subadviser of the Fund. Each subadviser manages a portion of the Fund's assets in accordance with the investment objective and principal strategies as described previously.



MILLER ANDERSON & SHERRERD, LLP ("MAS") focuses on companies that demonstrate high earnings growth rates, growth stability, and rising profitability. In particular, MAS invests in companies that appear to be capable of producing earnings that consistently beat market expectations. MAS uses computer analysis to identify stocks based on earnings' predictions and then conducts extensive fundamental research, examining financial records and identifying those companies with the most attractive earnings revisions. Finally, MAS reviews the valuation of these stocks to eliminate the most overvalued stocks from consideration. MAS also follows a strict sell discipline and will sell stocks when their earnings revision scores fall to unacceptable levels, fundamental research uncovers unfavorable trends, or valuations are excessive relative to the stocks' growth prospects.



NEUBERGER BERMAN, LLC'S ("NEUBERGER BERMAN") growth equity group takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.


Neuberger Berman follows a disciplined selling strategy, and may sell a stock when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.


WADDELL & REED INVESTMENT MANAGEMENT COMPANY ("WRIMCO") seeks companies whose earnings it believes are likely to grow faster than the economy. WRIMCO emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth. WRIMCO may look at a number of factors relating to a company, such as:


- aggressive or creative management
- technological or specialized expertise
- new or unique products or services
- entry into new or emerging industries

In general, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

         FUND SUMMARIES -- NATIONWIDE GLOBAL 50 FUND


Nationwide Global 50 Fund



OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund seeks to provide a high total return from a concentrated portfolio of global equity securities.



VMF has selected J.P. Morgan Investment Management Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund invests in approximately fifty stocks of primarily large and mid cap companies located throughout the world. Using its global perspective, the subadviser uses its investment process to identify those stocks which in its view have an exceptional return potential. The Fund is not constrained by geographic limits and will not concentrate in any one industry. The Fund may invest in both developed and emerging markets. The Fund may invest substantially in securities denominated in foreign currencies and actively seeks to enhance returns through managing currency exposure. To the extent that the Fund hedges its currency exposure to the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another, although emerging markets investments are typically unhedged. The Fund may invest in equity futures or major market indices to equitize cash prior to investing in actual stocks. The Fund may also use currency forwards to hedge currency exposure over the portfolio.



   The subadviser uses the following Global Equity Investment Process to manage the Fund.


   RESEARCH AND VALUATION. Research findings allow the subadviser to rank companies according to their relative value: combined with the subadviser's qualitative view, the most attractive investment opportunities in a universe of 2,500 stocks are identified.


   The subadviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's growth potential. The subadviser's in-house research is compiled by an extensive worldwide network of over 160 career analysts following 2,500 stocks in 22 countries. The subadviser produces valuation rankings of issuers with a market capitalization generally greater than $1.5 billion with the help of a variety of models that quantify its research team's findings.


   STOCK SELECTION. Using research as the basis for investment decisions, the Fund's portfolio managers construct a concentrated stock portfolio representing companies which in their view have an exceptional return potential relative to other companies. The subadviser's stock selection focuses on highly rated undervalued companies which also meet certain other criteria, such as responsiveness to industry themes (e.g. consolidation/restructuring), conviction in management, the company's product positioning, and catalysts that may positively affect a stock's performance over the next twelve months.

   CURRENCY MANAGEMENT. The subadviser actively manages currency exposure to manage risk and possibly enhance the Fund's returns. The Fund has access to the subadviser's currency specialists to determine the extent and nature of its exposure to various foreign currencies.

PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.



RISK OF HOLDING A SMALLER NUMBER OF SECURITIES. The Fund generally holds approximately 50 stocks (other global equity funds typically more securities than the Fund). Because of this greater concentration, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MID/SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size and small companies are usually less stable in price and less liquid than the stocks of larger companies.


FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since such countries may have unstable governments, more volatile currencies and less established markets.



DERIVATIVES RISK. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. Counterparties to over-the-counter derivatives contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.



PORTFOLIO TURNOVER RISK. The Fund will attempt to buy securities with the intent of holding them for investment, but the subadviser may engage in active and frequent trading of securities if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund.



For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 32.


PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL TOTAL RETURNS -- CLASS I SHARES(1):

[BAR CHART]

                                                                                   %
                                                                                ------
1998                                                                              19.1
1999                                                                              22.9
2000                                                                             -12.3


Best quarter:   19.1%, 4th Qtr. of 1998


Worst quarter: -12.5%, 3rd Qtr. of 1998



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000(2):



                                  ONE        SINCE
                                 YEAR     INCEPTION(3)
                                -------   ------------
The Fund (Class I shares)(1)    -12.32%       8.61%
Morgan Stanley Capital
  International (MSCI) World
  Index(4)                      -12.92%      11.30%


---------------


(1)The existing shares of the Funds were designated Class I shares as of May 1, 2001.



(2) Until May 1, 2000, the Fund was managed as a global equity fund, and up until that date, this performance represents this more diversified strategy.



(3) The Fund commenced operations on October 31, 1997.



(4) The Morgan Stanley Capital International (MSCI) World Index -- an unmanaged index of companies whose securities are listed on the stock exchanges of the U.S., Europe, Canada, Australia, and the Far East -- gives a broad look at how the stock prices of these companies have performed. Unlike mutual funds, the MSCI World Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.

         Fund Summaries


FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              1.00%
Other Expenses                               0.42%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.42%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.


(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.20%. The waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

EXAMPLE


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions the cost would be:



                      1 Year   3 Years   5 Years    10 Years
    --------------------------------------------------------
    Class I            $145     $449       $776      $1,702

         FUND SUMMARIES -- FEDERATED NSAT EQUITY INCOME FUND


Federated NSAT Equity Income Fund



OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund's investment objective is above average income and capital appreciation.



VMF has selected Federated Investment Counseling as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund pursues its investment objective by investing primarily in income producing U.S. and foreign equity securities and securities, such as convertible preferred stocks, that are convertible into common stock.


The subadviser ordinarily uses the "blend" style of investing, selecting securities that may have a comparatively low volatility in share price relative to the overall equity market and that may provide relatively high dividend income, as well as securities that may offer superior growth prospects. When the subadviser uses a "value" style of investing, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes.

To determine the timing of purchases of portfolio securities, the subadviser compares the current stock price of an issuer with the subadviser's judgment as to that stock's current and expected value based on projected future earnings. The subadviser sells a portfolio security if it determines that the issuer's prospects have deteriorated, or if it finds an attractive security which the subadviser deems has superior risk and return characteristics to a security held by the Fund.

Companies that are generally in the same industry may be grouped together in broad categories called sectors. The subadviser diversifies the Fund's investments, limiting the Fund's risk exposure with respect to individual securities and industry sectors. In attempting to remain relatively sector-neutral, and in order to manage sector risk, the subadviser attempts to limit the Fund's exposure to each industry sector in the S&P 500 Index, as a general matter, to not less than 80% nor more than 120% of the S&P 500 Index's allocation to that sector. The S&P 500 Index, published by Standard & Poor's Corporation, is an index consisting of approximately 500 widely-held stocks of large U.S. companies.

PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.


SECTOR RISK. Companies that are generally in the same industry may be grouped together in broad categories called sectors. Sector risk is the risk that a certain sector of the economy (e.g., the health care or entertainment industry) may perform differently than other sectors or the market as a whole. As the subadviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth- or value-oriented stocks. At another time, the market will not favor equity securities at all. The mix of investment styles used by the subadviser may result in higher or lower Fund performance than if a single investment style -- such as investing in growth stocks -- is currently in favor with investors.



For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 32.

         Fund Summaries


PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL TOTAL RETURNS -- CLASS I SHARES(1):

[BAR CHART]

                                                                                   %
                                                                                ------
1998                                                                              15.1
1999                                                                              18.5
2000                                                                             -10.6


Best quarter:  16.2%, 4th Qtr. of 1998


Worst quarter: -13.8%, 4th Qtr. of 2000



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                                  ONE        SINCE
                                 YEAR     INCEPTION(2)
                                -------   ------------
The Fund (Class I shares)(1)    -10.62%       7.06%
The S&P 500 Index(3)             -9.11%      13.80%


---------------


(1)The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2) The Fund commenced operations on October 31, 1997.



(3) The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the S&P 500 Index does not include expenses. If expenses were deducted, the actual returns of this Index would be lower.



FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.80%
Other Expenses                               0.31%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.11%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.


(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.95%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

EXAMPLE


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions the cost would be:



                      1 Year   3 Years   5 Years    10 Years
    --------------------------------------------------------
    Class I            $113     $353       $612      $1,352

         FUND SUMMARIES -- J.P. MORGAN NSAT BALANCED FUND


J.P. Morgan NSAT Balanced Fund



OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund seeks a high total return from a diversified portfolio of equity and fixed income securities.



VMF has selected J.P. Morgan Investment Management Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund, under normal circumstances, invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income securities (including U.S. government, corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.


The fixed income securities held by the Fund will generally be investment grade securities, or unrated securities of comparable quality, although a portion of the Fund's fixed income securities will be invested in securities rated below investment grade (commonly known as junk bonds). All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by Fund management to consider what action, if any, the Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

   Investment grade securities are taxable debt securities, including corporate bonds and other debt instruments, that have been rated within the four highest rating categories by a nationally recognized rating agency, such as Standard & Poor's Rating Group or Moody's Investors Service, Inc. The rating agency evaluates a debt security, measures the issuer's financial condition and stability, and assigns a rating to the security. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

   Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.



INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.


CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the Fund. These risks are particularly strong for junk bonds and other lower rated securities.

         Fund Summaries


LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, an investment in the Fund is subject to the following specific risks:

- increased price sensitivity to changing interest rates and to adverse economic and business developments

- greater risk of loss due to default or declining credit quality

- greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due

- negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by the Fund.


PREPAYMENT AND EXTENSION RISK. The issuers of mortgage-backed and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. Changes in prepayment rates can also make the price and yield of mortgage- and asset-backed securities volatile.



In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Extension risk is the risk that payments of principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.



FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of investments in U.S. companies. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.



PORTFOLIO TURNOVER RISK. The Fund will attempt to buy securities with the intent of holding them for investment, but the subadviser may engage in active and frequent trading of securities if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund.



For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 32.

PERFORMANCE



The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL TOTAL RETURNS -- CLASS I SHARES(1):

[BAR CHART]

                                                                                   %
                                                                                ------
1998                                                                              8.1
1999                                                                              0.9
2000                                                                             -0.3


Best quarter:   6.9%, 1st Qtr. of 1998


Worst quarter: -5.7%, 3rd Qtr. of 1999



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:(2)



                                  ONE        SINCE
                                  YEAR    INCEPTION(3)
                                 ------   ------------
The Fund (Class I shares)(1)     -0.35%       3.12%
The S&P 500 Index(4)             -9.11%      13.80%
The Lehman Brothers Aggregate
  Bond Index(4)                  11.63%       6.50%


---------------


(1)The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2)This performance includes performance for a period (prior to May 1, 2000) when the Fund's previous subadviser managed the Fund.



(3)The Fund commenced operations on October 31, 1997.



(4)The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. The Lehman Brothers Aggregate Bond Index -- an unmanaged index of U.S. Treasury, agency, corporate, and mortgage pass-through securities -- gives a broad look at the performance of these securities. Unlike mutual funds, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index do not incur expenses. If these indices incurred expenses, their returns would be lower. The Fund contains both equity and fixed income securities in its portfolio. As a result, the Fund's performance should be compared to both indices together rather than to any one index individually.



FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.75%
Other Expenses                               0.32%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.07%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.


(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.90%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

EXAMPLE


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell of your all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions the cost would be:



                      1 Year   3 Years   5 Years    10 Years
    --------------------------------------------------------
    Class I            $109     $340       $590      $1,306

         FUND SUMMARIES -- MAS NSAT MULTI SECTOR BOND FUND


MAS NSAT Multi Sector Bond Fund



OBJECTIVE AND PRINCIPAL STRATEGIES



The primary objective of the Fund is to seek above average total return over a market cycle of three to five years.



VMF has selected Miller Anderson & Sherrerd, LLP as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.


The subadviser determines the Fund's overall maturity and duration targets and sector allocations. The portfolio managers then select particular securities for the Fund in various sectors within those overall guidelines. The subadviser may increase or decrease the Fund's exposure to interest rate changes based on its outlook for the economy, interest rates and inflation. The Fund invests varying amounts in U.S. and foreign securities (including emerging market securities), and investment grade and high yield securities, based on the subadviser's perception of their relative values.

PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.



INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.



CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the Fund. These risks are particularly strong for junk bonds and other lower rated securities.



PREPAYMENT AND EXTENSION RISK. The issuers of mortgage-backed and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. Changes in prepayment rates can also make the price and yield of mortgage- and asset-backed securities volatile.



In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Extension risk is the risk that payments of principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.



FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since the countries may have unstable governments, more volatile currencies and less established markets.



DERIVATIVES RISK. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. Counterparties to over-the-counter derivatives contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.



LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, an investment in the Fund is subject to the following specific risks:


- Increased price sensitivity to changing interest rates and to adverse economic and business developments

- Greater risk of loss due to default or declining credit quality

- Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due

- Negative market sentiment towards high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by the Fund.


PORTFOLIO TURNOVER RISK. The Fund will attempt to buy securities with the intent of holding them for investment, but the subadviser may engage in active and frequent trading of securities if it believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund.



For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 32.


PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL TOTAL RETURN -- CLASS I SHARES(1):

[BAR CHART]

                                                                                   %
                                                                                ------
1998                                                                              2.6
1999                                                                              1.6
2000                                                                              5.6


Best quarter:  2.6%, 4th Qtr. of 1998


Worst quarter: -2.0%, 3rd Qtr. of 1998



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000(2):



                                  ONE        SINCE
                                  YEAR    INCEPTION(3)
                                 ------   ------------
The Fund (Class I Shares)(1)      5.65%       3.42%
Lehman Brothers Aggregate Bond
  Index(4)                       11.63%       6.50%


---------------


(1)The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2) This performance includes performance for a period (prior to May 1, 2000) when the Fund's previous subadviser managed the Fund.



(3) The Fund commenced operations on October 31, 1997.



(4) The Lehman Brothers Aggregate Bond Index -- an unmanaged index of U.S. Treasury, agency, corporate, and mortgage pass-through securities -- gives a broad look at the performance of these securities. Unlike mutual funds, the Lehman Brothers Aggregate Bond Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.

         Fund Summaries


FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.75%
Other Expenses                               0.34%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.09%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.


(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.90%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

EXAMPLE


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions the cost would be:



                       1 Year   3 Years   5 Years   10 Years
------------------------------------------------------------
Class I                 $111     $347      $601      $1,329

         FUND SUMMARIES -- FEDERATED NSAT HIGH INCOME BOND FUND


Federated NSAT High Income Bond Fund



OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund seeks to provide high current income.


VMF has selected Federated Investment Counseling as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund provides exposure to the high-yield, lower-rated corporate bond market. At least 65% of the Fund's total assets are invested in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. There is no minimum acceptable rating for a security to be purchased or held in the Fund's portfolio.

The subadviser actively manages the Fund's portfolio, seeking to realize the potentially higher returns of high yield bonds by minimizing default risk and other risks through security selection and diversification. Some of the fixed income securities may be convertible into stock of the issuer or otherwise react more closely to movements of the stock market rather than the bond market.

The methods by which the subadviser attempts to reduce the risks involved in lower-rated securities include:

- Credit Research. The subadviser performs its own credit analysis in addition to using rating agencies and other sources, and may have discussions with the issuer's management or other investment analysts regarding issuers. The subadviser performs a credit-intensive, fundamental analysis of the financial records of an issuer which focuses on the financial condition of high yield issuers. In selecting a portfolio security, the subadviser also analyzes the issuer's business and product strength, competitive position and responsiveness to changing business and market conditions, management expertise, and financial condition and anticipated cash flow and earnings to assess whether the security's risk is commensurate with its potential return. In evaluating an issuer, the subadviser places special emphasis on the estimated current value of the issuer's assets rather than its historical cost.

- Diversification. The subadviser invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

- Economic Analysis. The subadviser analyzes current developments and trends in the economy and in the financial markets.

Sell decisions occur when the subadviser's fundamental outlook changes or when its fundamental outlook differs from consensus as determined by over- (or under-) valuation in the marketplace. In both cases, fundamental analysis drives the sell process.

The fixed income securities that the Fund purchases include corporate debt securities, zero coupon securities, convertible securities and preferred stocks. The Fund may also invest in fixed income securities of issuers based outside the U.S.; however, the securities of foreign issuers in which the Fund invests are primarily traded in the U.S. and are denominated in U.S. dollars.

PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.



INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.



CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the Fund. These risks are particularly strong for junk bonds or other lower-rated securities.



LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tends to be very

         Fund Summaries


volatile, and these securities are less liquid than investment grade debt securities. For these reasons an investment in the Fund is subject to the following specific risks:

- Increased price sensitivity to changing interest rates and to adverse economic and business developments

- Greater risk of loss due to default or declining credit quality

- Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due

- Negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security in the Fund.


FOREIGN RISK. To the extent that the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.


CALL RISK. Call risk is the possibility that an issuer may redeem a debt security before maturity (call). An increase in the likelihood of a call may reduce the security's price. If a debt security is called, the Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.


For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning page 32.


PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL TOTAL RETURNS -- CLASS I SHARES(1):

[BAR CHART]

                                                                                   %
                                                                                ------
1998                                                                              5.8
1999                                                                              3.2
2000                                                                             -8.3


Best quarter:  4.7%, 1st Qtr. of 1998


Worst quarter: -6.6%, 4th Qtr. of 2000



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                                   ONE       SINCE
                                  YEAR    INCEPTION(2)
                                  -----   ------------
The Fund (Class I shares)(1)      -8.28%      0.76%
Lehman Brothers High Yield
  Index(3)                        -5.86%      0.00%


---------------


(1)The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2) The Fund commenced operation on October 31, 1997.



(3) The Lehman Brothers High Yield Index -- an unmanaged index of bonds that are rated below investment grade -- gives a broad look at the performance of these securities. Unlike mutual funds, the Lehman Brothers High Yield Index does not incur expenses. If this index incurred expenses, the actual returns of this index would be lower.

FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.80%
Other Expenses                               0.32%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.12%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.


(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.95%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

EXAMPLE


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions the cost would be:



                      1 Year   3 Years   5 Years    10 Years
    --------------------------------------------------------
    Class I            $114     $356       $617      $1,363

         MORE ABOUT THE FUNDS


PRINCIPAL INVESTMENTS AND TECHNIQUES



The Funds may use the following principal investments and techniques to increase returns, protect assets or diversify investments.



The Statement of Additional Information (SAI) contains additional information about the Funds including the Funds' other investment techniques. To obtain copy of the SAI, see the back cover.



GROWTH AND VALUE STOCKS (ALL FUNDS EXCEPT MULTI SECTOR BOND AND HIGH INCOME
BOND). Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. In comparison, a growth stock's price may be more directly linked to market developments than a value stock's price. However, value stocks tend to have higher dividend yields than growth stocks. This means they depend less on price changes for returns. Accordingly, they might not participate in upward market movements, but may be less adversely affected in a down market compared to lower yielding stocks.



PREFERRED STOCK (SMALL CAP GROWTH, HIGH INCOME BOND, EQUITY INCOME). Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.



CONVERTIBLE SECURITIES (SMALL CAP GROWTH, EQUITY INCOME, HIGH INCOME
BOND). Convertible securities -- also known as convertibles -- include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.


Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.


WARRANTS (SMALL CAP GROWTH). A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.



ZERO COUPON SECURITIES (HIGH INCOME BOND). Zero coupon securities pay no interest during the life of the security, and are issued by a wide variety of corporate and governmental issuers. Certain zero coupon securities are sold at a deep discount.



Zero coupon securities may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than the value of bonds that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero coupon securities are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. So, to avoid federal income tax liability, a Fund may be required to make distributions to shareholders and may have to sell some of its assets at inappropriate times in order to generate cash to make distributions.

FLOATING AND VARIABLE RATE SECURITIES (BALANCED, MULTI SECTOR BOND, HIGH INCOME
BOND). Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), but the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.



These securities are subject to interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that the principal amount will be repaid prior to the stated maturity and that the repaid principal will be reinvested when the market is offering lower interest rates, reducing a Fund's income. A Fund will only purchase floating-and variable-rate securities of the same quality as the securities it would otherwise purchase.



U.S. GOVERNMENT SECURITIES (BALANCED, MULTI SECTOR BOND). These securities include Treasury bills, notes, and bonds, securities issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:


- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association (GNMA), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States

- The Federal Home Loan Banks

- The Federal National Mortgage Association (FNMA)

- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (FHLMC)

- The Federal Farm Credit Banks.


There is virtually no credit risk with U.S. government securities which are issued and backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts). However, some securities issued by U.S. government agencies are only backed by the issuing agency, and do contain some credit risk. In addition, neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayment and other factors may affect the value of these securities.



MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. (BALANCED, MULTI SECTOR BOND). U.S. government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers. Collateralized mortgage obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates, as their collateral. CMOs can be issued by U.S. government agencies or by private lenders.



Mortgage-backed securities are subject to interest rate risk. They are also subject to credit risk if they are issued by private issuers. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed security will be paid off sooner than anticipated. Reinvesting the returned principal when the market is offering lower interest rates would reduce the Fund's income. Prepayment risk also means the possibility of losing principal as a result of faster than anticipated prepayments of securities purchased at a premium. Mortgage-backed securities are also subject to extension risk as described above if rates increase and prepayments slow. When prepayments slow, mortgage-backed securities secured by such loans will not be paid off as soon as the subadviser expected. This can affect the maturity and volatility of the Fund and cause the Fund to be locked into securities with lower interest rates for longer periods of time.



Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers and are subject to interest rate, credit and prepayment risks like mortgage-backed securities.



DERIVATIVES (MID CAP INDEX, GLOBAL 50, MULTI SECTOR BOND). A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic and foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.



SOVEREIGN DEBT (MULTI SECTOR BOND). Sovereign debt includes:


- Fixed income securities issued or guaranteed by foreign governments and governmental agencies

- Fixed income securities issued by government owned, controlled or sponsored foreign entities

         More About the Funds

- Debt securities issued by entities created to restructure the fixed income securities issued by any of the above issuers

- Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external debt


-Participations in loans between foreign governments and financial institutions



-Fixed income securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.



SHORT SALES. (GROWTH FOCUS). In selling a stock which the Fund does not own (a short sale), the Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender any interest accrued during the period of the loan.



DEPOSITARY RECEIPTS (GROWTH FOCUS). The Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts
(ADRs). ADRs may not necessarily be denominated in the same currency as the underlying securities which they represent. In addition, the issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of securities issued by a foreign corporation. ADRs which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.



PRINCIPAL RISKS



SMALL CAP RISK (MID CAP GROWTH, GROWTH FOCUS, SMALL CAP VALUE, SMALL COMPANY, SMALL CAP GROWTH, GLOBAL 50). Historically, the securities of small cap companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:


- lack depth of management

- lack a proven track record

- be unable to generate funds necessary for growth or development

- be developing or marketing new products or services for which markets are not yet established and may never become established

- market products or services which may become quickly obsolete.


Certain small cap companies in which the Funds invest are in the technology related and biotechnology industries. Small cap companies in these industries may be subject to more abrupt or erratic price movements than small cap companies in other industries. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.



FOREIGN RISK (MID CAP GROWTH, GROWTH FOCUS, SMALL CAP VALUE, SMALL COMPANY, SMALL CAP GROWTH, GLOBAL 50, MULTI SECTOR BOND, HIGH INCOME BOND). Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chance that a Fund may lose money.


COUNTRY -- General securities market movements in any country in which a Fund has investments are likely to affect the value of a Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.


FOREIGN MARKETS -- A Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. The factors can reduce the amount the Fund can earn on its investments.


GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS -- Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting stan-dards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

CURRENCY -- Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends out to its shareholders.


EMERGING MARKETS RISK (GLOBAL 50). The Fund invests primarily in equity securities of companies in emerging market countries, including securities denominated in foreign currencies. Those investments involve special risks and are generally riskier than domestic investments and other kinds of foreign investments, particularly because emerging market countries may be less stable from a political and economic standpoint than other countries. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. It may also be more difficult to buy and sell securities in emerging market countries. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, the securities in which the Fund invests are subject to significant changes in value due to exchange rate fluctuations.


TEMPORARY DEFENSIVE POSITIONS


In response to economic, political or unusual market conditions, each Fund may hold up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

         MANAGEMENT

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The following is management's discussion of the performance of the Funds for the year ended December 31, 2000. This discussion provides an overview of the economy and how it affected the Funds during the year. It also provides a look into the current and future investment techniques and strategies of the Funds from the perspective of the portfolio managers.



STRONG NSAT MID CAP GROWTH FUND.



HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?



For the year ended December 31, 2000, the Strong NSAT Mid Cap Growth Fund returned -15.38%, underperforming both the S&P/Barra Mid Cap 400 Growth Index, the previous benchmark index, by 24.54%, and the Russell Midcap Index, the new benchmark index, by 23.63%



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?



For most of the year, financial and energy companies provided the strongest relative performance for the Fund. As the market decline moved through the summer and into the fall, the Fund benefited by maintaining a diverse list of companies spread across various sectors. Performance during the year was hampered by holdings in Internet infrastructure, semiconductors, and enterprise software, especially in the fourth quarter. These industries were affected by concerns over slowing corporate information technology spending and excess personal computer and wireless inventories. While some of the Fund's holdings in premier growth technology stocks were down in the fourth quarter, we remain committed to these long-term leaders in the growth of the networked economy.



WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO?*



The biggest contributors to the Fund's performance for the year were Check Point Software Technologies, Juniper Networks, and Applied Micro Circuits. The largest detractors to Fund performance were Foundry Networks, SDL, and InfoSpace. In the coming months, we intend to gradually increase our technology and consumer cyclical exposure, provided the Federal Reserve is able to generate a soft landing. In this environment, we will focus on the well-managed growth companies that have the potential to benefit from lower interest rates and a re-accelerating economy.

---------------

*Note that the composition of the portfolio is subject to change, and investments which were held during the year ended December 31, 2000 may no longer be held or may no longer be held in the same amount.



WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING FORWARD?



Now that the Federal Reserve has formally moved to an easing bias, we expect a series of interest rate cuts as they try to engineer a soft landing for the U.S. economy. (Note: The Federal Reserve lowered rates twice in January 2001 and once in April 2001.) Unfortunately, just as rate hikes take time to influence the economy so do rate reductions. Unlike last year, when the entire technology sector was richly valued, health care and financial service companies are now the beneficiaries of speculative excesses. Consequently, we expect market volatility to remain high as investors rotate from sector to sector.



   COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE STRONG NSAT MID CAP GROWTH FUND (CLASS I SHARES) AND THE S&P/BARRA MID CAP 400 GROWTH INDEX AND THE
                          RUSSELL MIDCAP INDEX(1,2,3)

[LINE CHART]

                                                                              S&P/BARRA MID CAP 400
                                                   MID CAP GROWTH FUND            GROWTH INDEX            RUSSELL MIDCAP INDEX
                                                   -------------------        ---------------------       --------------------
10/31/97                                                  10000                       10000                       10000
12/31/97                                                  10220                       10197                       10520
12/31/98                                                  11710                       13750                       11582
12/31/99                                                  21636                       17703                       13694
12/31/00                                                  18309                       19324                       14823


              STRONG NSAT MID CAP GROWTH FUND -- CLASS I SHARES(1)

                          Average Annual Total Return

                        Periods ended December 31, 2000



1 YEAR   LIFE(4)
------   -------
-15.38%   21.10%


---------------

(1)The calculations in the graph assume reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2)The Russell Midcap Index is an index which measures the performance of the 800 smallest companies in the Russell 1000 Index, and represents approximately 24% of the total market capitalization of the Russell 1000 Index. The Fund is changing the index to which it is compared to the Russell Midcap Index because this index more accurately reflects trends in market capitalizations resulting from appreciation and depreciation of the market. Unlike mutual fund returns, the Russell Midcap Index does not include expenses. If expenses were deducted, the actual returns of this index would be lower.



(3)The S&P/Barra Mid Cap 400 Growth Index -- an unmanaged index of companies in the S&P 400 Mid Cap Index whose stocks have higher price-to-book ratios -- gives a broad look at how the prices of growth style stocks of medium-size U.S. companies have performed. Unlike mutual funds, the S&P/Barra Mid Cap 400 Growth Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.



(4) The Strong NSAT Mid Cap Growth Fund commenced operations October 31, 1997.


Past performance is not predictive of future performance.

DREYFUS NSAT MID CAP INDEX FUND.



HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?



For the 12-month period ended December 31, 2000, the Dreyfus NSAT Mid Cap Index Fund returned 15.21% versus a return of 17.51% for Standard & Poor's MidCap 400 Index ("S&P 400 Index"), the benchmark index. The primary difference between the fund's performance and the Index's performance was the effect of fund expenses, trading costs and the cost of investing large cash inflows in a volatile market.



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?



During the year, the largest gains within the S&P 400 Index and the fund came from utilities, including independent power and gas utilities, and the health care group, which includes pharmaceutical and biotechnology companies and health services firms. In addition, the S&P 400 Index's holding in communications services -- namely advertising firms, electronic computer and equipment companies, and computer software companies -- provided strong returns. Oil and gas drillers, aerospace firms and defense contractors also produced competitive returns.



On the other hand, retailing companies -- including companies that cater to home shoppers -- generated the lowest returns of the S&P 400 Index and the fund. Other disappointing performers included iron, steel and specialty metal companies within the metal materials sector; air freight and airlines stocks within the transportation area; and textile stocks within the consumer durables and apparel group. In addition, auto parts manufacturers, building materials producers, banks and consumer household and personal products companies provided disappointing returns.



WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR FUND'S PERFORMANCE?*



The top performing securities for the year were Quest Diagnostics, Vertex Pharmaceuticals, Investors Financial and Barr Labs. The worst performing securities were Sykes Enterprise, Legato Systems and Network Associates, VISX and ANTEC.

---------------

*Note that the composition of the portfolio is subject to change, and investments which were held during the year ended December 31, 2000 may no longer be held or may no longer be held in the same amount.



WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING FORWARD?



The fund is an index fund and its goal is to replicate the returns of the S&P 400 Index. Accordingly, we intend to maintain our strategy of investing in all 400 stocks in the S&P 400 Index, in proportion to their weighting in the index.



                COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT
            IN THE DREYFUS NSAT MID CAP INDEX FUND (CLASS I SHARES)
                       AND THE S&P MIDCAP 400 INDEX(1,2)

[LINE CHART]

                                                                     MID CAP INDEX FUND                S&P MIDCAP 400 INDEX
                                                                     ------------------                --------------------
10/31/97                                                                  10000.00                           10000.00
12/31/97                                                                   9964.00                           10541.00
12/31/98                                                                  11041.00                           12553.00
12/31/99                                                                  13351.00                           14406.00
12/31/00                                                                  15381.00                           16928.00


              DREYFUS NSAT MID CAP INDEX FUND -- CLASS I SHARES(1)

                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 2000



1 YEAR                    LIFE(3)
------                    -------
15.21%                    14.58%


---------------

(1)The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2)The S&P MidCap 400 Index -- an unmanaged index of 400 stocks of medium-size U.S. companies -- gives a broad look at how the stock prices of medium-size U.S. companies have performed. Unlike mutual funds, the S&P MidCap 400 Index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.



(3) The Dreyfus NSAT Mid Cap Index Fund commenced operations October 31, 1997.


Past performance is not predictive of future performance.

         Management

TURNER NSAT GROWTH FOCUS FUND.

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?


For the six-month period ended December 31, 2000, the Turner NSAT Growth Focus Fund returned -40.30% versus -22.42% for the Russell 1000 Growth Index, the benchmark index. The Fund commenced operations on June 30, 2000.



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?



The Fund's overall performance since its June 30, 2000, inception was adversely affected by a hostile environment for growth stocks; the fourth quarter in particular was the worst for growth investing since the fourth quarter of 1987, when the stock market crashed.


The Fund's holdings were hit hard, falling victim to what amounted to an extreme correction in valuations. Our technology-related holdings were especially battered, even though the companies generally continued to deliver robust earnings.


Also, the Fund employs a concentrated approach, investing in a limited number of securities (typically 15 to 30). Such an approach allows us to act opportunistically, but can result in significant volatility during extreme market conditions, like those of the past six months.



WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?



Detracting the most from the Fund's performance were significant losses in five sectors, all with some association to technology, communications, or the
Internet: utilities/communication, health care, consumer discretionary/services, producer durables and technology.



The Fund's one bright spot was its energy holdings, which produced a positive return. Significantly, with its relatively low price/earnings ratios and betas, energy was the sector that investors embraced as a safe haven. The energy sector also benefited from rising oil and natural-gas prices. Unfortunately, our total weighting in energy stocks amounted to 3% of the Fund's assets, so its contribution to performance was minor.



WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING FORWARD?



We have diversified our holdings with new positions in the financial-services and health-care sectors. Still, nearly 70% of the Fund remains invested in technology-related stocks. We believe tech holdings have more attractive valuations at this juncture, and still offer good return potential. In a slowing economy, investors seek companies that can produce the most reliable stream of earnings. In our estimation, the demand for technology-based products and services will continue to outpace the growth of the economy, and technology companies will continue to produce reliable earnings growth.



               COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN


               THE TURNER NSAT GROWTH FOCUS FUND (CLASS I SHARES)


                     AND THE RUSSELL 1000 GROWTH INDEX(1,2)

[LINE CHART]

                                                               TURNER NSAT GROWTH FOCUS FUND        RUSSELL 1000 GROWTH INDEX
                                                               -----------------------------        -------------------------
6/30/00                                                                   10000.00                           10000.00
12/31/00                                                                   5970.00                            7442.00


               TURNER NSAT GROWTH FOCUS FUND -- CLASS I SHARES(1)


                             Aggregate Total Return


                         Period ended December 31, 2000



                      LIFE(3)
                      -------
                      -40.30%


---------------


(1)The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2)The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000 Index, with higher price-to-book ratios and lower forecasted growth values. Unlike mutual fund returns, the Russell 1000(R) Growth Index does not include expenses. If expenses were deducted, the actual returns of this index would be lower.



(3) The Turner NSAT Growth Focus Fund commenced operations June 30, 2000.



Past performance is not predictive of future performance.


NATIONWIDE SMALL CAP VALUE FUND.


HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?



For the 12 month period ended December 31, 2000, the Nationwide Small Cap Value Fund returned 11.20% versus 22.83% for the Russell 2000 Value Index, the benchmark index.



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?



Continued strong economic growth, low inflation, low unemployment and high consumer confidence all contributed to the generally positive environment for value stocks last year. Our performance was hurt somewhat by slower growth in the technology sector during the second half of the year.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?*



Technology, energy and consumer services were our strongest relative sectors while basic industries and health care were among the weaker performing areas. Our emphasis continues to be on the technology, consumer services and energy sectors. Both the technology and consumer services sectors should perform well in a falling interest rate environment, while energy stocks (especially oil services) should benefit from increased spending by exploration and production companies. Stocks that performed well for the year included Tech Data Corp., Artesyn Technologies Inc. and Arrow Electronics Inc. (technology); Ocean Energy Inc. and Noble Affiliates Inc. (energy); and Ann Taylor Stores and Venator Group Inc. (consumer services).


---------------



*Note that the composition of the portfolio is subject to change, and investments which were held during the year ended December 31, 2000 may no longer be held or may no longer be held in the same amount.



WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING FORWARD?



We continue to position the portfolio to have strong value characteristics. With a somewhat weaker economy and slower corporate earnings growth in the forecast, our risk controls have become even more important. We have increased the number of stocks we hold and have reduced further the average price/earnings ratio of our holdings in recognition of the higher risk profile of the current equity market.



  COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE SMALL CAP VALUE FUND
                            (CLASS I SHARES) AND THE
                         RUSSELL 2000 VALUE INDEX(1,2)

[LINE CHART]

                                                                    SMALL CAP VALUE FUND             RUSSELL 2000 VALUE INDEX
                                                                    --------------------             ------------------------
10/31/97                                                                  10000.00                           10000.00
12/31/97                                                                   9839.00                           10452.00
12/31/98                                                                   9537.00                            9778.00
12/31/99                                                                  12192.00                            9633.00
12/31/00                                                                  13558.00                           11831.00


                   SMALL CAP VALUE FUND -- CLASS I SHARES(1)

                          Average Annual Total Return

                        Periods ended December 31, 2000



1 YEAR                    LIFE(3)
------                    -------
11.20%                     10.10%


---------------


(1)The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2)The Russell 2000(R) Value Index measures the performance of the companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Unlike mutual fund returns, the Russell 2000(R) Value Index does not include expenses. If expenses were deducted, the actual returns of this index would be lower.



(3) The Small Cap Value Fund commenced operations October 31, 1997.


Past performance is not predictive of future performance.


NATIONWIDE SMALL COMPANY FUND.



HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?



For the 12-month period ended December 31, 2000, the Nationwide Small Company Fund returned 8.90% versus -3.02% for the Russell 2000 Index, the benchmark index.



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM THE SMALL CAP MARKET?



The rough market environment of 2000 led money managers to consider previously neglected areas of the market -- like small cap stocks and old economy sectors. As of December 29, 2000, small cap stocks (as defined by the Russell 2000 Index) outperformed their large cap brethren (as defined by the Russell 1000 Index) by 4.93%. Much of the performance came after March 2000, when relative equity valuations reached a climax. Small companies in the energy, utilities, and health care sectors drove performance. In the Russell 2000 Index, these sectors gained 90.65%, 64.52%, and 38.23%, respectively.



The equity markets began their yearlong correction in early spring, and investors began to move significant amounts of money into the small cap value market. This move turned out to be a smart one as, in general, small cap value stocks crushed their growth counterparts. The Russell 2000 Value Index outperformed the Russell 2000 Growth Index by 45.44%. This disparity can largely be explained by the different weights of technology and financial stocks in the two indices. As of year-end, the technology sector represented 21.9% of the growth index and only 2.7% of the value index, while the weightings of the financial sector were almost the exact opposite. Tech stocks suffered for most of 2000 due, in part, to earnings pre-announcements, weakening Internet companies, and slower growth in the broader economy. The tech sector's setbacks were quite a reversal from trends in recent years. In the Russell 2000 Index, the technology sector lost a whopping 36.95%, which detracted more than 12% from overall index performance.



WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIOS' HOLDINGS?



During the year, performance benefited from our exposure in retail products and industrial services companies. Our hold-

         Management


ings in the technology sector, and to a lesser degree in the finance sector, detracted from the Fund's overall return.



WHAT IS THE VIEW OF THE SMALL CAP MARKETPLACE GOING FORWARD?



Up until March 2001, investors have generally displayed a notable preference for large cap stocks. As a consequence, the relative valuation of the smaller issues is attractive and could be poised for solid price appreciation in the short term. Small caps have corrected more than large caps, down more than 20% from its high compared to 14% for the broader market (S&P 500). Furthermore, investment research shows that periods of very strong outperformance in small cap stocks have begun in the middle of economic slowdowns.



Several market strategists consider the small cap marketplace to be the most inviting segment of the U.S. stock market. Some old economy sectors, although not glamorous, feature small companies with strong business models and very cheap valuations.



COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE SMALL COMPANY FUND (CLASS
                               I SHARES) AND THE


                            RUSSELL 2000 INDEX(1,2)

[LINE CHART]

                                                                     SMALL COMPANY FUND                 RUSSELL 2000 INDEX
                                                                     ------------------                 ------------------
11/1/95                                                                   10000.00                           10000.00
12/31/95                                                                  11386.00                           10695.00
12/31/96                                                                  13848.00                           12463.00
12/31/97                                                                  15803.00                           15234.00
12/31/98                                                                  15962.00                           14894.00
12/31/99                                                                  23900.00                           18100.00
12/31/00                                                                  26116.00                           17471.00


                    SMALL COMPANY FUND -- CLASS I SHARES(1)


                          Average Annual Total Return


                        Periods ended December 31, 2000



1 YEAR    5 YEAR    LIFE(3)
------    ------    -------
8.90%     17.96%    20.32%


---------------


(1)The calculations in the graph assume the reinvestment of all dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2)The Russell 2000(R) Index is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Unlike mutual fund returns, the Russell 2000 Index does not include expenses. If expenses were deducted, the actual returns of this Index would be lower.



(3) The Fund commenced operations October 23, 1995.



Past performance is not predictive of future performance.



NATIONWIDE SMALL CAP GROWTH FUND.



HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?



For the 12-month period ended December 31, 2000, the Nationwide Small Cap Growth Fund returned -16.17% versus -22.43% for the Russell 2000 Growth Index, the benchmark index.



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM THE SMALL CAP MARKET?



The rough market environment of 2000 led money managers to consider previously neglected areas of the market--like small cap stocks and old economy sectors. As of December 29, 2000, small cap stocks (as defined by the Russell 2000 Index) outperformed their large cap brethren (as defined by the Russell 1000 Index) by 4.93% basis. Much of the performance came after March 2000, when relative equity valuations reached a climax. Small companies in the energy, utilities, and health care sectors drove performance. In the Russell 2000 Index, these sectors gained 90.65%, 64.52%, and 38.23%, respectively.



The equity markets began their yearlong correction in early spring, and investors began to move significant amounts of money into the small cap value market. This move turned out to be a smart one as, in general, small cap value stocks crushed their growth counterparts. The Russell 2000 Value Index outperformed the Russell 2000 Growth Index by 45.44%. This disparity can largely be explained by the different weights of technology and financial stocks in the two indices. As of year-end, the technology sector represented 21.9% of the growth index and only 2.7% of the value index, while the weightings of the financial sector were almost the exact opposite. Tech stocks suffered for most of 2000 due, in part, to earnings pre-announcements, weakening Internet companies, and slower growth in the broader economy. The tech sector's setbacks were quite a reversal from trends in recent years. In the Russell 2000 Index, the technology sector lost a whopping 36.95%, which detracted more than 12% from overall index performance.



WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIOS' HOLDINGS?



During the year, our investments in retail companies provided the strongest relative performance for the Fund. Performance was hampered by our holdings in internet, telecommunications, and computer software companies.



WHAT IS THE VIEW OF THE SMALL CAP MARKETPLACE GOING FORWARD?



Up until March 2001, investors have generally displayed a notable preference for large cap stocks. As a consequence, the relative valuation of the smaller issues is attractive and could be poised for solid price appreciation in the short term. Small caps have corrected more than large caps, down more than 20% from its high compared to 14% for the broader market (S&P 500). Furthermore, investment research shows that periods of very strong outperformance in small cap stocks have begun in the middle of economic slowdowns.



Several market strategists consider the small cap marketplace to be the most inviting segment of the U.S. stock market. Some old economy sectors, although not glamorous, feature small companies with strong business models and very cheap valuations.



  COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE SMALL CAP GROWTH FUND
                            (CLASS I SHARES) AND THE

                         RUSSELL 2000 GROWTH INDEX(1,2)
[LINE CHART]

                                                                   SMALL CAP GROWTH FUND            RUSSELL 2000 GROWTH INDEX
                                                                   ---------------------            -------------------------
5/1/99                                                                    10000.00                           10000.00
12/31/99                                                                  20501.00                           13373.00
12/31/00                                                                  17186.00                           10373.00


                   SMALL CAP GROWTH FUND -- CLASS I SHARES(1)

                          AVERAGE ANNUAL TOTAL RETURN

                         PERIOD ENDED DECEMBER 31, 2000



     1 YEAR   LIFE(3)
     ------   -------
     -16.17%  38.49%


---------------


(1)The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2)The Russell 2000(R) Growth Index measures the performance of the growth companies in the Russell 2000 Index, which contains approximately 2000 common stocks issued by smaller capitalization U.S. companies. Unlike mutual fund returns, the Russell 2000(R) Growth Index does not include expenses. If expenses were deducted, the actual returns of this index would be lower.



(3) The Small Cap Growth Fund commenced operations May 1, 1999.


Past performance is not predictive of future performance.

NATIONWIDE GLOBAL 50 FUND.


HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?



For the 12-month period ended December 31, 2000, the Nationwide Global 50 Fund had a total return of -12.32% versus -12.92% for the MSCI World Index, the benchmark index.



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?



After 1999's euphoria surrounding the technology, media, and telecommunications
(TMT) sectors, the group fell on hard times in 2000. During the year, the telecommunications sector was the worst performing sector globally. As such, Fund holdings in this sector significantly detracted from overall Fund performance.



Stock selection within consumer non-durables, insurance, and technology sectors contributed positively to relative performance, while stock selection within bank, chemical and telecommunications sectors detracted from overall return.



WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?*



Philip Morris led the way during the year as one of the top portfolio performers, returning over 95% for the year. In addition, Nestle was another positive contributor to the Fund's overall return, up 31%.



Within the technology sector, Philips, a European stock, turned in positive performance in 2000. Philips ended the year up 56%, clearly outperforming most European and global technology issues. The diversified company benefited from its semiconductor exposure in the early part of the year and its growth in its consumer electronics business.

---------------


*Note that the composition of the portfolio is subject to change, and investments which were held during the year ended December 31, 2000 may no longer be held or may no longer be held in the same amount.



WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING FORWARD?



We believe 2001 will be a difficult year for global equity markets. In our opinion, much will depend on the course of action pursued by the central banks. If these entities act swiftly and ease rates, we feel that stronger, more robust economies with low inflation and sustainable growth should emerge. Along with the central banks, much will depend on U.S. consumer confidence and spending. Meanwhile, the slowdown in Europe is modest by comparison to the U.S. and growth in the region, overall, remains robust.

         Management


 COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE GLOBAL 50 FUND (CLASS I
  SHARES) AND THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX(1,2)

[LINE CHART]

                                                                       GLOBAL 50 FUND                    MSCI WORLD INDEX
                                                                       --------------                    ----------------
10/31/97                                                                  10000.00                           10000.00
12/31/97                                                                  10118.00                           10274.00
12/31/98                                                                  12054.00                           12615.00
12/31/99                                                                  14816.00                           16118.00
12/31/00                                                                  12991.00                           14036.00


                      GLOBAL 50 FUND -- CLASS I SHARES(1)

                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 2000



1 YEAR   LIFE(3)
------   -------
-12.32%    8.61%


---------------


(1)The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2)The Morgan Stanley Capital International (MSCI) World Index -- an unmanaged index of companies whose securities are listed on the stock exchanges of the U.S., Europe, Canada, Australia, and the Far East -- gives a broad look at how the stock prices of these companies have performed. Unlike mutual funds, the MSCI World Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.



(3) The Global 50 Fund commenced operations October 31, 1997.


Past performance is not predictive of future performance.

FEDERATED NSAT EQUITY INCOME FUND.


HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?



For the 12-month period ended December 31, 2000, the Federated NSAT Equity Income Portfolio had a total return of -10.62% versus -9.11% for the S&P 500 Index, the benchmark index.



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?



In 2000, the stock market turned in a performance that was in complete contrast to 1999. The strongest performing sectors of the S&P 500 in the prior year, technology and telecommunications, were the worst performers in 2000, down 39.7% and 38.9%, respectively. Meanwhile, traditional defensive sectors such as utilities and energy, which had underperformed in recent years, had strong showings in 2000, gaining 59.1% and 13.9%, respectively. Financials rose strongly, up 26.1% in anticipation of interest rate cuts by the Federal Reserve.



While the technology sector contributed the overwhelming majority of the Fund's negative returns, it is important to note that the Funds' technology holdings outperformed the S&P 500 technology sector for the quarter and the full year.



WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?*



The portfolio's best performing holdings were in the value-oriented areas such as finance, pharmaceuticals, consumer staples, basic materials and retail. The biggest contributors to performance included Metropolitan Life Insurance, Convertible Preferreds, Bristol-Myers Squibb, Target, Quaker Oats, Schering Plough and Alcoa.



The portfolio's worst performing securities included tech leaders such as Corning, Intel, Sun Microsystems, Global Crossing Ltd., Convertible Preferred Stock, EMC and Nortel Networks. These companies met or exceeded earnings expectations, but suffered the dramatic multiple contraction that plagued the technology and communications sectors in the fourth quarter.



The portfolio significantly underperformed its Lipper VA peer group due, in part, to our long-held sector neutral strategy which requires the portfolio to hold weightings in each of the eleven basic sectors similar to those of our S&P 500 Index benchmark. This strategy has served the portfolio very well over the long term. However, in periods during which technology significantly underperforms the market and finance, utilities and energy significantly outperform the market, the portfolio will generally lag its Lipper peer group.



Furthermore, convertible securities have traditionally provided a measure of downside protection during market corrections. In the fourth quarter these securities did not provide the expected downside cushion, an event which happens during periods of high volatility coupled with a poor high yield market environment.

---------------


*Note that the composition of the portfolio is subject to change, and investments which were held during the year ended December 31, 2000 may no longer be held or may no longer be held in the same amount.



WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING FORWARD?



Going forward, we believe the markets will remain highly volatile. Therefore, we intend to maintain a more conservative stance by holding common stocks with relatively low price/earnings multiples, as well as holding the convertible securities of high-quality companies.



In addition, we have no plans to alter our long-held sector neutral strategy.

  COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE FEDERATED NSAT EQUITY
            INCOME FUND (CLASS I SHARES) AND THE S&P 500 INDEX(1,2)

[LINE CHART]

                                                                     EQUITY INCOME FUND                      S&P 500
                                                                     ------------------                      -------
10/31/97                                                                  10000.00                           10000.00
12/31/97                                                                  10177.00                           10642.00
12/31/98                                                                  11717.00                           13683.00
12/31/99                                                                  13884.00                           16565.00
12/31/00                                                                  12409.00                           15057.00


             FEDERATED NSAT EQUITY INCOME FUND -- CLASS I SHARES(1)

                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 2000



1 YEAR   LIFE(3)
------   -------
-10.62%    7.06%


---------------


(1)The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2)The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the S&P 500 Index does not include expenses. If expenses were deducted, the actual returns of this Index would be lower.



(3) The Federated NSAT Equity Income Fund commenced operations October 31, 1997.


Past performance is not predictive of future performance.

J.P. MORGAN NSAT BALANCED FUND.


HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?



For the 12-month period ended December 31, 2000, the J.P. Morgan NSAT Balanced Fund returned -0.35% versus -9.11% for the S&P 500 Index and 11.63% for the Lehman Brothers Aggregate Bond Index.



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?



2000 saw dramatic declines in the U.S. equity markets as the S&P 500 lost over 9% of its value and the Nasdaq lost close to 40%. The drop was dominated by a huge sell off in technology stocks, precipitated by numerous earnings down grades and disappointments.



In general, the finance, insurance, and utilities sectors contributed to performance, while performance in the telecommunications, semiconductors, and hardware industries detracted from performance.



Bonds benefited form a volatile stock market. Long Treasury bonds beat stocks by the widest margin in over 25 years.



WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?*



The securities with the greatest positive impact on the portfolio for the year were: Bank America Corp (contributed 0.16%), J.P. Morgan Chase & Co (0.16%), American Express (0.15%), and Alza Corp (0.14%). The securities with the greatest negative contribution to overall portfolio performance include Oracle Systems (-0.56%), Motorola (-0.32%), and Disney (-0.25%).



WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING FORWARD?



In our opinion, weaker economic data continue to point to a rapidly slowing US economy and we are likely to continue to see downgrades to 2001 earnings expectations. The surprise cut in interest rates by the Federal Reserve will add much needed liquidity to the economy and will boost investor and consumer sentiment. However, it will take some time before corporate earnings begin to recover. We continue to be concerned, however, about the funding of the trade deficit should investment flows into the U.S. slow due to reduced corporate earnings.

---------------


*Note that the composition of the portfolio is subject to change, and investments which were held during the year ended December 31, 2000 may no longer be held or may no longer be held in the same amount.

         Management


COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE J.P. MORGAN NSAT BALANCED
                             FUND (CLASS I SHARES),
                           THE S&P 500 INDEX AND THE


                   LEHMAN BROTHERS AGGREGATE BOND INDEX(1,2)

[LINE CHART]

                                                      LB AGGR. BOND                  S&P 500                  BALANCED FUND
                                                      -------------                  -------                  -------------
10/31/97                                                10000.00                    10000.00                    10000.00
12/31/97                                                10147.00                    10642.00                    10146.00
12/31/98                                                11030.00                    13683.00                    10965.00
12/31/99                                                10936.00                    16565.00                    11060.00
12/31/00                                                12208.00                    15057.00                    11021.00


             J.P. MORGAN NSAT BALANCED FUND -- CLASS I SHARES(1,3)

                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 2000



        1 YEAR            LIFE(4)
        ------            -------
-0.35%                      3.12%


---------------


(1)The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2)The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. The Lehman Brothers Aggregate Bond Index -- an unmanaged index of U.S. Treasury, agency, corporate, and mortgage pass-through securities -- gives a broad look at the performance of these securities. Unlike mutual funds, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index do not incur expenses. If these indices incurred expenses, their returns would be lower. The Fund contains both equity and fixed income securities in its portfolio. As a result, the Fund's performance should be compared to both indices together rather than to any one index individually.



(3 )The performance shown includes performance for a period (prior to May 1, 2001) when the Fund had a subadviser, other than J.P. Morgan Investment Management Inc.



(4 )The J.P. Morgan NSAT Balanced Fund commenced operations October 31, 1997.


Past performance is not predictive of future performance.

MAS NSAT MULTI SECTOR BOND FUND.


HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?



For the 12-month period ended December 31, 2000, the MAS NSAT Multi Sector Bond Fund returned 5.65% versus 11.63% for the Lehman Brothers Aggregate Bond Index, the benchmark index.



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?



The Fund's underperformance in 2000 was principally due to an overweight position in high yield bonds, which, in general, had substantially lower returns than the rest of the fixed income market. During the year, fears of an economic "hard landing" and a Federal Reserve bias toward restraint hampered returns. In particular, the Fund was overweighted in the poor performing telecom sector, which suffered amid overbuilding concerns.



The U.S. investment grade bond sector had a strong year, lead by U.S. Treasury securities; however, the Fund was underweighted in the group--a strategy that negatively impacted our overall return.



The Fund was also underweighted in non-dollar issues, which helped the Fund's overall return. A weak Euro and Yen unfavorably affected this sector. The Fund's holdings in emerging market debt had a neutral effect on relative returns.



WHAT IS YOUR VIEW OF THE MARKET--AND YOUR FUND'S POSITION--GOING FORWARD?



Looking forward, we continue to believe the high yield sector represents unusually good value. While high yield bonds had a difficult time in 2000--hit hard by negative sentiment, a decline in stocks, and some poor earnings announcements--the sector offers yield spreads that are the highest in a decade. Furthermore, while there has been a deterioration in credit quality, it has not been the substantial across-the-board deterioration that we experienced 10 years ago. We also feel that the sector is ripe for active managers to add additional returns while capturing the under-valuation.



In our opinion, corporate bonds and mortgage-backed securities appear poised for better performance in 2001. We remain focused on capturing the value in corporate bonds, particularly high-yield, and are very optimistic about future results in those sectors.

                COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT
            IN THE MAS NSAT MULTI SECTOR BOND FUND (CLASS I SHARES)
               AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX(1,2)

[LINE CHART]

                                                                   MULTI SECTOR BOND FUND                   LBAB INDEX
                                                                   ----------------------                   ----------
10/31/97                                                                  10000.00                           10000.00
12/31/97                                                                  10100.00                           10140.00
12/31/98                                                                  10370.00                           10257.00
12/31/99                                                                  10528.00                           10936.00
12/31/00                                                                  11123.00                           12208.00


             MAS NSAT MULTI SECTOR BOND FUND -- CLASS I SHARES(1,3)
                          AVERAGE ANNUAL TOTAL RETURN
                        PERIODS ENDED DECEMBER 31, 2000



        1 YEAR            LIFE(4)
        ------            -------
5.65%                       3.42%


---------------


(1)The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2)The Lehman Brothers Aggregate Bond Index -- an unmanaged index of U.S. Treasury, agency, corporate, and mortgage pass-through securities -- gives a broad look at the performance of these securities. Unlike mutual funds, the Lehman Brothers Aggregate Bond Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.



(3) The performance shown includes performance for a period (prior to May 1, 2000) when the Fund had a subadviser other than Miller Anderson & Sherrerd, LLP.



(4) The MAS NSAT Multi Sector Bond Fund commenced operations October 31, 1997.


Past performance is not predictive of future performance.

FEDERATED NSAT HIGH INCOME BOND FUND.


HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?



For the 12-month period ended December 31, 2000, the Federated NSAT High Income Bond Fund had a total return of -8.28% versus -5.86% for the Lehman Brothers High Yield Index, the benchmark index.



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?



Several factors caused the poor absolute performance of high yield bonds. For one, credit risk remains high as default rates stayed above average and rating agency downgrades were well above upgrades. Also, the economy appears to be slowing, which raises the possibility that the economy could slip into recession, causing earnings weakness to continue and driving default rates even higher. As a result, yield spreads between high yield bonds and U.S. treasuries widened to 3.86% in the fourth quarter.



WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?*



Several factors caused the Fund to underperform the benchmark index, including the portfolio's underweighted position in BB-rated securities. BB-rated securities outperformed B-rated securities by approximately 13.00% as credit quality concerns increased. The Fund also suffered from its underweighting in the energy and gaming sectors. The Fund was overweighted in deferred interest securities, which negatively impacted performance as these longer duration securities underperformed in the weak overall market.



Several issuers defaulted during the year, which negatively impacted performance. Some of the worst performers included Regal Cinemas, Pillowtex, AEI Resources, AMF Group, and Clark Material Handling. On the plus side, Albecca, Allied Waste, GFSI, and Kinetics Concepts outperformed on strong operating performance. Merger activity and debt tenders positively impacted the performance of our positions in Dialog, Triarc, USXchange, Verio and Voicestream.



As of December 31, 2000, the Fund's largest credit exposures were to Nextel Communication and related entities (representative security performance for the year 4.9%), Tenet Healthcare (15.6%) and Allied Waste Industries (16.7%). These securities outperformed the overall market given their strong operating performance. We continue to believe they possess strong credit characteristics and remain core positions. The three largest industry sectors at year-end were telecommunications (18.5% of the portfolio), cable TV (9.6%) and Healthcare (6.25%). Telecommunications and cable TV represent modest underweights to the overall market while healthcare is a modest overweight.


---------------



*Note that the composition of the portfolio is subject to change, and investments which were held during the year ended December 31, 2000 may no longer be held or may no longer be held in the same amount.



WHAT IS YOUR VIEW OF THE MARKET--AND YOUR FUND'S POSITION--GOING FORWARD?



We remain underweighted in the energy sector. We feel that better value resides elsewhere. We remain overweighted in deferred interest securities on the belief that specific issuers' deferred interest securities are very cheap after substantially underperforming in 2000.

         Management


                COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT
  IN THE FEDERATED NSAT HIGH INCOME BOND FUND (CLASS I SHARES) AND THE LEHMAN
                         BROTHERS HIGH YIELD INDEX(1,2)

[LINE CHART]

                                                                   HIGH INCOME BOND FUND                    LBHY INDEX
                                                                   ---------------------                    ----------
10/31/97                                                                  10000.00                           10000.00
12/31/97                                                                  10228.00                           10185.00
12/31/98                                                                  10821.00                           10348.00
12/31/99                                                                  11166.00                           10622.00
12/31/00                                                                  10242.00                           10000.00


           FEDERATED NSAT HIGH INCOME BOND FUND -- CLASS I SHARES(1)

                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 2000



        1 YEAR            LIFE(3)
        ------            -------
-8.28%                      0.76%


---------------


(1)The calculations in the graph assume the reinvestment of dividends and distributions.



(2)The Lehman Brothers High Yield Index -- an unmanaged index of bonds that are rated below investment grade -- gives a broad look at the performance of these securities. Unlike mutual funds, the Lehman Brothers High Yield Index does not incur expenses. If this index incurred expenses, the actual returns of this index would be lower.



(3) The Federated NSAT High Income Bond Fund commenced operations October 31, 1997.


Past performance is not predictive of future performance.

INVESTMENT MANAGEMENT

Investment Adviser


Villanova Mutual Fund Capital Trust (VMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Funds. Subject to the supervision and direction of the Trustees, VMF also determines the allocation of Fund assets among one or more of the subadvisers and evaluates and monitors the performance of the subadvisers. VMF is also authorized to select and place portfolio investments on behalf of a Fund and currently does so for a portion of the Small Company and Small Cap Value Funds. VMF was organized in 1999 and manages mutual fund assets. As of December 31, 2000, VMF and its affiliates had approximately $23.7 billion in assets under management, of which approximately $12.9 billion was managed by VMF.



Each Fund pays VMF a management fee, which is based on the Funds' average daily net assets. The total maximum fee paid by each of the Funds other than the Turner NSAT Growth Focus Fund for the fiscal year ended December 31,
2000 -- expressed as a percentage of each Fund's average daily net assets -- was as follows:



                 FUND                       FEE
                 ----                      -----
Strong NSAT Mid Cap Growth Fund            0.90%*
Dreyfus NSAT Mid Cap Index Fund            0.50%*
Small Cap Value Fund                       0.90%*
Small Company Fund                         0.93%**
Small Cap Growth Fund                      1.10%
Global 50 Fund                             1.00%*
Federated NSAT Equity Income Fund          0.80%*
J.P. Morgan NSAT Balanced Fund             0.75%*
MAS NSAT Multi Sector Bond Fund            0.75%*
Federated NSAT High Income Bond Fund       0.80%*


---------------


 *Effective May 1, 2001, the contractual management fees for the following Funds have been changed as follows:



   Strong NSAT Mid Cap Growth Fund       0.90%   up to $500 million
                                         0.85%   $500 million and
                                                 more
   Dreyfus NSAT Mid Cap Index Fund       0.50%   up to $250 million
                                         0.49%   $250 million --
                                                 $500 million
                                         0.48%   $500 million --
                                                 $750 million
                                         0.47%   $750 million -- $1
                                                 billion
                                         0.45%   $1 billion and
                                                 more
   Small Cap Value Fund                  0.90%   up to $200 million
                                         0.85%   $200 million and
                                                 more
   Global 50 Fund                        1.00%   up to $50 million
                                         0.95%   $50 million and
                                                 more
   Federated NSAT Equity Income Fund     0.80%   up to $50 million
                                         0.65%   $50 million --
                                                 $250 million
                                         0.60%   $250 million --
                                                 $500 million
                                         0.55%   $500 million and
                                                 more
   J.P. Morgan NSAT Balanced Fund        0.75%   up to $100 million
                                         0.70%   $100 million and
                                                 more
   MAS NSAT Multi Sector Bond Fund       0.75%   up to $200 million
                                         0.70%   $200 million and
                                                 more
   Federated NSAT High Income Bond Fund  0.80%   up to $50 million
                                         0.65%   $50 million --
                                                 $250 million
                                         0.60%   $250 million --
                                                 $500 million
                                         0.55%   $500 million and
                                                 more



** Effective May 1, 2001, the contractual management fee for the Small Company
   Fund has been changed from a breakpoint structure, to a flat fee of 0.93%.

The Turner NSAT Growth Focus Fund pays VMF a base management fee which may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. Thus, if the Fund outperforms its benchmark by 12% or more over a 36 month period, the Fund will pay higher management fees. Conversely, if the Fund underperforms its benchmark by 12% or more over a 36 month period, the Fund will pay lower management fees. No adjustment will take place if the under-or overperformance is less than 12% and VMF will receive the applicable base fee (the applicable base fee is calculated according to the breakpoint structure listed below). The fee adjustment described above will be phased in over a 24 month period beginning after the first year of operations. The SAI contains more detailed information about any possible performance based adjustments. The management fee payable is based on the Fund's average daily net assets and includes breakpoints so fees decrease as assets increase:



                               Minimum      Base    Maximum
Assets                           Fee         Fee      Fee
-----------------------------------------------------------
  up to $500 million            0.68%       0.90%    1.12%
  $500 million -- $2 billion    0.62%       0.80%    0.98%
  $2 billion +                  0.59%       0.75%    0.91%



PORTFOLIO MANAGERS FOR THE FUNDS MANAGED IN PART BY VMF:



SMALL COMPANY FUND AND SMALL CAP GROWTH FUND PORTFOLIO MANAGERS: Jeffrey C. Petherick and Mary C. Champagne are co-portfolio managers of the portion of the Small Company Fund and the Small Cap Value Fund managed by VMF. Prior to joining VMF in January 2000, Mr. Petherick and Ms. Champagne had co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund, since June 1995. Mr. Petherick and Ms. Champagne also currently co-manage the Nationwide Value Opportunities Fund and NorthPointe Small Cap Value Fund.



Multi-Management Structure



VMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows VMF to hire, replace or terminate subadvisers unaffiliated with VMF without the approval of shareholders. The order also allows VMF to revise a subadvisory agreement with an unaffiliated subadviser with Trustee approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility.


VMF provides the following oversight and evaluation services to the Funds:

- performing initial due diligence on prospective subadvisers for the Funds

- monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations

- communicating performance expectations and evaluations to the subadvisers

- ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated.

VMF does not expect to recommend frequent changes of subadvisers. VMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although VMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

THE SUBADVISERS. Subject to the supervision of VMF and the Trustees, a subadviser will manage all or a portion of a Fund's assets in accordance with a Fund's investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for a Fund and, in connection with such investment decisions, places purchase and sell orders for securities.


The following are the subadvisers for the Funds:



The Dreyfus Corporation


     Dreyfus NSAT Mid Cap Index Fund


     Nationwide Small Cap Value Fund


     Nationwide Small Company Fund


Federated Investment Counseling


     Federated NSAT Equity Income Fund


     Federated NSAT High Income Bond Fund


J.P. Morgan Investment Management


     Nationwide Global 50 Fund


     J.P. Morgan NSAT Balanced Fund


Lazard Asset Management


     Nationwide Small Company Fund


Miller Anderson & Sherrerd


     Nationwide Small Cap Growth Fund


     MAS NSAT Multi Sector Bond Fund


Neuberger Berman, LLC


     Nationwide Small Company Fund


     Nationwide Small Cap Growth Fund


Strong Capital Management


     Strong NSAT Mid Cap Growth Fund


     Nationwide Small Company Fund


Turner Investment Partners


     Turner NSAT Growth Focus Fund

         Management


Waddell & Reed Investment Management Company


     Nationwide Small Company Fund


     Nationwide Small Cap Growth Fund



Prior to October 1, 2000, the Small Cap Growth Fund was managed in part by Franklin Advisers, Inc.



Prior to May 1, 2000, the J.P. Morgan NSAT Balanced Fund was managed by Salomon Brothers Asset Management, Inc.



THE DREYFUS CORPORATION (DREYFUS) is the subadviser for the Dreyfus NSAT Mid Cap Index Fund and for portions of the Small Cap Value Fund and the Small Company Fund. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. As of December 31, 2000, Dreyfus managed or administered approximately $150 billion in assets for approximately 1.6 million investor accounts nationwide.



PORTFOLIO MANAGERS:



MID CAP INDEX FUND: Steven A. Falci has primary responsibility for the management of the Dreyfus NSAT Mid Cap Index Fund and has held that position since September 1999. He has been employed by Dreyfus since February 1996 and by Mellon Equity, an affiliate of Dreyfus, since 1994. He had previously been Managing Director -- Pension Investments at NYNEX Pension Fund and the NYNEX Foundation. Steve is a member of the Association for Investment Management and Research. He earned an MBA in finance and a BS in economics from New York University.



SMALL CAP VALUE FUND: Peter I. Higgins has primary day-to-day responsibility for management of the portion of the Small Cap Value Fund's portfolio managed by Dreyfus. He has held that position since the inception of the Fund, and has been employed by Dreyfus since May 1996 and by The Boston Company Asset Management, LLC. (TBC Asset Management), an affiliate of Dreyfus or its predecessor since May 1991.



SMALL COMPANY FUND: The primary portfolio managers for the portion of the Small Company Fund's portfolio managed by Dreyfus are Paul Kandel and Hilary Woods. Mr. Kandel serves as a Senior Sector Manager for the technology and telecommunications industries in the Small Capitalization Equity Group. Prior to joining Dreyfus in October 1994, Mr. Kandel was a manager at Ark Asset Management where he researched and recommended stocks and initial public offerings in the telecommunications, technology and selected media industries.



Ms. Woods serves as a Senior Sector Manager for the capital goods industries in the Small Capitalization Equity Group. She has held this position and worked in the Dreyfus Equity Research Department since 1987.



FEDERATED INVESTMENT COUNSELING (FEDERATED), a subsidiary of Federated Investors, Inc., is the subadviser for the Federated NSAT Equity Income Fund and Federated NSAT High Income Bond Fund. It has offices located at Federated Investors Tower, Pittsburgh, PA 15222-3779. As of December 31, 2000, Federated had approximately $140 billion in assets under management, representing the assets of other mutual funds and private accounts.



PORTFOLIO MANAGERS:



EQUITY INCOME FUND: Linda A. Duessel and David P. Gilmore are primarily responsible for the day-to-day management of the Federated NSAT Equity Income Fund's portfolio. Ms. Duessel joined Federated Investors, Inc. in 1991 and has been a Vice President of a subsidiary of the subadviser since 1995. From 1991 through 1995, Ms. Duessel was an Assistant Vice President of a subsidiary of the subadviser. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999. From January 1992 to May 1995, Mr. Gilmore was a Senior Associate with Coopers & Lybrand.



HIGH INCOME BOND FUND: Mark E. Durbiano has been primarily responsible for the day-to-day management of the Federated NSAT High Income Bond Fund's portfolio since its inception. Mr. Durbiano joined Federated Investors, Inc. in 1982 and has been a Senior Vice President of a subsidiary of the subadviser since 1996.



J.P. MORGAN INVESTMENT MANAGEMENT INC. (J.P. MORGAN), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J.P. Morgan Chase & Co., a bank holding company, is the subadviser for the Global 50 Fund and the J.P. Morgan NSAT Balanced Fund. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. As of December 31, 2000, the subadviser had assets under management of approximately $359 billion, including approximately $49.4 billion in global equity portfolios.



PORTFOLIO MANAGERS:



GLOBAL 50 FUND: The portfolio management team for the Global 50 Fund is led by Andrew Cormie, Vice President, who has been an international equity portfolio manager since 1977 and employed by J.P. Morgan since 1984 and Shawn Lytle, Vice President, who has been an international equity portfolio manager since 1998 and employed by J.P. Morgan since 1992.



BALANCED FUND: Patrik Jakobson, Vice President, and Rhonda Kershner, Vice President, are the portfolio managers for the J.P. Morgan NSAT Balanced Fund. Mr. Jakobson joined J.P. Morgan in 1987, spending five years as a research analyst specializing in the retailing industry. Subsequently, Mr. Jakobson managed equity and balanced accounts and is currently responsible for managing global balanced portfolios. He is also a member of the Asset Allocation Services group. Ms. Kershner joined J.P. Morgan in 1984 and has held positions in derivatives trading as well as in asset allocation research. She is also a member of the Asset Allocation Services Group, specializing in global tactical asset allocation.



LAZARD ASSET MANAGEMENT (LAZARD) is a subadviser for the Small Company Fund. Lazard and its affiliates managed approximately $71.1 billion in investments for corporations, endowments, public and private pension plans and wealthy individuals as of December 31, 2000. Lazard is a division of Lazard Freres & Co LLC ("Lazard Freres"), a New York limited liability company and has its principal offices located at 30 Rockefeller Plaza, New York, New York, 10112.



PORTFOLIO MANAGERS:



SMALL COMPANY FUND: Lazard manages its portion of the Small Company Fund on a team basis. The team is involved in all levels of the investment process. This team approach allows every portfolio manager to benefit from his/her peers, and clients to receive the firm's best thinking, not that of a single portfolio manager. Lazard's international equity investment team operates under the guidance of Herbert W. Gullquist, Vice Chairman of Lazard Freres and Managing Director and Chief Investment Officer of Lazard with responsibility for overall adherence to the firm's investment principles, and John R. Reinsberg, Managing Director of Lazard responsible for International/Global Equity management, overseeing the team's day-to-day operations and monitoring the composition of the portfolio to ensure appropriate diversification.



MILLER ANDERSON & SHERRERD, LLP (MAS) is a subadviser for a portion of the Small Cap Growth Fund and for the MAS NSAT Multi Sector Bond Fund. MAS is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428-0868. MAS is owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co. (MSDW) and is a division of Morgan Stanley Dean Witter Investment Management (MSDW Investment Management). MAS provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 2000, MSDW Investment Management had in excess of $170.2 billion in assets under management.



PORTFOLIO MANAGERS:



SMALL CAP GROWTH FUND: MAS's portion of the Small Cap Growth Fund is managed by Arden C. Armstrong, David P. Chu and Steven B. Chulik.


Arden C. Armstrong, Managing Director, Morgan Stanley Dean Witter & Co., joined MAS in 1986. She joined the MAS Funds' management team for the Mid Cap Growth portfolio in 1990, the Growth portfolio in 1993 the Equity portfolio in 1994, and the Small Cap Growth portfolio in 1998.

David P. Chu, Vice President, Morgan Stanley Dean Witter & Co., joined MAS in 1998. He served as Senior Equity Analyst from 1992 to 1997 and as Co-Portfolio Manager in 1997 for NationsBank and its subsidiary, Trade Street Investment Associates. He joined the MAS Funds' management team for the Mid Cap Growth portfolio and the Small Cap Growth portfolio in 1998.

Steven B. Chulik joined MAS in 1997. He served as a Quantitative Hedge Fund Analyst at IBJ Schroder Bank and Trust from 1994 to 1995. He attended the Wharton School of the University of Pennsylvania from 1995 to 1997 and received his MBA in 1997. He served as an Equity Analyst at MAS from 1997 to 1999. He joined the management team for the Mid Cap Growth and Small Cap Growth portfolios in 1999.


MULTI SECTOR BOND FUND: The Multi Sector Bond Fund is managed by the following:
Thomas L. Bennett, Kenneth B. Dunn, Stephen F. Esser and J. David Germany.



Thomas L. Bennett, Managing Director, Morgan Stanley & Co. Incorporated, joined MAS in 1984. He joined the management team for the MAS Funds' Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the Fixed Income II Portfolio in 1990, the Special Purpose Fixed Income and Balanced Portfolios in 1992, the Multi-Asset-Class Portfolio in 1994 and the Multi-Market Fixed Income Portfolio in 1997.



Kenneth B. Dunn, Managing Director, Morgan Stanley & Co. Incorporated, joined MAS in 1987. He joined the management team for the MAS Funds' Fixed Income Portfolio in 1987, the Special Purpose Fixed Income Portfolio in 1992 and the Multi-Market Fixed Income Portfolio in 1997.



Stephen F. Esser, Managing Director, Morgan Stanley & Co. Incorporated, joined MAS in 1988. He joined the management team for the MAS Funds' High Yield Portfolio in 1989 and the Multi-Market Fixed Income Portfolio in 1997.



J. David Germany, Managing Director, Morgan Stanley & Co. Incorporated, joined MAS in 1991. He joined the management team for the MAS Funds' Global Fixed Income and International Fixed Income Portfolios in 1993, the Multi-Asset-Class Portfolio in 1994 and the Multi-Market Fixed Income Portfolio in 1997.



NEUBERGER BERMAN, LLC (NEUBERGER BERMAN) is the subadviser for a portion of each of the Small Company and Small Cap Growth Funds. It has offices located at 605 Third Avenue, New York, New York 10158. Neuberger Berman and

         Management


its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $55.5 billion of assets as of December 31, 2000. Neuberger Berman is a member firm of the NYSE and other principal exchanges and acts as the Funds' primary broker in the purchase and sale of securities for the portion of the Funds' portfolio managed by Neuberger Berman.



PORTFOLIO MANAGERS:



SMALL COMPANY FUND: Judith M. Vale, who has been a member of the Small Cap Group since 1992, and Robert D'Alelio, who has been a member of the Small Cap Group since 1996, are responsible for the day-to-day management of Neuberger Berman's subadvisory activities for the Small Company Fund. Ms. Vale and Mr. D'Alelio also have primary responsibility for the day-to-day management of the Neuberger Berman Genesis Portfolio.



SMALL CAP GROWTH FUND: Michael F. Malouf has been with Neuberger Berman since 1998 as a portfolio manager. He is also a Vice President of its affiliate, Neuberger Berman Management Inc. From 1991 to 1998 he served as an analyst, and then as portfolio manager, at Dresdner RCM Global Investors LLC.



Jennifer K. Silver is a principal of Neuberger Berman and a Vice President of its affiliate, Neuberger Berman Management Inc. She has been the Director of the Growth Equity Group since 1997. From 1981 to 1997, she was an analyst and a portfolio manager at Putnam Investments.



STRONG CAPITAL MANAGEMENT INC. (STRONG), P.O. Box 2936, Milwaukee, Wisconsin 53201, is the subadviser for the Strong NSAT Mid Cap Growth Fund and for a portion of the Small Company Fund. Strong was formed in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $45.9 billion as of January 31, 2001.



PORTFOLIO MANAGERS:



MID CAP GROWTH FUND: Ronald C. Ognar and Derek V.W. Felske, are co-portfolio managers for the Fund. Together they are primarily responsible for the day-to-day management of Strong's portion of the Fund's portfolio.



Ronald C. Ognar, a Chartered Financial Analyst with more than 30 years of investment experience, is primarily responsible for the Strong NSAT Mid Cap Growth Fund's portfolio. He also manages the Strong Growth Fund, the Strong Growth Fund II and the Strong Growth 20 Fund; he co-manages the Strong Total Return Fund and the Strong Mid Cap Growth Fund.



Derek V.W. Felske, CFA has over 16 years of investment experience. Prior to joining Strong in 1999, he served as Chief Executive Officer and portfolio manager for Leawood Capital Management LLC and a Vice President and portfolio manager for Twentieth Century Companies, Inc. He was a member of RCM Capital Management's portfolio management team. Mr. Felske earned a B.A. degree in economics from Dartmouth College and an M.B.A. degree in finance and accounting from the Wharton Business School.



SMALL COMPANY FUND: Ronald C. Ognar and Brandon M. Nelson are co-portfolio managers for the portion of the Small Company Fund managed by Strong. Together they are primarily responsible for the day-to-day management of Strong's portion of the Fund's portfolio.



Ronald C. Ognar, CFA, has over 30 years of investment experience. He joined Strong as a portfolio manager in April 1993. Mr. Ognar also manages the Strong Growth Fund and the Strong Growth 20 Fund; and he co-manages the Strong Advisor Mid Cap Growth Fund, Strong Advisor Focus Fund, Strong Large Cap Growth Fund, and the Strong Mid Cap Growth Fund II.



Brandon M. Nelson, CFA, has over four years of investment experience. Mr. Nelson joined Strong as a research analyst in 1996. Mr. Nelson received an M.S. degree in finance from the University of Wisconsin -- Madison and was selected to participate in the Applied Security Analysis Program. Mr. Nelson also earned a B.B.A. degree in finance from the University of Wisconsin -- Madison. Mr. Nelson is also co-portfolio manager to two other small cap funds for which Strong acts as subadviser.



TURNER INVESTMENT PARTNERS, INC. (TURNER), 1235 Westlakes Drive, Suite 350, Berwyn PA 19312-2414, an SEC-registered adviser, serves as the subadviser to the Turner NSAT Growth Focus Fund. Turner, which was founded in 1990, serves as investment adviser to other investment companies, as well as other separate investment portfolios. As of December 31, 2000, Turner had approximately $8.3 billion in assets under management.



PORTFOLIO MANAGERS:



GROWTH FOCUS FUND: The Growth Focus Fund is co-managed by Robert E. Turner, Christopher K. McHugh and William C. McVail.



Robert E. Turner, CFA, Chairman and Chief Investment Officer, joined Turner in 1990 and has over 19 years of investment experience. Christopher K. McHugh also joined Turner in 1990. Mr. McHugh is a Senior Portfolio Manager/

Security Analyst and has over 14 years of investment experience. William C. McVail, CFA is a Senior Portfolio Manager/Security Analyst and has over 13 years of investment experience. Prior to joining Turner in 1998, Mr. McVail was a portfolio manager at PNC Equity Advisers.



WADDELL & REED INVESTMENT MANAGEMENT COMPANY (WRIMCO) is located at 6300 Lamar, P.O. Box 29217, Overland Park, KS 66201. WRIMCO acts as investment manager to numerous investment companies and accounts and is subadviser for portions of the Small Company Fund and the Small Cap Growth Fund. As of December 31, 2000, WRIMCO managed over $35.5 billion in assets.



PORTFOLIO MANAGERS:



SMALL COMPANY FUND AND SMALL CAP GROWTH FUND: Mark G. Seferovich and Grant P. Sarris together manage portions of the Small Company Fund and the Small Cap Growth Fund. Mr. Seferovich is Senior Vice President of WRIMCO and Vice President of certain other investment companies for which WRIMCO serves as investment manager. Mr. Seferovich has served as portfolio manager of investment companies managed by WRIMCO and its predecessor since February 1989. From March 1996 to March 1998, Mr. Seferovich was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO.



Mr. Sarris is Vice President of WRIMCO and Vice President of certain other investment companies for which WRIMCO serves as investment manager. Mr. Sarris served as an investment analyst with WRIMCO and its predecessor from October 1, 1991 to January 1, 1996. From January 1996 to May 1998, Mr. Sarris served as an assistant portfolio manager for WRIMCO, and since May 1998, he has served as a portfolio manager. Mr. Sarris has been an employee of WRIMCO since October 1, 1991.

         BUYING AND SELLING FUND SHARES


WHO CAN BUY CLASS I SHARES OF THE FUNDS



Class I shares of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, (collectively, "Nationwide") to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). Class I shares of certain Funds may be sold to affiliated Funds of Funds. Class II shares may be sold to other insurance companies. Shares are not sold to individual investors.



The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.



Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.



Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.



Each Fund sells Class I shares to separate accounts of Nationwide. Certain Funds may also sell Class II shares to separate accounts of other unaffiliated insurance companies (currently, only the Turner NSAT Growth Focus, Nationwide Small Company and Nationwide Small Cap Growth Funds have Class II shares.) Those Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of these Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.



The distributor for the Funds is currently Nationwide Advisory Services, Inc. It is anticipated that on or before October 1, 2001, Villanova Distribution Services, Inc. will become the Fund's distributor.


PURCHASE PRICE


The purchase price of each share of a Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's Class I shares. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund allocable to such class, less its liabilities allocable to that class, divided by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern
Time) on each day the Exchange is open for trading.


The Funds do not determine NAV on the following days:


- New Year's Day

- Martin Luther King Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day
- Thanksgiving Day

-Christmas Day

- other days when the New York Stock Exchange is not open.


A Fund reserves the right not to determine NAV when:


- It Fund has not received any orders to purchase, sell, or exchange shares


- Changes in the value of the Fund's portfolio do not affect its NAV.


If current prices are not available for a security, or if Villanova SA Capital Trust (VSA), as the Fund's administrator or its agent determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING SHARES


Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists.

         DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS


The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.



Please refer to the SAI for more information regarding the tax treatment of the Funds.

         FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or for the period of the Fund's operations if less than five years). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. The information for the years ended December 31, 2000, 1999, 1998 and 1997 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request. Information for the year ended December 31, 1996 was audited by other auditors.





                                                                           STRONG NSAT MID CAP GROWTH FUND
                                                                      (FORMERLY NATONWIDE STRATEGIC GROWTH FUND)
                                                             ------------------------------------------------------------
                                                               FOR THE         FOR THE         FOR THE         FOR THE
                                                              YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                 2000            1999            1998          1997 (a)
                                                             ------------    ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF PERIOD                        $  20.44        $ 11.70         $ 10.21          $10.00
                                                               --------        -------         -------          ------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                    (0.06)         (0.01)             --            0.01
  Net realized/unrealized gains (losses) from investments         (2.92)          9.87            1.49            0.21
                                                               --------        -------         -------          ------
      Total investment activities                                 (2.98)          9.86            1.49            0.22
                                                               --------        -------         -------          ------
DISTRIBUTIONS:
  Net investment income                                              --             --              --           (0.01)
  Net realized gains                                              (0.81)         (1.12)             --              --
  In excess of net realized gains                                 (0.02)            --              --              --
                                                               --------        -------         -------          ------
      Total distributions                                         (0.83)         (1.12)             --           (0.01)
                                                               --------        -------         -------          ------
NET ASSET VALUE -- END OF YEAR                                 $  16.63        $ 20.44         $ 11.70          $10.21
                                                               ========        =======         =======          ======
Total Return                                                     (15.38)%        84.75%          14.59%           2.20%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                             $244,804        $99,091         $10,342          $1,347
Ratio of expenses to average net assets                            1.00%          1.00%           1.00%           1.00%(c)
Ratio of net investment income to average net assets              (0.40)%        (0.15)%         (0.04)%          0.68%(c)
Ratio of expenses to average net assets*                           1.17%          1.23%           1.55%           6.33%(c)
Ratio of net investment income to average net assets*             (0.57)%        (0.38)%         (0.59)%         (4.65)%(c)
Portfolio turnover rate                                          632.95%        637.83%         369.83%          27.32%(b)


------------------------------------------------------


(a)Period from October 31, 1997 (commencement of operations) through December 31, 1997.



(b)Not annualized.



(c)Annualized.



* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

         Financial Highlights





                                                                           DREYFUS NSAT MID CAP INDEX FUND
                                                                       (FORMERLY NATIONWIDE MID CAP INDEX FUND)
                                                             ------------------------------------------------------------
                                                               FOR THE         FOR THE         FOR THE         FOR THE
                                                              YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                 2000            1999            1998          1997 (a)
                                                             ------------    ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF PERIOD                        $  12.32        $ 10.92         $  9.94          $10.00
                                                               --------        -------         -------          ------
INVESTMENT ACTIVITIES:
  Net investment income                                            0.07           0.05            0.09            0.02
  Net realized/unrealized gains (losses) from investments          1.79           2.21            0.98           (0.06)
                                                               --------        -------         -------          ------
      Total investment activities                                  1.86           2.26            1.07           (0.04)
                                                               --------        -------         -------          ------
DISTRIBUTIONS:
  Net investment income                                           (0.08)         (0.03)          (0.08)          (0.02)
  In excess of net investment income                              (0.01)            --              --              --
  Net realized gains                                              (0.52)         (0.83)             --              --
  In excess of net realized gains                                 (0.02)            --              --              --
  Tax return of capital                                              --             --           (0.01)             --
                                                               --------        -------         -------          ------
      Total distributions                                         (0.63)         (0.86)          (0.09)          (0.02)
                                                               --------        -------         -------          ------
NET ASSET VALUE -- END OF YEAR                                 $  13.55        $ 12.32         $ 10.92          $ 9.94
                                                               ========        =======         =======          ======
Total Return                                                      15.21%         20.92%          10.81%          (0.36)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                             $145,350        $20,259         $10,849          $3,214
Ratio of expenses to average net assets                            0.65%          1.03%           1.20%           1.20%(c)
Ratio of net investment income to average net assets               0.68%          0.56%           0.79%           1.55%(c)
Ratio of expenses to average net assets*                           0.90%          1.74%           1.54%           3.31%(c)
Ratio of net investment income to average net assets*              0.43%         (0.15)%          0.45%          (0.56)%(c)
Portfolio turnover rate                                           83.45%        275.04%         119.37%           7.81%(b)


------------------------------------------------------

(a) Period from October 31, 1997 (commencement of operations) through December 31, 1997.

(b) Not annualized.

(c) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                                 TURNER
                                                  NSAT
                                                 GROWTH
                                               FOCUS FUND                   NATIONWIDE SMALL CAP VALUE FUND
                                              ------------    ------------------------------------------------------------
                                                FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                              PERIOD ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                2000 (A)          2000            1999            1998          1997 (b)
                                              ------------    ------------    ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF PERIOD         $ 10.00         $   9.72        $   9.49        $  9.79         $ 10.00
                                                -------         --------        --------        -------         -------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                    (0.01)           (0.02)          (0.02)         (0.01)           0.01
  Net realized/unrealized gains (losses)
    from investments                              (4.02)            1.06            2.38          (0.29)          (0.17)
                                                -------         --------        --------        -------         -------
      Total investment activities                 (4.03)            1.04            2.36          (0.30)          (0.16)
                                                -------         --------        --------        -------         -------
DISTRIBUTIONS:
  Net investment income                              --               --              --             --           (0.01)
  Net realized gains                                 --            (2.06)          (2.13)            --           (0.04)
                                                -------         --------        --------        -------         -------
      Total distributions                            --            (2.06)          (2.13)            --           (0.05)
                                                -------         --------        --------        -------         -------
NET ASSET VALUE -- END OF YEAR                  $  5.97         $   8.70        $   9.72        $  9.49         $  9.79
                                                =======         ========        ========        =======         =======
Total Return                                     (40.30)%(c)       11.20%          27.84%         (3.06)%         (1.61)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)              $ 5,530         $280,110        $131,929        $50,439         $ 2,069
Ratio of expenses to average net assets            1.35%(d)         1.05%           1.05%          1.05%           1.05%(d)
Ratio of net investment income to average
  net assets                                      (0.55)%(d)       (0.31)%         (0.28)%        (0.21)%          0.50%(d)
Ratio of expenses to average net assets*           5.03%(d)         1.20%           1.27%          1.33%           6.31%(d)
Ratio of net investment income to average
  net assets*                                     (4.23)%(d)       (0.46)%         (0.50)%        (0.49)%         (4.76)%(d)
Portfolio turnover rate                          867.40%(c)       181.85%         270.26%        283.65%           8.38%(c)


------------------------------------------------------


(a)For the period June 30, 2000 (commencement of operations) through December 31, 2000.



(b) Period from October 31, 1997 (commencement of operations) through December 31, 1997.



(c) Not annualized.



(d) Annualized.


* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

         Financial Highlights





                                                                          NATIONWIDE SMALL COMPANY FUND
                                                     ------------------------------------------------------------------------
                                                       FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                         2000           1999           1998           1997           1996
                                                     ------------   ------------   ------------   ------------   ------------
NET ASSETS VALUE -- BEGINNING OF YEAR                  $  22.12       $  16.01       $  15.85       $  13.89       $  11.42
                                                       --------       --------       --------       --------       --------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                             0.02          (0.03)          0.03           0.01           0.06
  Net realized/unrealized gains (losses) from
    investments and foreign currencies                     1.91           7.03           0.13           2.40           2.55
                                                       --------       --------       --------       --------       --------
      Total investment activities                          1.93           7.00           0.16           2.41           2.61
                                                       --------       --------       --------       --------       --------
DISTRIBUTIONS:
  Net investment income                                   (0.01)            --             --             --          (0.06)
  Net realized gains                                      (3.42)         (0.89)            --          (0.45)            --
  In excess of net realized gains                         (0.62)            --             --             --          (0.08)
                                                       --------       --------       --------       --------       --------
  Total distributions                                     (4.05)         (0.89)            --          (0.45)         (0.14)
                                                       --------       --------       --------       --------       --------
NET ASSET VALUE -- END OF YEAR                         $  20.00       $  22.12       $  16.01       $  15.85       $  13.89
                                                       ========       ========       ========       ========       ========
Total Return                                               8.90%         44.02%          1.01%         17.35%         22.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                     $790,607       $542,537       $406,569       $343,808       $180,840
Ratio of expenses to average net assets                    1.21%          1.15%          1.07%          1.11%          1.20%
Ratio of net investment income to average net
  assets                                                   0.06%         (0.16)%         0.21%          0.05%          0.60%
Portfolio turnover rate                                  163.66%        134.74%        141.27%        134.38%        136.74%

                                                  NATIONWIDE                                   NATIONWIDE
                                             SMALL CAP GROWTH FUND                           GLOBAL 50 FUND
                                          ---------------------------   ---------------------------------------------------------
                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2000         1999 (A)         2000           1999           1998         1997 (b)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS VALUE -- BEGINNING OF PERIOD     $ 19.69        $ 10.00        $ 13.89        $ 11.75        $ 10.10         $10.00
                                            -------        -------        -------        -------        -------         ------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                (0.02)         (0.01)          0.13           0.07           0.11           0.02
  Net realized/unrealized gains (losses)
    from investments and foreign
    currencies                                (3.10)         10.48          (1.81)          2.60           1.81           0.10
                                            -------        -------        -------        -------        -------         ------
      Total investment activities             (3.12)         10.47          (1.68)          2.67           1.92           0.12
                                            -------        -------        -------        -------        -------         ------
DISTRIBUTIONS:
  Net investment income                          --             --          (0.11)         (0.04)         (0.07)         (0.02)
  In excess of net investment income             --             --             --          (0.01)         (0.12)            --
  Net realized gains                          (0.31)         (0.78)         (0.11)         (0.48)         (0.08)            --
  In excess of net realized gains             (0.02)            --          (0.33)            --             --             --
  Tax return of capital                          --             --          (0.01)            --             --             --
                                            -------        -------        -------        -------        -------         ------
      Total distributions                     (0.33)         (0.78)         (0.56)         (0.53)         (0.27)         (0.02)
                                            -------        -------        -------        -------        -------         ------
NET ASSET VALUE -- END OF YEAR              $ 16.24        $ 19.69        $ 11.65        $ 13.89        $ 11.75         $10.10
                                            =======        =======        =======        =======        =======         ======
Total Return                                 (16.17)%       105.01%(c)     (12.32)%        22.92%         19.14%          1.18%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)          $93,891        $19,541        $81,359        $60,840        $21,527         $5,566
Ratio of expenses to average net assets        1.30%          1.30%(d)       1.20%          1.20%          1.20%          1.20%(d)
Ratio of net investment income to
  average net assets                          (0.22)%        (0.24)%(d)      1.01%          0.31%          0.66%          1.00%(d)
Ratio of expenses to average net assets*       1.60%          3.40%(d)       1.42%          1.54%          1.46%          2.84%(d)
Ratio of net investment income to
  average net assets*                         (0.52)%        (2.34)%(d)      0.79%         (0.03)%         0.40%         (0.64)%(d)
Portfolio turnover rate                      182.48%        130.98%(c)     184.98%         79.22%         59.01%          9.32%(c)


------------------------------------------------------

(a) Period from May 1, 1999 (commencement of operations) through December 31, 1999.

(b) Period from October 31, 1997 (commencement of operations) through December 31, 1997.

(c) Not annualized.

(d) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

         Financial Highlights





                                                                          FEDERATED NSAT EQUITY INCOME FUND
                                                                       (FORMERLY NATIONWIDE EQUITY INCOME FUND)
                                                             ------------------------------------------------------------
                                                               FOR THE         FOR THE         FOR THE         FOR THE
                                                              YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                 2000            1999            1998          1997 (a)
                                                             ------------    ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF PERIOD                        $ 13.53         $ 11.47         $ 10.16          $10.00
                                                               -------         -------         -------          ------
INVESTMENT ACTIVITIES:
  Net investment income                                           0.12            0.05            0.10            0.02
  Net realized/unrealized gains (losses) from investments        (1.54)           2.06            1.44            0.16
                                                               -------         -------         -------          ------
      Total investment activities                                (1.42)           2.11            1.54            0.18
                                                               -------         -------         -------          ------
DISTRIBUTIONS:
  Net investment income                                          (0.12)          (0.04)          (0.10)          (0.02)
  Net realized gains                                                --           (0.01)          (0.13)             --
                                                               -------         -------         -------          ------
      Total distributions                                        (0.12)          (0.05)          (0.23)          (0.02)
                                                               -------         -------         -------          ------
NET ASSET VALUE -- END OF YEAR                                 $ 11.99         $ 13.53         $ 11.47          $10.16
                                                               =======         =======         =======          ======
Total Return                                                    (10.62)%         18.49%          15.13%           1.77%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                             $55,951         $29,189         $14,194          $1,610
Ratio of expenses to average net assets                           0.95%           0.95%           0.95%           0.95%(c)
Ratio of net investment income to average net assets              0.96%           0.43%           1.11%           1.34%(c)
Ratio of expenses to average net assets*                          1.11%           1.09%           1.15%           5.63%(c)
Ratio of net investment income to average net assets*             0.80%           0.29%           0.91%          (3.34)%(c)
Portfolio turnover rate                                          72.32%          45.16%          49.12%          14.52%(b)


------------------------------------------------------

(a) Period from October 31, 1997 (commencement of operations) through December 31, 1997.

(b) Not annualized.

(c) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                                                            J.P. MORGAN NSAT BALANCED FUND
                                                                         (FORMERLY NATIONWIDE BALANCED FUND)
                                                             ------------------------------------------------------------
                                                               FOR THE         FOR THE         FOR THE         FOR THE
                                                              YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                 2000            1999            1998          1997 (a)
                                                             ------------    ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF PERIOD                        $  10.31        $ 10.58         $ 10.10          $10.00
                                                               --------        -------         -------          ------
INVESTMENT ACTIVITIES:
  Net investment income                                            0.28           0.37            0.30            0.05
  Net realized/unrealized gains (losses) from investments         (0.30)         (0.28)           0.51            0.10
                                                               --------        -------         -------          ------
      Total investment activities                                 (0.02)          0.09            0.81            0.15
                                                               --------        -------         -------          ------
DISTRIBUTIONS:
  Net investment income                                           (0.29)         (0.36)          (0.30)          (0.05)
  Net realized gains                                                 --             --           (0.03)             --
                                                               --------        -------         -------          ------
      Total distributions                                         (0.29)         (0.36)          (0.33)          (0.05)
                                                               --------        -------         -------          ------
NET ASSET VALUE -- END OF YEAR                                 $  10.00        $ 10.31         $ 10.58          $10.10
                                                               ========        =======         =======          ======
Total Return                                                      (0.35)%         0.87%           8.07%           1.46%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                             $112,577        $78,157         $40,885          $1,886
Ratio of expenses to average net assets                            0.90%          0.90%           0.90%           0.90%(c)
Ratio of net investment income to average net assets               2.86%          3.68%           3.81%           4.08%(c)
Ratio of expenses to average net assets*                           1.07%          1.00%           0.96%           4.90%(c)
Ratio of net investment income to average net assets*              2.69%          3.58%           3.75%           0.08%(c)
Portfolio turnover rate                                          252.43%        103.69%         137.35%           0.19%(b)


------------------------------------------------------

(a) Period from October 31, 1997 (commencement of operations) through December 31, 1997.

(b) Not annualized.

(c) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

         Financial Highlights





                                                                           MAS NSAT MULTI SECTOR BOND FUND
                                                                     (FORMERLY NATIONWIDE MULTI SECTOR BOND FUND)
                                                             ------------------------------------------------------------
                                                               FOR THE         FOR THE         FOR THE         FOR THE
                                                              YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                 2000            1999            1998          1997 (a)
                                                             ------------    ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF PERIOD                        $   9.37        $  9.82         $ 10.05          $10.00
                                                               --------        -------         -------          ------
INVESTMENT ACTIVITIES:
  Net investment income                                            0.61           0.61            0.48            0.05
  Net realized/unrealized gains (losses) from investments
    and foreign currencies                                        (0.10)         (0.47)          (0.22)           0.05
                                                               --------        -------         -------          ------
      Total investment activities                                  0.51           0.14            0.26            0.10
                                                               --------        -------         -------          ------
DISTRIBUTIONS:
  Net investment income                                           (0.60)         (0.59)          (0.47)          (0.05)
  Net realized gains                                                 --             --           (0.01)             --
  Tax return of capital                                              --             --           (0.01)             --
                                                               --------        -------         -------          ------
      Total distributions                                         (0.60)         (0.59)          (0.49)          (0.05)
                                                               --------        -------         -------          ------
NET ASSET VALUE -- END OF YEAR                                 $   9.28        $  9.37         $  9.82          $10.05
                                                               ========        =======         =======          ======
Total Return                                                       5.65%          1.56%           2.60%           1.04%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                             $132,227        $72,862         $36,965          $2,032
Ratio of expenses to average net assets                            0.90%          0.90%           0.90%           0.90%(c)
Ratio of net investment income to average net assets               7.07%          7.03%           6.42%           4.77%(c)
Ratio of expenses to average net assets*                           1.09%          1.02%           0.96%           4.41%(c)
Ratio of net investment income to average net assets*              6.88%          6.91%           6.36%           1.26%(c)
Portfolio turnover rate                                          399.03%        242.89%         287.69%          48.90%(b)


------------------------------------------------------

(a) Period from October 31, 1997 (commencement of operations) through December 31, 1997.

(b) Not annualized.

(c) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                                                         FEDERATED NSAT HIGH INCOME BOND FUND
                                                                     (FORMERLY NATIONWIDE HIGH INCOME BOND FUND)
                                                             ------------------------------------------------------------
                                                               FOR THE         FOR THE         FOR THE         FOR THE
                                                              YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                 2000            1999            1998          1997 (a)
                                                             ------------    ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF PERIOD                        $  9.52         $ 10.04         $ 10.12          $10.00
                                                               -------         -------         -------          ------
INVESTMENT ACTIVITIES:
  Net investment income                                           0.89            0.83            0.66            0.11
  Net realized/unrealized gains (losses) from investments        (1.62)          (0.52)          (0.08)           0.12
                                                               -------         -------         -------          ------
      Total investment activities                                (0.73)           0.31            0.58            0.23
                                                               -------         -------         -------          ------
DISTRIBUTIONS:
  Net investment income                                          (0.89)          (0.83)          (0.66)          (0.11)
  Tax return of capital                                          (0.01)             --              --              --
                                                               -------         -------         -------          ------
      Total distributions                                        (0.90)          (0.83)          (0.66)          (0.11)
                                                               -------         -------         -------          ------
NET ASSET VALUE -- END OF YEAR                                 $  7.89         $  9.52         $ 10.04          $10.12
                                                               =======         =======         =======          ======
Total Return                                                     (8.28)%          3.19%           5.80%           2.28%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                             $78,631         $64,754         $36,630          $6,029
Ratio of expenses to average net assets                           0.95%           0.95%           0.95%           0.95%(c)
Ratio of net investment income to average net assets             10.44%           8.81%           7.88%           6.96%(c)
Ratio of expenses to average net assets*                          1.12%           1.15%           1.12%           2.18%(c)
Ratio of net investment income to average net assets*            10.27%           8.61%           7.71%           5.73%(c)
Portfolio turnover rate                                          18.12%          22.04%          24.25%           7.37%(b)


------------------------------------------------------

(a) Period from October 31, 1997 (commencement of operations) through December 31, 1997.

(b) Not annualized.

(c) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

INFORMATION FROM NATIONWIDE


Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Funds. To obtain a document free of charge, contact us at the address or number listed below:


- Statement of Additional Information (incorporated by reference into this Prospectus)


- Annual Report


- Semi-Annual Report

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215

FOR INFORMATION AND ASSISTANCE:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov


THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213



FND-4426-5/01

                      [This Page Intentionally Left Blank]

Nationwide(R) Separate Account Trust


- Total Return Fund
   (Class I Shares)



- Capital Appreciation Fund
   (Class I Shares)



- Government Bond Fund
   (Class I Shares)



- Money Market Fund
   (Class I Shares)



May 1, 2001



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

         TABLE OF CONTENTS

FUND SUMMARIES


TOTAL RETURN FUND..............................................................3



Objective and Principal Strategies

Principal Risks
Performance
Fees and Expenses


CAPITAL APPRECIATION FUND......................................................5



Objective and Principal Strategies

Principal Risks
Performance
Fees and Expenses


GOVERNMENT BOND FUND...........................................................7



Objective and Principal Strategies

Principal Risks
Performance
Fees and Expenses


MONEY MARKET FUND..............................................................9



Objective and Principal Strategies

Principal Risks
Performance
Fees and Expenses


MORE ABOUT THE FUNDS..........................................................11


Temporary Defensive Positions
More About the Stock Funds
More About the Government Bond Fund
More About the Money Market Fund


MANAGEMENT....................................................................14


Management's Discussion of the Funds' Performance
Investment Adviser


BUYING AND SELLING FUND SHARES................................................19



Who Can Buy Class I Shares of the Funds

Purchase Price
Selling Shares
Restrictions on Sales

DISTRIBUTIONS AND TAXES.......................................................20

Dividends and Distributions
Tax Status


FINANCIAL HIGHLIGHTS..........................................................21


ADDITIONAL INFORMATION................................................BACK COVER

         FUND SUMMARIES


This prospectus provides information about four funds offered by Nationwide Separate Account Trust, which include two stock funds, a bond fund and a money market fund (the Funds). The term "Stock Funds" includes both the Total Return Fund and the Capital Appreciation Fund. The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 11. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and /or variable life insurance policies.



The Fund Summaries contain a discussion of the general risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.



A QUICK NOTE ABOUT THE FUNDS



This Prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy. You'll find details about how your annuity contract or life insurance policy works in the accompanying prospectus.



Each Fund, except The Total Return Fund, currently offers one class of shares. The Total Return Fund offers two classes of shares. This Prospectus, however, provides information with respect to only Class I shares of the Funds, which are available exclusively through variable annuity contracts or variable insurance policies offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company. See "Buying and Selling Fund Shares" on page 19 for more information.

         FUND SUMMARIES -- TOTAL RETURN FUND

Total Return Fund


OBJECTIVE AND PRINCIPAL STRATEGIES



The investment objective of the Fund is to obtain reasonable, long-term total return on invested capital.




The Fund seeks total return through a flexible combination of current income and capital appreciation. To achieve its
                                       objective, the Fund invests primarily in the common stock and convertible securities of companies with consistent earnings performance and generally intends to be fully invested in these securities.



The Fund generally looks for companies whose earnings are expected to grow more consistently than other companies in the market. It usually will sell securities if:



-the price of the security is overvalued



-the company's earnings are consistently lower than expected



-more favorable opportunities are identified.


PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.



PORTFOLIO TURNOVER RISK. The Fund will attempt to buy securities with the intent of holding them for investment, but the portfolio managers may engage in active and frequent trading of securities if they believe that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund.



For additional information about the Fund's investments and risks, see "More About the Funds" beginning on page 11.



TOTAL RETURN



Generally, total return means a combination of income and capital appreciation. In other words, the Fund looks for stocks and other securities that pay dividends and other income, instead of relying solely on the security's prospects for increasing in value.
 Because, in most cases, a stock is more certain to pay its scheduled dividends than increase in value, a total return approach can help a fund achieve more stable, dependable returns.

         Fund Summaries -- Total Return Fund

PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL TOTAL RETURNS -- CLASS I SHARES(1):


[GRAPH]

                                                                      %
                                                                     ----
1991                                                                 38.5
1992                                                                  8.2
1993                                                                 10.9
1994                                                                  1.1
1995                                                                 29.1
1996                                                                 21.8
1997                                                                 29.4
1998                                                                 18.1
1999                                                                  6.9
2000                                                                 -2.1


Best Quarter:   17.0%,  4th qtr. of 1998


Worst Quarter: -12.0%, 3rd qtr. of 1998



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                           1 YEAR   5 YEARS   10 YEARS
                           ------   -------   --------
The Fund (Class I
  shares)(1)                -2.12%   14.28%    15.50%
The S&P 500 Index(2)        -9.11%   18.35%    17.46%


------------


(1) The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2) The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.



FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from an investment)         None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.60%
Other Expenses                               0.21%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      0.81%


------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.


(2) Villanova Mutual Fund Capital Trust (VMF), the Fund's investment adviser, has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.78%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

EXAMPLE


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions the cost would be:



                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                 ------    -------    -------    --------
Class I           $83        $259       $450      $1,002

         FUND SUMMARIES -- CAPITAL APPRECIATION FUND

Capital Appreciation Fund


OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund seeks long-term capital appreciation.



To achieve its objective, the Fund primarily invests in the common stock of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its total assets in common stock and convertible securities and generally intends to be fully invested in these securities.


The portfolio manager will consider, among other things, a company's financial strength, competitive position in its industry, projected future earnings, cash flows, and dividends when deciding whether to buy or sell securities. The Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market. It generally will sell securities if:

- the price of the security is overvalued

- the company's earnings are consistently lower than expected

- more favorable opportunities are identified.


PRINCIPAL RISKS



Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted by the portfolio manager's ability to assess economic conditions and investment opportunities.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.



MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.



PORTFOLIO TURNOVER RISK. The Fund will attempt to buy securities with the intent of holding them for investment, but the portfolio manager may engage in active and frequent trading of securities if he believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund.



For additional information about the Fund's investments and risks, see "More About the Funds" beginning on page 11.

         Fund Summaries -- Capital Appreciation Fund

PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL TOTAL RETURNS -- CLASS I SHARES(1):


[GRAPH]

                                                                        %
                                                                       ----
1993                                                                    9.6
1994                                                                   -0.9
1995                                                                   29.4
1996                                                                   26.1
1997                                                                   34.5
1998                                                                     30
1999                                                                    4.3
2000                                                                  -26.5


Best Quarter:   20.5%,  4th qtr. of 1998


Worst Quarter: -25.6%, 4th qtr. of 2000



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                                                  SINCE
                            1 YEAR   5 YEARS   INCEPTION(2)
                            ------   -------   ------------
The Fund (Class I
  shares)(1)                -26.53%   11.05%       11.14%
The Russell 1000(R) Growth
  Index(3)                  -22.42%   18.15%       15.75%


------------


(1)The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2) The Fund commenced operations on April 15, 1992.



(3) Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index (the 1000 largest companies in the U.S.) with higher price-to-book ratios and lower forecasted growth values. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.



FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from an investment)         None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.60%
Other Expenses                               0.23%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      0.83%


------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.


(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.80%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

EXAMPLE


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions the cost would be:



                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                 ------    -------    -------    --------
Class I           $85        $265       $460      $1,025

         FUND SUMMARIES -- GOVERNMENT BOND FUND

Government Bond Fund


OBJECTIVE AND PRINCIPAL STRATEGIES



The investment objective of the Fund is to provide as high a level of income as is consistent with the preservation of capital.



To achieve its goal, the Fund seeks an attractive risk-adjusted total return, with an emphasis on current income. It seeks to achieve its goal by investing at least 65% of its total assets in U.S.
                                       government and agency bonds, bills, and
                                       notes. The Fund may also invest in
                                       mortgage-backed securities issued by U.S.
                                       government agencies. The Fund's dollar-
                                       weighted average portfolio maturity
generally will be five to nine years.



 BOND MATURITY


 Bond maturity simply means the life of a bond before it comes due and must be repaid. Generally, the longer the bond's maturity, the higher the interest rate.
 This compensates investors for tying up their investments for longer periods. However, as described below, bonds with longer maturities are also more sensitive to price shifts caused by interest rate changes.



To select investments that fit the Fund's objectives, the portfolio manager uses interest rate expectations, yield-curve analysis, economic forecasting, market sector analysis, and other techniques. The Fund may also look for U.S. Government and agency securities that it believes are undervalued, with the goal of buying them at attractive prices and watching them increase in value. A security may be sold to take advantage of more favorable opportunities.


The Fund's portfolio manager will consider the duration of

                                       particular debt securities and the Fund's overall portfolio when managing the Fund.
The Fund will generally have a duration of four to six years.



 DURATION is a measure of the sensitivity of the net asset value of the Fund to changes in interest rates.


PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted by the portfolio manager's ability to assess economic conditions and investment opportunities.



INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.



CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns.


Some of the securities purchased by the Government Bond Fund are virtually immune to credit risk, because they are issued and backed by the "full faith and credit" of the U.S. government. This means the U.S. government has the power to tax its citizens in order to pay its debts. Other securities are issued by U.S. government agencies and are not backed by the full faith and credit of the U.S. government, but are backed by the issuing agency.


PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. When mortgage-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile.



In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that payments of principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.



For additional information about the Fund's investments and risks, see "More About the Funds" beginning on page 11.

         Fund Summaries -- Government Bond Fund

PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL TOTAL RETURNS -- CLASS I SHARES(1):


[GRAPH]

                                                                        %
                                                                       ----
1991                                                                   16.7
1992                                                                    7.9
1993                                                                    9.5
1994                                                                   -3.2
1995                                                                   18.7
1996                                                                    3.5
1997                                                                    9.7
1998                                                                    8.9
1999                                                                   -2.4
2000                                                                   12.5

Best Quarter:   6.7%, 3rd qtr. of 1991


Worst Quarter: -2.7%,  1st qtr. of 1994



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                             1 YEAR   5 YEARS   10 YEARS
                             ------   -------   --------
The Fund (Class I
  shares)(1)                  12.54%   6.32%      7.96%
The Merrill Lynch
  Government Master
  Index(2)                    13.11%   6.50%      7.92%


------------


(1)The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(2) The Merrill Lynch Government Master Index gives a broad look at how the prices of U.S. government bonds have performed. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.


FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from an investment)         None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.50%
Other Expenses                               0.23%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      0.73%


------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.


(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.66%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

EXAMPLE


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions the cost would be:



                1 YEAR     3 YEARS    5 YEARS    10 YEARS
                  ---        ----       ----      ------
Class I           $75        $233       $406      $  906

         FUND SUMMARIES -- MONEY MARKET FUND

Money Market Fund


OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.



It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less, including corporate obligations, U.S. government and agency bonds, bills and notes, the obligations of foreign governments, and the obligations of U.S. banks and U.S. branches of foreign banks, if denominated in U.S. dollars. The Fund may also invest in high quality floating and adjustable rate obligations and asset-backed commercial paper and may enter into repurchase agreements. Typically, the Fund's dollar-weighted average maturity will be 90 days or less.


The Fund invests in securities which the portfolio manager believes to have the best return potential. Because the Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs, to maintain target allocations and to take advantage of more favorable opportunities.


PRINCIPAL RISKS



Although the Fund's objective is to preserve capital, there can be no guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share; therefore you could lose money. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. This risk is significantly reduced due to the short-term nature of the debt securities held by the Fund. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes. This could lead to a greater fluctuation in the value of the securities the Fund owns.



INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.



For additional information about the Fund's investments and risks, see "More About the Funds" beginning on page 11.

         Fund Summaries -- Money Market Fund

PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL TOTAL RETURNS -- CLASS I SHARES(1):


[GRAPH]

                                                                        %
                                                                       ----
1991                                                                   5.8
1992                                                                   3.4
1993                                                                   2.8
1994                                                                   3.9
1995                                                                   5.7
1996                                                                   5.1
1997                                                                   5.3
1998                                                                   5.3
1999                                                                   4.8
2000                                                                     6


Best Quarter:  1.7%, 1st qtr. of 1991


Worst Quarter: 0.7%, 2nd qtr. of 1993



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                              1 YEAR   5 YEARS   10 YEARS
                              ------   -------   --------
The Fund (Class I shares)(1)   6.03%    5.30%      4.80%
The Consumer Price Index(2)    3.39%    2.54%      2.66%


------------


(1)The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2) The Consumer Price Index is an index of prices that measures the change in the cost of basic goods and services over time. The Consumer Price Index is frequently used to measure inflation in the United States.



FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from an investment)         None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.40%
Other Expenses                               0.21%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      0.61%


------------

(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.55%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

EXAMPLE


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholder's actual costs may be higher or lower, based on these assumptions the costs would be:



                1 YEAR     3 YEARS    5 YEARS    10 YEARS
                  ---        ----       ----       ----
Class I           $62        $195       $340       $762

         MORE ABOUT THE FUNDS


The Funds may use the following principal investments and techniques to increase returns, protect assets or diversify investments. The Statement of Additional Information (SAI) contains additional information about the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.


TEMPORARY DEFENSIVE POSITIONS


In response to economic, political or unusual market conditions, each of the Stock Funds and the Government Bond Fund may hold up to 100% of its assets in cash or money market obligations. Should this occur, these Funds may not meet their respective investment objectives and may miss potential market upswings.


MORE ABOUT THE STOCK FUNDS

Other Investment Techniques

The Stock Funds may invest in the following securities:

CONVERTIBLE SECURITIES. In addition to investing in common stocks, each of the Stock Funds may invest in convertible securities -- also known as convertibles -- including bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid security that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," higher-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must be generally paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

MORE ABOUT THE GOVERNMENT BOND FUND

Principal Investment Techniques


The Government Bond Fund may invest in the following:



U.S. GOVERNMENT SECURITIES. These securities include U.S. Treasury bills, U.S. Treasury notes and bonds, securities issued or guaranteed by the U.S. government, and securities issued by U.S. government agencies including:


- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association (GNMA), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States

- The Federal Home Loan Banks

- The Federal National Mortgage Association (FNMA)

- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (FHLMC)

- The Federal Farm Credit Banks.


Although there is virtually no credit risk with U.S. government securities which are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) neither the U.S. government nor its agencies guarantee the market value of their securities. However, some securities issued by U.S. government agencies are only backed by the issuing agency, and do involve some credit risk. In addition, neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayment rates and other factors may affect the value of these securities.



MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers; however, as a principal strategy, the Government Bond Fund will not invest in mortgage-backed securities issued by private issuers. Collateralized Mortgage Obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral. CMOs purchased by the Government Bond Fund are issued by U.S. government agencies.

         More About the Funds


Mortgage-backed securities are subject to interest rate risk and prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans, and mortgage-backed securities secured by such loans will be paid off sooner than anticipated. Reinvesting the returned principal in a lower interest rate market reduces the Government Bond Fund's income. Mortgage-backed securities are also subject to extension risk if rates increase and prepayments slow. When prepayments slow, mortgage-backed securities secured by such loans will not be paid off as soon as the portfolio manager expected. This can affect the maturity and volatility of the Fund and cause the Fund to be locked into securities with lower interest rates for longer periods of time.



FLOATING AND VARIABLE RATE SECURITIES. Floating- and variable-rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), but the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.



These securities are subject to interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that the Government Bond Fund will be repaid prior to the stated maturity and that the principal will be reinvested when the market is paying a lower interest rate, reducing the Government Bond Fund's income. The Government Bond Fund will only purchase floating- and variable-rate securities of the same quality as the securities it would otherwise purchase.



MATURITY. Every debt security has a stated maturity date when the issuer must repay the security's entire principal value to the investor. However, many debt securities are "callable," meaning their principal can be repaid earlier, on or after specified call dates. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a security's "effective maturity" is usually its nearest call date. For mortgage-backed securities, the rate at which homeowners pay down their mortgage principal helps to determine the effective maturity of mortgage-backed securities.


A bond mutual fund has no real maturity, but it does have a weighted average maturity. This number is an average of the stated or effective maturities of the underlying bonds, with each bond's maturity "weighted" by the percentage of fund assets it represents. Funds that target maturities normally use the effective rather than stated maturities of the bonds in the portfolio when computing the average. This provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than a fund targeting a stated maturity or maturity range.

DURATION. Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years - the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

MORE ABOUT THE MONEY MARKET FUND


Principal Investment Techniques


The Money Market Fund may invest in the following securities:

MONEY MARKET OBLIGATIONS. These include:

- U.S. Government securities with remaining maturities of 397 days or less

- Commercial paper rated in one of the two highest categories of any nationally recognized statistical rating organization (rating agency)

- Asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any rating agency

- Short-term bank obligations rated in one of the two highest categories by any rating agency (with respect to obligations maturing in one year or less)

- Repurchase agreements relating to debt obligations that the Fund could purchase directly


- Unrated debt obligations with remaining maturities of 397 days or less that are determined by VMF to be of comparable quality to the securities described above.


Generally, money market obligations will not increase in value, but they are high quality investments that offer a fixed rate of return, as well as liquidity.

FLOATING AND VARIABLE RATE SECURITIES. Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to credit and interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that the Money Market Fund will be repaid prior to the stated maturity and that the principal will be reinvested in a lower interest rate market that reduces the Money Market Fund's income. The Money Market Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities it would otherwise purchase.

REPURCHASE AGREEMENTS. When entering into a repurchase agreement, the Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specific time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering the amounts owed to it.

ASSET-BACKED COMMERCIAL PAPER. The Fund may invest in asset-backed commercial paper that is secured by and paid from a pool of assets such as installment loan contracts, leases of various types of property and receivables from credit cards. Asset-backed commercial paper is issued and supported by private issuers. This type of commercial paper is also subject to interest rate risk and credit risk.


Principal Risks



The Money Market Fund is a low-risk investment compared to most other investments. Given its objective -- to preserve capital, generate income and maintain liquidity -- the Money Market Fund invests in low-risk, high-quality securities. No investment, however, is free of all risk. Any time an investor buys commercial paper or similar obligations, there is credit risk and interest rate risk.



Non-Principal Risk



LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price. To the extent the Fund invests in illiquid securities such as extendable commercial notes (whose maturity may be extended to up to 390 days at the option of the issuer), it is subject to this risk. The Fund will limit this risk by investing primarily in relatively short-term, high-quality securities.

         MANAGEMENT

MANAGEMENT'S DISCUSSION OF THE FUNDS' PERFORMANCE


The following is management's discussion of the performance of the Funds for the year ended December 31, 2000. This discussion provides an overview of the economy and how it affected the Funds during the year. It also provides a look into the current and future investment techniques and strategies of the Funds from the perspective of the portfolio managers.


TOTAL RETURN FUND


HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?


For the year ended December 31, 2000, the Total Return Fund returned -2.12% versus -9.11% for S&P 500 Index, the benchmark index.



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?


During the year, the Fund was aided by the relatively strong performance of the health care, financial services and consumer staples sectors. As the market continued the recent trend toward higher quality, more defensive issues -- the consumer staples, health care and high-quality financial services stocks -- continued to benefit. The Fund also benefited from underweightings of the technology and telecom sectors versus the benchmark.


WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?*


On April 1, 2000, Charles Bath assumed portfolio manager responsibility for the Fund. During the second quarter, the Fund was repositioned to include Mr. Bath's favorite names, while other holdings were divested in a systematic fashion. In September 2000, William Miller was named co-manager of the Fund. The portfolio managers completed the process of reducing the Fund's volatility relative to the S&P 500 through additional diversification. This was primarily accomplished by reducing the overweighted positions in the health care and financial services sectors, while adding to the underweighted technology and telecommunications sectors.



During the second half of the year, the top performing securities in the portfolio were Associates First Capital and Fannie Mae, up 67% and 66%, respectively. The worst performing holdings were Lucent and Worldcom, which were down 73%, and 60%, respectively. The Fund's larger holdings turned in generally favorable results during the period. Along with Fannie Mae, Pfizer was down 3% and Schering-Plough was up 12%. Another notable holding that had a strong period was Quaker Oats, which was up over 30%; in October, the company announced that it was in strategic discussions with a few large companies and a few weeks later reached a friendly agreement to be acquired by Pepsi. Two large weightings in the Fund that lagged the market were General Electric and Wal Mart, down 10% and 8%, respectively.

---------------


*Note that the composition of the portfolio is subject to change, and investments which were held during the year ended December 31, 2000 may no longer be held or may no longer be held in the same amount.



WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING FORWARD?


We are generally pleased with the Fund's results for the past year and continue to believe the Fund is well positioned for another solid year in 2001.



COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE TOTAL RETURN FUND (CLASS I SHARES) AND THE S&P 500 OVER A TEN YEAR PERIOD ENDED DECEMBER 31, 2000(1, 2)


[GRAPH]

                                                                     TOTAL RETURN FUND                       S&P 500
                                                                     -----------------                       -------
1990                                                                       10000                              10000
1991                                                                       13849                              13055
1992                                                                       14981                              14056
1993                                                                       16617                              15460
1994                                                                       16796                              15663
1995                                                                       21682                              21525
1996                                                                       26417                              26492
1997                                                                       34192                              36330
1998                                                                       40372                              45428
1999                                                                       43175                              54988
2000                                                                       42259                              49981


                     TOTAL RETURN FUND -- CLASS I SHARES(1)

                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 2000



1 YEAR        5 YEARS        10 YEARS
------        -------        --------
-2.12%         14.28%         15.50%


------------


(1 )The calculations in the graph assume reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2 )The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.


Past performance is not predictive of future performance.

CAPITAL APPRECIATION FUND



HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?


For the 12-month period ended December 31, 2000, the Capital Appreciation Fund had a total return of -26.53% versus -22.42% for the Russell 1000 Growth Index, the benchmark index. Chris Baggini assumed responsibility for managing the Fund on April 3, 2000. Under his tenure in 2000, the Fund underperformed its benchmark by 1.41%.



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?


In the first quarter of 2000, under the previous manager's discretion, the portfolio had a value bias and low exposure to higher growth technology companies. This value tilt hurt performance during the period. On April 3, 2000, Villanova Mutual Fund Capital Trust, the Fund's investment adviser, made the decision to transfer portfolio management responsibilities to Chris Baggini to create a more aggressive and competitive growth Fund. As such, the weighting in technology, telecommunications, and other high growth sectors were increased. These changes helped the Fund to perform well through October. In the fourth quarter, large-cap, high-growth stocks companies fell out of favor as economic uncertainty combined with high levels of inventory to create a near panic in certain markets. The lack of credit, cash, and market liquidity exacerbated the market's moves as any brief rally encountered excessive selling pressure.



WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?*


Key contributors to portfolio performance included several positions in the healthcare industry. Pfizer, Merck and Schering Plough were clear stand-outs. Also, investments in BEA Systems, Corning, Sanmina, EMC, and Emulex -- all technology-related issues -- aided performance. However, the poor returns from our other technology investments more than offset these gains. Although we were early to reduce our positions in the personal computer industry, small holdings in Dell and Intel hurt performance. Other notable portfolio under-performers included sector leaders like Ariba, Sun Microsystems, Globespan, and Sprint PCS.



In addition, our underweighted position in the consumer industries aided performance, while our negative view of the financial industry hurt performance, especially in the fourth quarter.

---------------


*Note that the composition of the portfolio is subject to change, and investments which were held during the year ended December 31, 2000 may no longer be held or may no longer be held in the same amount.



WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING FORWARD?


We continue to focus on faster growing, large-cap securities with positive fundamental dynamics. In this environment, our task becomes tougher as we remain concerned about the depth and duration of the current economic slowdown. Regardless of the cycle, we still have to find great companies. The Fund will become more diversified as most industries will no longer experience the rate of growth they experienced in 1999 and early 2000. We will need to focus on market share shifts and product cycle strength to determine the companies that we think can continue to grow in such a challenging environment.



COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE CAPITAL APPRECIATION FUND (CLASS I SHARES) AND THE RUSSELL 1000 GROWTH INDEX(1,2)


[GRAPH]

                                                                 CAPITAL APPRECIATION FUND             RUSSELL 1000 GROWTH
                                                                 -------------------------             -------------------
4/92                                                                       10000                              10000
1992                                                                       10578                              10967
1993                                                                       11595                              11285
1994                                                                       11490                              11585
1995                                                                       14863                              15893
1996                                                                       18748                              19567
1997                                                                       25215                              25533
1998                                                                       32770                              35416
1999                                                                       34172                              47159
2000                                                                       25105                              35788


                 CAPITAL APPRECIATION FUND -- CLASS I SHARES(1)

                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 2000



1 YEAR        5 YEARS        LIFE(3)
------        -------        -------
-26.53%        11.05%         11.14%


------------


(1)The calculation in the graph assumes reinvestments of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2)Russell 1000 Growth Index measures the performance of companies in the Russell 1000 Index (the 1000 largest companies in the U.S.) with higher price-to-book ratios and lower forecasted growth values. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.



(3) The Fund commenced operations on April 15, 1992.



Past performance is not predictive of future performance.

         Management

GOVERNMENT BOND FUND


HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?


For the year ended December 31, 2000, the Government Bond Fund returned 12.54% versus 13.11% for the Merrill Lynch Government Master Index, the benchmark index, which is designed to reflect the performance of the broad U.S. government and agency market.


WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?


The Fund performed well during the year despite increases in the Federal Funds rate to 6.50%. The performance was driven by a perceived scarcity of U.S. Treasury bonds as U.S. government surpluses continued to grow and the U.S. Treasury Department began buying back outstanding debt. Weakness in the equity markets also led investors to diversify their portfolios into high-quality fixed income, and the U.S. Treasury market was the main beneficiary. The result of these two forces caused intermediate-term U.S. Treasury yields to decline by about 1.50% during the year.



WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?


During the year, the best performing sector of the government market was U.S. Treasuries followed by agency notes and mortgage-backed securities. The Fund was positioned during the year with agency notes and mortgage-backed securities inside 10 years and a large weighting in U.S. Treasury bonds and zero-coupon bonds outside 10 years. Underperformance versus the index resulted from holding agency notes and mortgage-backed securities in the 5-to-10-year sector. These holdings performed poorly versus U.S. Treasuries despite the historically wide yields available.



WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING FORWARD?


With the Federal Reserve now aggressively easing interest rates, we have positioned the Fund to emphasize the intermediate part of the yield curve. This emphasis should allow the Fund to perform well in a steepening yield curve environment. We expect market participants to favor agency notes over Treasuries and will continue to add to this sector in 2001. Mortgage yields are attractive but we plan to wait for the economy to stabilize before adding to this sector.



COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE GOVERNMENT BOND FUND (CLASS I SHARES) AND THE MERRILL LYNCH GOVERNMENT MASTER INDEX OVER A TEN YEAR PERIOD ENDED DECEMBER 31, 2000(1, 2)


[GRAPH]

                                                                    GOVERNMENT BOND FUND           MERRILL LYNCH GOV'T TR INDEX
                                                                    --------------------           ----------------------------
1990                                                                       10000                              10000
1991                                                                       11670                              11521
1992                                                                       12588                              12354
1993                                                                       13786                              13667
1994                                                                       13341                              13225
1995                                                                       15841                              15647
1996                                                                       16394                              16079
1997                                                                       17978                              17623
1998                                                                       19580                              19358
1999                                                                       19120                              18950
2000                                                                       21518                              21434


                   GOVERNMENT BOND FUND -- CLASS I SHARES(1)

                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 2000



1 YEAR        5 YEARS        10 YEARS
------        -------        --------
 12.54%        6.32%           7.96%


------------


(1)The calculation in the graph assumes reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2)The Merrill Lynch Government Master Index gives a broad look at how the prices of U.S. government bonds have performed. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.


Past performance is not predictive of future performance.


MONEY MARKET FUND



HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?


For the 12-months ended December 31, 2000, the Money Market Fund returned 6.03% versus 3.39% for Consumer Price Index (CPI), the benchmark index.



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
Daily cash flow volatility increased dramatically during the year due to erratic equity markets. At some points, transfers in and out of the Fund were as high as $400 million. As a result, daily liquidity was increased, which decreased the average maturity. Net assets at year end totaled $1,983 million compared to $2,127 million on December 31, 1999.



During the year, the Federal Reserve increased the Federal Funds rate by 100 basis points from 5.50% to 6.50%. The Fund was well positioned to take advantage of this higher interest rate environment due to its lower average maturity.



The portfolio was well diversified throughout the year as industry concentrations and outstandings per issue were maintained below the Fund's maximum limits.

WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING FORWARD?


Now that the Federal Reserve has formally moved to an easing bias, we expect a series of interest rates cuts as they try to engineer a soft landing for the economy. (Note: the Federal Reserve lowered rates twice in January 2001 and once in April 2001.)



COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE MONEY MARKET FUND (CLASS I SHARES) AND THE CONSUMER PRICE INDEX OVER A TEN YEAR PERIOD ENDED DECEMBER 31, 2000(1, 2)


[GRAPH]

                                                                     MONEY MARKET FUND                 CONSUMER PRICE INDEX
                                                                     -----------------                 --------------------
1990                                                                       10000                              10000
1991                                                                       10581                              10306
1992                                                                       10941                              10605
1993                                                                       11242                              10897
1994                                                                       11679                              11188
1995                                                                       12339                              11472
1996                                                                       12971                              11854
1997                                                                       13653                              12055
1998                                                                       14373                              12250
1999                                                                       15068                              12578
2000                                                                       15976                              13004


                     MONEY MARKET FUND -- CLASS I SHARES(1)

                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 2000



1 YEAR        5 YEARS        10 YEARS
------        -------        --------
 6.03%         5.30%           4.80%


------------


(1)The calculations in the graph assume reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2)The Consumer Price Index is an index of prices that measures the change in the cost of basic goods and services over time. The Consumer Price Index is frequently used to measure inflation in the United States.


Past performance is not predictive of future performance.

         Management

INVESTMENT ADVISER


Villanova Mutual Fund Capital Trust (VMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of each of the Funds. VMF was organized in 1999, and manages mutual funds. As of December 31, 2000, VMF and its affiliates had approximately $23.7 billion in assets under management, of which $12.9 billion is managed by VMF.



Each Fund pays VMF a management fee, which is based on the Funds' average daily net assets. The maximum fee paid by each of the Funds for the fiscal year ended December 31, 2000, expressed as a percentage of the Fund's average daily net assets, was as follows:



                  FUND                     FEE
                  ----                     ----
Total Return Fund                          0.60%
Capital Appreciation Fund                  0.60%
Government Bond Fund                       0.50%
Money Market Fund                          0.40%


TOTAL RETURN FUND


Portfolio Managers: Charles Bath and William H. Miller are co-portfolio managers of the Total Return Fund, as well as the Gartmore Total Return Fund.



Mr. Bath has managed or co-managed the Total Return Fund since 1985. Mr. Bath also previously managed the Capital Appreciation Fund from 1992 to March 31, 2000. Mr. Bath has been with VMF or its predecessors since 1985.



Mr. Miller began co-managing the Total Return Fund on September 1, 2000. Prior to joining VMF in July 1999, Mr. Miller held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager, Delaware Management Company (1995-1997); President and Investment Manager, Janney Montgomery Scott LLC (1994-1995); and Vice President and Investment Manager, Rutherford Capital Management (1985-1994).


CAPITAL APPRECIATION FUND


Portfolio Manager: Christopher Baggini is the portfolio manager of the Capital Appreciation Fund, as well as the Gartmore Growth Fund. Mr. Baggini joined VMF in March 2000. Prior to joining Villanova Capital, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors.


GOVERNMENT BOND FUND


Portfolio Manager: Gary Hunt is the portfolio manager for the Government Bond Fund. Mr. Hunt joined Nationwide in 1992 as a securities analyst. Mr. Hunt co-managed the Government Bond Fund from May, 1997 to April, 1999 before becoming sole portfolio manager in May, 1999. He also manages the Nationwide Long-Term U.S. Government Bond Fund and Nationwide Government Bond Fund.


MONEY MARKET FUND

Portfolio Manager: Karen G. Mader is the portfolio manager of the Money Market Fund. She has managed the Money Market Fund since 1987.

         BUYING AND SELLING FUND SHARES


WHO CAN BUY CLASS I SHARES OF THE FUNDS



Class I shares of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company (collectively, Nationwide), to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). Class I shares of certain Funds may be sold to affiliated Funds of Funds. Class II shares may be sold to other insurance companies that are not affiliates with Nationwide or the Funds. Shares are not sold to individual investors.



The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.



Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract owners should contact their insurance company directly for details concerning these transactions.



Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.



Each Fund sells its Class I shares to separate accounts of Nationwide and may also sell its Class II shares to separate accounts of other unaffiliated insurance companies (currently only the Total Return Fund has Class II shares). The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.



The distributor for the Funds is currently Nationwide Advisory Services, Inc. It is anticipated that on or before October 1, 2001, Villanova Distribution Services, Inc. will become the Funds' distributor.


PURCHASE PRICE


The purchase price of each share of a Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's Class I shares. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund allocable to such class, less its liabilities allocable to that class, divided by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern
Time) on each day the Exchange is open for trading.


The Funds do not determine NAV on the following days:

- New Year's Day
- Martin Luther King Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day
- Thanksgiving Day

-Christmas Day

- other days when the New York Stock Exchange is not open.


A Fund reserves the right not to determine NAV when:


- It has not received any orders to purchase, sell, or exchange shares


- Changes in the value of the Fund's portfolio do not affect its NAV.



If current prices are not available for a security, or if Villanova SA Capital Trust (VSA), as the Fund's administrator, or its agent, determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.


SELLING SHARES


Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.


RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists.

         DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS


The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.


Please refer to the SAI for more information regarding the tax treatment of the Funds.

         FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. The information for the years ended December 31, 2000, 1999, 1998 and 1997 has been audited by Pricewaterhouse-Coopers LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. Information for the year ended December 31, 1996 was audited by other auditors.



                                                                         TOTAL RETURN FUND
                                                   --------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------
                                                      2000         1999         1998         1997         1996
                                                   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE -- BEGINNING OF YEAR               $    18.81   $    18.40   $    16.38   $    13.27   $    11.54
                                                   ----------   ----------   ----------   ----------   ----------
Investment activities:
  Net investment income                                  0.12         0.12         0.19         0.23         0.24
  Net realized and unrealized gains (losses) from
     investments                                        (0.47)        1.13         2.77         3.65         2.26
                                                   ----------   ----------   ----------   ----------   ----------
     Total investment activities                        (0.35)        1.25         2.96         3.88         2.50
                                                   ----------   ----------   ----------   ----------   ----------
Distributions:
  Net investment income                                 (0.12)       (0.12)       (0.19)       (0.23)       (0.25)
  Net realized gains                                    (6.70)       (0.72)       (0.75)       (0.52)       (0.52)
  In excess of net realized gains                          --           --           --        (0.01)          --
  Tax return of capital                                    --           --           --        (0.01)          --
                                                   ----------   ----------   ----------   ----------   ----------
     Total distributions                                (6.82)       (0.84)       (0.94)       (0.77)       (0.77)
                                                   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE -- END OF YEAR                     $    11.64   $    18.81   $    18.40   $    16.38   $    13.27
                                                   ==========   ==========   ==========   ==========   ==========
Total Return                                           (2.12)%        6.94%       18.07%       29.43%       21.84%
Ratios/supplemental data:
  Net Assets, at end of period (000)               $2,014,759   $2,419,737   $2,343,437   $1,849,241   $1,179,876
  Ratio of expenses to average net assets                0.78%        0.72%        0.65%        0.54%        0.51%
  Ratio of net investment income to average net
     assets                                              0.63%        0.64%        1.05%        1.54%        1.99%
  Ratio of expenses to average net assets*               0.81%            (a)           (a)           (a)           (a)
  Ratio of net investment income to average net
     assets*                                             0.60%            (a)           (a)           (a)           (a)
  Portfolio turnover rate                              148.28%       29.95%       17.13%       13.85%       16.18%


------------------------------------------------------


* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.



(a)There were no voluntary fee reductions during the period.

         Financial Highlights


                                                                      CAPITAL APPRECIATION FUND
                                                       --------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
                                                       --------------------------------------------------------
                                                         2000        1999         1998        1997       1996
                                                       --------   ----------   ----------   --------   --------
NET ASSETS VALUE -- BEGINNING OF YEAR                  $  25.71   $    26.59   $    21.21   $  16.28   $  13.48
                                                       --------   ----------   ----------   --------   --------
Investment activities:
  Net investment income (loss)                            (0.01)        0.17         0.19       0.20       0.21
  Net realized and unrealized gains (losses) from
     investments                                          (6.76)        0.92         6.14       5.39       3.29
                                                       --------   ----------   ----------   --------   --------
     Total investment activities                          (6.77)        1.09         6.33       5.59       3.50
                                                       --------   ----------   ----------   --------   --------
Distributions:
  Net investment income                                      --        (0.17)       (0.19)     (0.20)     (0.22)
  In excess of net investment income                      (0.04)          --           --         --         --
  Net realized gains                                      (2.34)       (1.60)       (0.76)     (0.46)     (0.48)
  In excess of net realized gains                         (1.88)          --           --         --         --
  Tax return of capital                                      --        (0.20)          --         --         --
                                                       --------   ----------   ----------   --------   --------
     Total distributions                                  (4.26)       (1.97)       (0.95)     (0.66)     (0.70)
                                                       --------   ----------   ----------   --------   --------
NET ASSET VALUE -- END OF YEAR                         $  14.68   $    25.71   $    26.59   $  21.21   $  16.28
                                                       ========   ==========   ==========   ========   ========
Total Return                                             (26.53)%       4.28%       29.96%     34.49%     26.14%
Ratios/supplemental data:
  Net Assets, at end of period (000)                   $606,599   $1,067,839   $1,064,498   $481,738   $211,474
  Ratio of expenses to average net assets                  0.80%        0.74%        0.67%      0.56%      0.52%
  Ratio of net investment income to average net
     assets                                               (0.07)%       0.62%        0.83%      1.10%      1.53%
  Ratio of expenses to average net assets*                 0.83%            (a)           (a)         (a)         (a)
  Ratio of net investment income to average net
     assets*                                              (0.10)%           (a)           (a)         (a)         (a)
  Portfolio turnover rate                                205.34%       24.70%       10.67%     10.88%     22.19%


------------------------------------------------------


* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.



(a)There were no voluntary fee reductions during the period.

                                                                   GOVERNMENT BOND FUND
                                                 --------------------------------------------------------
                                                                 YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------
                                                   2000        1999        1998        1997        1996
                                                 --------    --------    --------    --------    --------
NET ASSETS VALUE -- BEGINNING OF YEAR            $  10.79    $  11.69    $  11.38    $  11.04    $  11.36
                                                 --------    --------    --------    --------    --------
Investment activities:
  Net investment income                              0.66        0.61        0.63        0.69        0.69
  Net realized and unrealized gains (losses)
     from investments                                0.65       (0.88)       0.37        0.34       (0.32)
                                                 --------    --------    --------    --------    --------
     Total investment activities                     1.31       (0.27)       1.00        1.03        0.37
                                                 --------    --------    --------    --------    --------
Distributions:
  Net investment income                             (0.66)      (0.61)      (0.63)      (0.69)      (0.69)
  In excess of net investment income                   --(b)       --          --          --          --
  Net realized gains                                   --       (0.02)      (0.06)         --          --
                                                 --------    --------    --------    --------    --------
     Total distributions                            (0.66)      (0.63)      (0.69)      (0.69)      (0.69)
                                                 --------    --------    --------    --------    --------
NET ASSET VALUE -- END OF YEAR                   $  11.44    $  10.79    $  11.69    $  11.38    $  11.04
                                                 ========    ========    ========    ========    ========
Total Return                                        12.54%      (2.35)%      8.91%       9.67%       3.49%
Ratios/supplemental data:
  Net assets, at end of period (000)             $867,139    $769,957    $761,897    $475,392    $459,247
  Ratio of expenses to average net assets            0.66%       0.65%       0.57%       0.53%       0.51%
  Ratio of net investment income to average net
     assets                                          6.00%       5.41%       5.60%       6.19%       6.23%
  Ratio of expenses to average net assets*           0.73%           (a)         (a)         (a)         (a)
  Ratio of net investment income to average net
     assets*                                         5.93%           (a)         (a)         (a)         (a)
  Portfolio turnover rate                           75.91%      51.61%      32.03%      68.61%      33.75%


------------------------------------------------------


* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.



(a)There were no voluntary fee reductions during the period.



(b)Distributions per share is less than $0.01.

         Financial Highlights


                                                                   MONEY MARKET FUND
                                             --------------------------------------------------------------
                                                                YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                2000          1999          1998         1997        1996
                                             ----------    ----------    ----------    --------    --------
NET ASSETS VALUE -- BEGINNING OF YEAR        $    1.000    $    1.000    $    1.000    $  1.000    $  1.000
                                             ----------    ----------    ----------    --------    --------
Investment activities:
  Net investment income                           0.059         0.050         0.050       0.050       0.050
                                             ----------    ----------    ----------    --------    --------
     Total investment activities                  0.059         0.050         0.050       0.050       0.050
                                             ----------    ----------    ----------    --------    --------
Distributions:
  Net investment income                          (0.059)       (0.050)       (0.050)     (0.050)     (0.050)
                                             ----------    ----------    ----------    --------    --------
     Total distributions                         (0.059)       (0.050)       (0.050)     (0.050)     (0.050)
                                             ----------    ----------    ----------    --------    --------
NET ASSET VALUE -- END OF YEAR               $    1.000    $    1.000    $    1.000    $  1.000    $  1.000
                                             ==========    ==========    ==========    ========    ========
Total Return                                       6.03%         4.81%         5.27%       5.26%       5.12%
Ratios/supplemental data:
  Net assets, at end of period (000)         $1,982,922    $2,127,500    $1,373,334    $993,597    $983,529
  Ratio of expenses to average net assets          0.55%         0.54%         0.46%       0.51%       0.51%
  Ratio of net investment income to average
     net assets                                    5.87%         4.77%         5.15%       5.16%       5.00%
  Ratio of expenses to average net assets*         0.61%             (a)           (a)         (a)         (a)
  Ratio of net investment income to average
     net assets*                                   5.81%             (a)           (a)         (a)         (a)


------------------------------------------------------

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.



(a)There were no voluntary fee reductions during the period.

INFORMATION FROM NATIONWIDE


Please read this Prospectus before investing, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Funds. To obtain a document free of charge, contact us at the address or number listed below.


- Statement of Additional Information (incorporated by reference into this Prospectus)


- Annual Report


- Semi-Annual Report

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215


FOR INFORMATION AND ASSISTANCE:


1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUST'S INVESTMENT COMPANY ACT FILE NO: 811-3213


FND-1103-5/01

Nationwide(R) Separate Account Trust


- Nationwide(R) Income Fund
   (Class I Shares)



-Nationwide(R) Strategic Value Fund
   (Class I Shares)



May 1, 2001



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

         TABLE OF CONTENTS


FUND SUMMARIES



NATIONWIDE INCOME FUND.........................................................3


Objective and Principal Strategies


Principal Risks


Performance




Fees and Expenses


Investment Strategies of the Subadvisers



NATIONWIDE STRATEGIC VALUE FUND................................................6


Objective and Principal Strategies


Principal Risks


Performance




Fees and Expenses



MORE ABOUT THE FUNDS...........................................................8


Principal Investments and Techniques


Principal Risks



MANAGEMENT....................................................................10


Management's Discussion of Fund Performance


Investment Adviser


Multi-Manager Structure

Subadvisers




BUYING AND SELLING FUND SHARES................................................13


Who Can Buy Class I Shares of the Funds

Purchase Price
Selling Shares
Restrictions on Sales


DISTRIBUTIONS AND
TAXES.............                                                            14

Dividends and Distributions
Tax Status


FINANCIAL HIGHLIGHTS..........................................................15


ADDITIONAL INFORMATION................................................BACK COVER

         FUND SUMMARIES


This prospectus provides information about two funds offered by Nationwide Separate Account Trust (the Funds). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 8. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies.


The Fund Summaries contain a discussion of the general risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.


A QUICK NOTE ABOUT THE FUNDS



This Prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy. You will find details about how your annuity contract or life insurance policy works in the accompanying prospectus.



FUND LIQUIDATIONS



The Board of Trustees of Nationwide Separate Account Trust has voted to liquidate both Funds once Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, Nationwide) substitute each of the Funds out of their variable insurance products. It is anticipated that both Funds will be liquidated in the third quarter of 2001.

         FUND SUMMARIES -- NATIONWIDE INCOME FUND





OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal.



The Fund invests at least 65% of its assets, under normal market conditions, in investment grade corporate bonds (rated in the four highest categories by a nationally recognized statistical rating organization (rating agency)) and U.S. Government securities. The Fund also invests in mortgage-and asset-backed securities and repurchase agreements.



 As part of its responsibilities to the Fund, Villanova Mutual Fund Capital Trust (VMF), the Fund's investment adviser, initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. VMF has chosen NCM Capital Management Group, Inc. and Smith Graham & Co. Asset Managers, L.P. each to manage a portion of the Fund's portfolio. These subadvisers have been chosen because they approach investing in debt obligations in different ways, and VMF believes that diversification among securities and styles will increase the potential for investment return and reduce risk and volatility. For a description of the investment strategies used by each of the subadvisers, see "Investment Strategies of the Subadvisers" on page 5.


PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by each subadviser's ability to assess economic conditions and investment opportunities.



INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.



CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns.



Some of the securities purchased by the Fund are virtually immune to credit risk because they are issued and backed by the "full faith and credit" of the U.S. government. This means the U.S. government has the power to tax its citizens in order to pay its debts. However, some securities issued by U.S. government agencies are not backed by the full faith and credit of the U.S. government, but are only backed by the issuing agency, and do involve some credit risk. In addition, neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of the securities.



PREPAYMENT AND EXTENSION RISK. The issuers of mortgage-backed and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. Changes in prepayment rates can also make the price and yield of mortgage- and asset-backed securities volatile.



In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Extension risk is the risk that payments of principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.



LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.



For more detailed information about the Fund's investment techniques and risks, see "More About the Funds" beginning on page 8.

         Fund Summaries -- Nationwide Income Fund


PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance policies. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL TOTAL RETURNS -- CLASS I SHARES(1):

                          [BAR CHART]

1999                                                                             -2.01%
2000                                                                              10.2%


Best Quarter:    3.9%, 4th Qtr. of 2000
Worst Quarter:  -1.1%, 1st Qtr. of 1999



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                                   ONE         SINCE
                                   YEAR     INCEPTION(2)
                                  ------    ------------
The Fund (Class I Shares)(1)      10.27%        5.07%
Lehman Brothers Government/
  Credit Intermediate Index(3)    10.10%        5.93%


---------------


(1)The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2) The Fund commenced operations on January 20, 1998.



(3) The Lehman Brothers Government/Credit Intermediate Index gives a broad look at how the prices of intermediate government and corporate debt securities have performed. Unlike mutual fund returns, the Lehman Brothers Government/Credit Intermediate Index does not include expenses. If expenses were deducted, the actual returns of this index would be lower.



FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1) (paid directly from
  an investment)                             None
Annual Fund Operating Expenses (deducted
  from Fund assets)
Management Fees                              0.45%
Other Expenses                               0.52%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      0.97%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.



(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.75%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.


EXAMPLE


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions the costs would be:



                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                       ------   -------   -------   --------
Class I                 $99      $309      $536      $1,190

INVESTMENT STRATEGIES OF THE SUBADVISERS

The following is a description of the investment strategies used by each subadviser of the Fund. Each subadviser manages a portion of the Fund's assets in accordance with the investment objective and principal strategies as described previously.


NCM CAPITAL MANAGEMENT GROUP, INC. (NCM) selects a diversified portfolio of investment grade debt securities for its portion of the Fund's assets in an effort to minimize overall credit risk. NCM will choose the average maturity and duration of its portion of the Fund's portfolio based on the intermediate and longer-term outlook of interest rates, the economy and financial markets rather than short-term fluctuations in interest rates or economic statistics.



NCM then determines which sectors of the fixed income market offer the highest potential for attractive returns. After analyzing current and prospective developments in the economy and financial markets, NCM chooses those securities that offer the greatest potential for higher returns over a specific time period. NCM will sell securities if more favorable opportunities are identified.



SMITH GRAHAM & CO. ASSET MANAGERS, L.P. (Smith Graham) emphasizes a global perspective in determining strategic allocations and setting target portfolio guidelines. Smith Graham investment process incorporates both quantitative and qualitative inputs from its strategy teams. The teams focus on duration, yield curve, and sector rotation to enhance performance.



Smith Graham uses proprietary software models to identify areas of the fixed income market that may offer the potential for the best returns for the least amount of risk. Additional returns on the Fund's portfolio are obtained by purchasing securities Smith Graham feels are undervalued relative to other securities within each sector. Smith Graham will buy and sell securities as more favorable opportunities are identified.

         FUND SUMMARIES -- NATIONWIDE STRATEGIC VALUE FUND


OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund's primary investment objective is long-term capital appreciation, and portfolio securities are selected primarily with a view to achievement of this objective.



VMF has selected Strong Capital Management, Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. This determination is based on an analysis of a company's "private market value," or, the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. The private market value is based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. To a limited extent, the Fund may also invest in foreign securities. The subadviser may sell a stock when it is believed the price no longer compares favorably with the company's private market value.


PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.



MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks. Rather, the market could favor growth stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on value-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


MID CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size companies are usually less stable in price and less liquid than the stocks of larger companies.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.


For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 8.

PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance policies. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



ANNUAL TOTAL RETURNS -- CLASS I SHARES:(1)

[BAR CHART]

1998                                                                              0.4%
1999                                                                             -3.1%
2000                                                                              7.6%


Best quarter:  26.4%, 4th Qtr. of 1998


Worst quarter: -22.9%, 3rd Qtr. of 1998



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                                  ONE      SINCE
                                  YEAR     INCEPTION(2)
                                  ------   ------------
The Fund (Class I Shares)(1)       7.61%       1.99%
The S&P 500 Index(3)              -9.11%      13.80%


---------------


(1)The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2) The Fund commenced operations on October 31, 1997.



(3) The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the S&P 500 Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.



FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.90%
Other Expenses                               0.36%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.26%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.


(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.00%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

EXAMPLE


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions the cost would be:



               1 Year   3 Years   5 Years   10 Years
               -------------------------------------
    Class I     $128     $400      $692      $1,523

         MORE ABOUT THE FUNDS



PRINCIPAL INVESTMENTS AND TECHNIQUES



The Funds may use the following principal investments and techniques to increase returns, protect assets or diversify investments.



The Statement of Additional Information (SAI) contains additional information about the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.



INVESTMENT-GRADE DEBT SECURITIES (INCOME). Investment grade debt securities are taxable debt securities, including corporate debt securities and other debt securities that have been rated within the four highest rating categories by a rating agency such as Standard & Poor's Rating Group or Moody's Investors Service, Inc. The rating agency evaluates a debt security, measures the issuer's financial condition and stability and assigns a rating to the security. If a rating agency changes a debt security's rating, it may affect the security's value. By measuring the issuer's ability to repay the debt, ratings help investors evaluate the safety of their bond investments.



MEDIUM-GRADE OBLIGATIONS (INCOME). Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.


All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by each subadviser to consider what action, if any, the Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.


MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (INCOME). U.S. government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers. Collateralized mortgage obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates, as their collateral. CMOs can be issued by U.S. government agencies or by private lenders.



Mortgage-backed securities are subject to interest rate risk. They are also subject to credit risk if they are issued by private issuers. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed security will be paid off sooner than anticipated. Reinvesting the returned principal when the market is offering lower interest rates would reduce the Fund's income. Prepayment risk also means the possibility of losing principal as a result of faster than anticipated prepayments of securities purchased at a premium. Mortgage-backed securities are also subject to extension risk as described above if rates increase and prepayments slow. When prepayments slow, mortgage-backed securities secured by such loans will not be paid off as soon as the portfolio manager expected. This can affect the maturity and volatility of the Fund and cause the Fund to be locked into securities with lower interest rates for longer periods of time.



Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers and are subject to interest rate, credit and prepayment risks like mortgage-backed securities.



FLOATING AND VARIABLE RATE SECURITIES (INCOME). Floating-and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), but the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating-or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.



These securities are subject to interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that they will be repaid prior to their stated maturity and that the repaid principal will be reinvested in a lower interest rate market, reducing the Fund's income. The Fund will only purchase floating- and variable-rate securities of the same quality as the securities it would otherwise purchase.

PRINCIPAL RISKS



FOREIGN RISK (STRATEGIC VALUE). Foreign security investments involve special risks not present in U.S. investing that can increase the risk that the Fund will lose money.



 COUNTRY -- General securities market movements in any country in which the Fund has investments are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.



 FOREIGN MARKETS -- Because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for the Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. These factors can reduce the amount the Fund can earn on its investments.



 GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS -- Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Fund's portfolio manager to completely and accurately determine a company's financial condition.



 CURRENCY -- Some of the Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.



TEMPORARY DEFENSIVE POSITIONS



In response to economic, political or unusual market conditions, each Fund may hold up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

         MANAGEMENT

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


NATIONWIDE INCOME FUND



HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK? For the year ended December 31, 2000, the Nationwide Income Fund shares returned 10.27% versus 10.10% for the Lehman Brothers Government/Credit Intermediate Index, the benchmark index.



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE? The Fund was able to outperform the benchmark by selectively over-weighting in high-quality corporate and asset-backed securities. Although overall the Treasury sector was the top performer for the year, the overweighting allowed the Fund to have a higher level of income than the benchmark.



WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE? The major contributors were an emphasis on high-quality sectors and issues, and our focus on income rather than price appreciation.



WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING FORWARD? We believe the U.S. economy is in a vulnerable position, as it is on the verge of slipping into a recession. It remains to be seen whether a recession can be prevented by a combination of fiscal and monetary policies. The credit markets are likewise extremely vulnerable. We believe credit risk is the dominant risk in the market. The Fund, therefore, will avoid credit risk and focus on high-quality, stable sectors and issuers.



COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INCOME FUND (CLASS I SHARES) AND LEHMAN BROTHERS GOVERNMENT/CREDIT INTERMEDIATE INDEX(1,2)

                                                                   [LINE CHART]

                                                                        INCOME FUND                         LB G/C INT
                                                                        -----------                         ----------
1/20/98                                                                 $10000.00                          $10000.00
12/31/98                                                                $10714.00                          $10701.00
12/31/99                                                                $10497.00                          $10743.00
12/31/00                                                                $11575.00                          $11828.00


                        INCOME FUND -- CLASS I SHARES(1)

                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 2000



        1 YEAR             LIFE(3)
        ------             -------
10.27%                       5.07%


---------------


(1)The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2)The Lehman Brothers Government/Credit Intermediate Index gives a broad look at how the prices of intermediate government and corporate debt securities have performed. Unlike mutual funds, this Index does not incur expenses. If expenses were deducted, the actual return would be lower.



(3) The Income Fund commenced operations January 20, 1998.


Past performance is not predictive of future performance.

NATIONWIDE STRATEGIC VALUE FUND



HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK? For the 12-months ended December 31, 2000, the Nationwide Strategic Value Fund returned 7.61% versus -9.11% for the S&P 500 Index, the benchmark index.



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE? 2000 started much like 1999, where performance was concentrated in New Economy and technology stocks. By late summer, the markets became extremely volatile and high tech, high growth issues fell out of favor. Value stocks, on the other hand, finally enjoyed a resurgence after several tough years. In fact, 2000 proved to have the largest 12-month spread favoring value over growth. The S&P/Barra Value Index returned 6.00% versus -22.05% for the S&P/Barra Growth Index. This was the first time since 1993 that value stocks outperformed their growth counterparts. As such, the Nationwide Strategic Value Fund benefited from its value-orientation.



WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?* On a contribution basis, the biggest contributors to the Fund's overall performance were PartnerRe Ltd., Omnicare, and Alza. The largest detractors to Fund performance for the period were UCAR International, Royal Group Technologies, and Dana Corporation.

---------------


(*)Note that the composition of the portfolio is subject to change, and investments which were held during the year ended December 31, 2000 may no longer be held or may no longer be held in the same amount.



WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING
FORWARD? While the market is currently struggling with overvaluation and earnings disappointments, there is a high likelihood that the Federal Reserve may begin lowering interest rates shortly. (Note: The Fed lowered rates twice in January 2001 and once in April 2001). Volatility is likely to continue into the first quarter of 2001, as a slowing economy's impact on corporate earnings competes with the benefits of a Fed easing. Meanwhile, one positive aspect of a market decline is that stock prices are now more reasonably valued and in a position to take advantage of any forthcoming upbeat economic indicators.



COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE STRATEGIC VALUE FUND (CLASS I SHARES) AND THE S&P 500 INDEX(1,2)

[LINE CHART]

                                                                    STRATEGIC VALUE FUND                     S&P 500
                                                                    --------------------                     -------
10/31/97                                                                  $10000                              $10000
12/31/97                                                                  $10160                              $10640
12/31/98                                                                  $12000                              $13690
12/31/99                                                                  $ 9889                              $16565
12/31/00                                                                  $10642                              $15087


                   STRATEGIC VALUE FUND -- CLASS I SHARES(1)


                          AVERAGE ANNUAL TOTAL RETURN


                        PERIODS ENDED DECEMBER 31, 2000



1 YEAR                     LIFE(3)
------                     -------
7.61%                        1.99%


---------------


(1 )The calculations in the graph assume reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.



(2 )The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the S&P 500 Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.



(3) The Strategic Value Fund commenced operations October 31, 1997.



Past performance is not predictive of future performance.



INVESTMENT ADVISER



Villanova Mutual Fund Capital Trust (VMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Funds' assets and supervises the daily business affairs of each of the Funds. Subject to the supervision and direction of the Trustees, VMF allocates a Fund's assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. VMF is also authorized to select and place portfolio investments on behalf of the Funds; however, VMF does not intend to do so at this time. VMF was organized in 1999, and manages mutual fund assets. As of December 31, 2000, VMF and its affiliates had approximately $23.7 billion in assets under management, $12.9 billion of which was managed by VMF.



The Fund pays VMF a management fee, which is based on the Fund's average daily net assets. The total management fee paid by the each Fund for the year ended December 31,

         Management


2000 -- expressed as a percentage of the Fund's average daily net assets -- was:



Nationwide Income Fund                                                     0.45%


Nationwide Strategic Value Fund                                            0.90%


MULTI-MANAGER STRUCTURE


VMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that generally allows VMF to hire, replace or terminate subadvisers without the approval of shareholders, however, the Strategic Value Fund is not covered by this order. The order also allows VMF to generally revise a subadvisory agreement with Trustee approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Income Fund to operate more efficiently and with greater flexibility.



VMF provides the following oversight and evaluation services to the Funds:


- performing initial due diligence on prospective subadvisers for the Fund

- monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations

- communicating performance expectations and evaluations to the subadvisers

- ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated.


VMF does not expect to recommend frequent changes of subadvisers. VMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although VMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or the Funds will obtain favorable results at any given time.


SUBADVISERS




Subject to the supervision of VMF and the Trustees, a subadviser will manage a portion of a Fund's assets in accordance with the Fund's investment objective and strategies. With regard to the portion of a Fund's assets allocated to it, each subadviser makes investment decisions for that Fund and, in connection with such investment decisions, places purchase and sell orders for securities.



NATIONWIDE INCOME FUND



NCM CAPITAL MANAGEMENT GROUP, INC. (NCM) was founded in 1986 and serves as one of the Fund's subadvisers. Its offices are located at 103 W. Main St., Durham, NC 27701. As of December 31, 2000, NCM had approximately $6.0 billion in assets under management.



Portfolio Manager: The primary portfolio manager of the portion of the Fund's portfolio managed by NCM is Paul L. Van Kampen, CFA. Mr. Van Kampen joined NCM as Senior Vice President and the Director of Fixed Income Research in 1995. Prior to joining NCM, he was an Executive Director of Aon Advisors, Inc.



SMITH GRAHAM AND CO. ASSET MANAGERS, L.P. (SMITH GRAHAM) also serves as a subadviser to the Fund. Its corporate offices are located at 6900 Chase Tower, 600 Travis Street, Houston, Texas 77002-3007. Smith Graham serves as an investment adviser to a variety of corporate, foundation, public, Taft Hartley, and mutual fund clients. The firm provides domestic, global and international money management. As of December 31, 2000, Smith Graham managed approximately $2.1 billion of assets.



Portfolio Manager: The primary portfolio manager of the portion of the Fund's portfolio managed by Smith Graham is Brian Stine, Vice President and Portfolio Manager. Mr. Stine joined Smith Graham in January 1993 and currently serves as a Portfolio Manager.



NATIONWIDE STRATEGIC VALUE FUND



STRONG CAPITAL MANAGEMENT, INC. (STRONG), P.O. Box 2936, Milwaukee, Wisconsin 53201, is the subadviser for the Strategic Value Fund. Strong was formed in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $47 billion as of January 31, 2001.



Prior to March 12, 2001 Schafer Capital Capital Management Inc. managed the Strategic Value Fund through a sub-contract with Strong.



Portfolio Manager: Richard T. Weiss is primarily responsible for the Strategic Value Fund's portfolio. Mr. Weiss joined Strong in 1991 and has over 25 years of investment experience. He also manages the Strong Opportunity Fund and Strong Opportunity Fund II. He is also a member of Strong's Executive Committee.

         BUYING AND SELLING FUND SHARES


WHO CAN BUY CLASS I SHARES OF THE FUNDS



Shares of the Funds are currently sold to separate accounts of Nationwide Life Insurance Company or its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company (collectively "Nationwide"), to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). Shares are not sold to individual investors.



The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.



Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.



Please check with Nationwide to determine which Funds are available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your variable insurance contract.



The distributor for the Funds currently is Nationwide Advisory Services, Inc. It is anticipated that on or before October 1, 2001, Villanova Distribution Services, Inc. will become the Trust's distributor.


PURCHASE PRICE


The purchase price of each share of a Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares. Generally, NAV is determined by dividing the total market value of the securities owned by the Fund, less its liabilities, by the total number of its outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.



The Funds do not determine NAV on the following days:



- New Year's Day

- Martin Luther King Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day
- Thanksgiving Day

-Christmas Day

- other days when the New York Stock Exchange is not open.


A Fund reserves the right not to determine NAV when:



- It has not received any orders to purchase, sell, or exchange shares


- Changes in the value of a Fund's portfolio do not affect the NAV.



If current prices are not available for a security, or if Villanova SA Capital Trust (VSA) as the Funds' administrator or its agent, determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of a Fund's investments may change on days when shares cannot be purchased or redeemed.


SELLING SHARES


Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.


RESTRICTIONS ON SALES


Shares of the Funds may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists.

         DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS



Substantially all of the Funds' net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Funds. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.


TAX STATUS


The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.



Please refer to the SAI for more information regarding the tax treatment of the Funds.

         FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.



                                                                              INCOME FUND
                                                              --------------------------------------------
                                                                FOR THE         FOR THE         FOR THE
                                                               YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                  2000            1999          1998(a)
                                                              ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF YEAR                           $  9.60          $10.25         $ 10.00
                                                                -------          ------         -------
INVESTMENT ACTIVITIES:
  Net investment income                                            0.50            0.44            0.42
  Net realized/unrealized gains (losses) from investments          0.46           (0.65)           0.29
                                                                -------          ------         -------
    Total investment activities                                    0.96           (0.21)           0.71
                                                                -------          ------         -------
DISTRIBUTIONS:
  Net investment income                                           (0.51)          (0.43)          (0.42)
  Net realized gains                                                 --           (0.01)          (0.04)
                                                                -------          ------         -------
    Total distributions                                           (0.51)          (0.44)          (0.46)
                                                                -------          ------         -------
NET ASSET VALUE -- END OF YEAR                                  $ 10.05          $ 9.60         $ 10.25
                                                                =======          ======         =======
Total Return                                                      10.27%          (2.01)%          7.13%(b)
Ratios/Supplemental Data:
  Net assets, at end of period (000)                            $12,375          $8,533         $ 4,964
  Ratio of expenses to average net assets                          0.75%           0.75%           0.75%(c)
  Ratio of net investment income to average net assets             5.36%           4.68%           4.68%(c)
  Ratio of expenses to average net assets*                         0.97%           0.89%           1.01%(c)
  Ratio of net investment income to average net assets*            5.14%           4.54%           4.42%(c)
  Portfolio turnover rate                                         46.17%          88.39%         157.21%(b)


---------------

(a) Period from January 20, 1998 (commencement of operations) through December 31, 1998.

(b) Not annualized.

(c) Annualized.


* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

         Financial Highlights



                                                                                  STRATEGIC VALUE FUND
                                                              ------------------------------------------------------------
                                                                FOR THE         FOR THE         FOR THE         FOR THE
                                                               YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                  2000            1999            1998          1997(a)
                                                              ------------    ------------    ------------    ------------
NET ASSETS VALUE -- BEGINNING OF YEAR                           $  9.41         $ 10.12         $ 10.15          $10.00
                                                                -------         -------         -------          ------
INVESTMENT ACTIVITIES:
  Net investment income                                            0.08            0.09            0.07            0.01
  Net realized/unrealized gains (losses) from investments          0.63           (0.41)          (0.03)           0.15
                                                                -------         -------         -------          ------
    Total investment activities                                    0.71           (0.32)           0.04            0.16
                                                                -------         -------         -------          ------
DISTRIBUTIONS:
  Net investment income                                           (0.08)          (0.08)          (0.07)          (0.01)
  Net realized gains                                                 --           (0.14)             --              --
  In excess of net realized gains                                    --           (0.17)             --              --
                                                                -------         -------         -------          ------
    Total distributions                                           (0.08)          (0.39)          (0.07)          (0.01)
                                                                -------         -------         -------          ------
NET ASSET VALUE -- END OF YEAR                                  $ 10.04         $  9.41         $ 10.12          $10.15
                                                                =======         =======         =======          ======
Total Return                                                       7.61%          (3.07)%          0.39%           1.63%(b)
Ratios/Supplemental Data:
  Net assets, at end of period (000)                            $26,272         $17,254         $15,279          $1,469
  Ratio of expenses to average net assets                          1.00%           1.00%           1.00%           1.00%(c)
  Ratio of net investment income to average net assets             0.90%           0.88%           0.86%           0.96%(c)
  Ratio of expenses to average net assets*                         1.26%           1.22%           1.23%           5.54%(c)
  Ratio of net investment income to average net assets*            0.64%           0.66%           0.63%          (3.58)%(c)
  Portfolio turnover rate                                         78.80%         113.30%          68.65%           5.38%(b)


---------------

(a) Period from October 31, 1997 (commencement of operations) through December 31, 1997.

(b) Not annualized.

(c) Annualized.

* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

INFORMATION FROM NATIONWIDE


Please read this Prospectus before investing and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Funds. To obtain a document free of charge, contact us at the address or number listed below.


- Statement of Additional Information (incorporated by reference into this Prospectus)


- Annual Report


- Semi-Annual Report

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215

FOR INFORMATION AND ASSISTANCE:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

(The SEC charges a fee to copy any documents.)


ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov


THE TRUST'S INVESTMENT COMPANY ACT FILE NO: 811-3213



FND-4439-5/01

NATIONWIDE(R) SEPARATE ACCOUNT TRUST


- Gartmore NSAT Global Leaders Fund


- Gartmore NSAT European Growth Fund

- Gartmore NSAT Global Small Companies Fund


May 1, 2001


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

         TABLE OF CONTENTS

FUND SUMMARIES.................................................................2

Gartmore NSAT Global Leaders
Fund...........................................................................3


Gartmore NSAT European Growth
Fund...........................................................................5


Gartmore NSAT Global Small Companies
Fund...........................................................................7



MORE ABOUT THE FUNDS.......................................................... 9


Principal Investments and
Techniques.....................................................................9


Principal Risks................................................................9


Temporary Defensive
Positions......................................................................9



MANAGEMENT................................................................... 11


Investment
Adviser.......................................................................11


Subadviser....................................................................11


Portfolio Management
Teams.........................................................................11



BUYING AND SELLING FUND SHARES............................................... 13


Buying Shares.................................................................13


Selling Shares................................................................13


Dividends and
Distributions.................................................................13


Tax Status....................................................................13


ADDITIONAL INFORMATION................................................BACK COVER

         FUND SUMMARIES

This prospectus provides information about the Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Growth Fund and Gartmore NSAT Global Small Companies Fund (together, the Funds).


This section summarizes key information about the Funds. Use these summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 9.

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about some of the investments available under your variable annuity contract or variable life insurance policy. You'll find details about how your annuity contract or life insurance policy works in the accompanying prospectus.

         FUND SUMMARIES -- GARTMORE NSAT GLOBAL LEADERS FUND

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks long term capital growth by investing primarily in equity securities of global leaders. A global leader is defined as a company with a strong and improving franchise that is well positioned to take advantage of growth opportunities in its industry. The Fund's investment objective may be changed without shareholder approval.

VGAMT, the Fund's investment adviser, has chosen Gartmore as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund invests at least 65% of its assets in equity securities of companies from at least three countries, including the U.S. The rationale for investing in global leaders arises from the increasing globalization of many industries coupled with the increasing importance of multinational strategies in leading corporations. Global leaders may be domiciled anywhere globally while adopting winning multinational strategies within their industries.

The subadviser adopts a sector approach and looks to identify those companies within industries with a strong and improving competitive advantage in key growth segments. The portfolio management team then identifies which of these companies have earnings growth potential greater than that expected by the stock market.

The Fund primarily invests in equity securities which may include equity interests in investment funds or trusts, convertible securities, common stocks, preferred stocks, warrants, real estate investment trust securities and depository receipts.

The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities.

The subadviser is a growth stock investor and its investment philosophy rests on two fundamental principles:

- Growth investing produces superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) produces average returns. Therefore, the subadviser focuses on identifying unexpected earnings growth.

- The subadviser looks to sell companies where there is significant risk that earnings growth will disappoint against expectations.

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with domestic investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which it trades go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

RISKS RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MARKET TRENDS RISK. Market trends pose special risks in that from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value securities or may not favor equities at all.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 13.

         Fund Summaries -- Gartmore NSAT Global Leaders Fund

PERFORMANCE


No performance information is provided because the Fund did not begin operations as of the date of this prospectus.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1)
(paid directly from your
investment)                   None
 ...............................................................
Annual Fund Operating
Expenses
(deducted from Fund assets)
 ...............................................................
Management Fees(2)            1.00%
 ...............................................................
Other Expenses(3)             0.88%
---------------------------------------------------------------
TOTAL ANNUAL FUND             1.88%
OPERATING EXPENSES(4)

---------------

(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.


(2) The Fund has not commenced operations as of the date of this prospectus. As a result, the management fee represents the fee which is payable to VGAMT under its contract with the Fund.



(3) As a new fund these are estimates for the current fiscal year ending in December 31, 2001. These estimates do not take into account the expense limitation agreement between the Fund and VGAMT.



(4) For the fiscal year ending December 31, 2001, VGAMT has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.55%. The Fund is authorized to reimburse VGAMT for management fees previously waived and/or for the cost of Other Expenses paid by VGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VGAMT in this manner only applies to fees paid or reimbursements made by VGAMT at some time within the first five years from the time the Fund commenced operations.


EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expense and does not take into account the expense limitation agreement between VGAMT and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 year   3 years
----------------------------------------------------------
                                           $191     $591

         FUND SUMMARIES -- GARTMORE NSAT EUROPEAN GROWTH FUND


OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund seeks long term capital growth by investing primarily in equity securities of companies in Europe. The Fund's investment objective may be changed without shareholder approval.



VGAMT, the Fund's investment adviser, has chosen Gartmore as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund normally invests at least 65% of its assets in established companies located in at least three countries in Europe. Gartmore, as subadviser, selects companies it believes have the potential to deliver unexpected earnings growth.



The Fund primarily invests in equity securities which may include equity interests in foreign investment funds or trusts, convertible securities, common stock, preferred stock real estate investment trust securities and depositary receipts.



The Fund may also invest in securities that are not part of its principal investment strategies, but it will not hold more than 10% of its assets in any one type of these securities.



The subadviser is a growth stock investor and its investment philosophy rests on two fundamental principles:



  - Growth investing produces superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) produces average returns. Therefore, the subadviser focuses on identifying companies with unexpected earnings growth potential.



  - The subadviser looks to sell companies where there is significant risk that earnings growth will disappoint against expectations.



PRINCIPAL RISKS



Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.



FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with domestic investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which it trades go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.



MARKET TRENDS RISK. Market trends pose special risks in that from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value securities or may not favor equities at all.



RISKS RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.



EURO RISK. The Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.



For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 13.

         Fund Summaries -- Gartmore NSAT European Growth Fund

PERFORMANCE


No performance information is provided because the Fund did not begin operations as of the date of this prospectus.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

Shareholder Fees(1)
(paid directly from your
investment)                   None
 ...............................................................
Annual Fund Operating
Expenses
(deducted from Fund assets)
 ...............................................................
Management Fees(2)            1.00%
 ...............................................................
Other Expenses(3)             0.88%
---------------------------------------------------------------
TOTAL ANNUAL FUND(4)          1.88%
OPERATING EXPENSES

---------------

(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.


(2) The Fund has not commenced operations as of the date of this prospectus. As a result, the management fee represents the fee which is payable to VGAMT under its contract with the Fund.



(3) As a new fund these are estimates for the current fiscal year ending in December 31, 2001. These estimates do not take into account the expense limitation agreement between the Fund and VGAMT.



(4) For the fiscal year ending December 31, 2001, VGAMT has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.60%. The Fund is authorized to reimburse VGAMT for management fees previously waived and/or for the cost of Other Expenses paid by VGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VGAMT in this manner only applies to fees paid or reimbursements made by VGAMT at some time within the first five years from the time the Fund commenced operations.


EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses and does not take into account the expense limitation between VGAMT and the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 year   3 years
-------------------------------------------------------------
                                             $191      $591

         FUND SUMMARIES -- GARTMORE NSAT GLOBAL SMALL COMPANIES FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long term capital growth by investing primarily in equity securities of small U.S. and foreign companies. The Fund looks to invest in small companies with a strong and improving franchise that are well positioned to take advantage of growth opportunities in their industries. The Fund's investment objective may be changed without shareholder approval.

VGAMT, the Fund's investment adviser, has chosen Gartmore Global Partners as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the investment managers select regions or countries, and small companies they believe have the potential for unexpected growth.

Under normal market conditions, the Fund will invest at least 65% of assets in equity securities of small companies from at least three countries, including the U.S. The Fund considers a "small" company to be one whose market capitalization normally does not exceed $3 billion at time of purchase. Though considered small by this definition, some companies in which the Fund invests may be among the largest within their respective countries.

Some companies may outgrow the definition of a small company after the Fund has purchased their securities. These companies continue to be considered small for purposes of the Fund's minimum 65% allocation to global small company equity securities.

The Fund primarily invests in equity securities of U.S. and foreign small companies which may include equity interests in investment funds or trusts, convertible securities, common and preferred stocks, rights and warrants, real estate investment trust securities and depositary receipts.

The Fund may also invest in securities that are not part of its principal investment strategies, but it will not hold more than 10% of its assets in any one type of these securities.

The subadviser is a growth stock investor and its investment philosophy rests on two fundamental principles:

- Growth investing produces superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) produces average returns. Therefore, the subadviser focuses on identifying unexpected earnings growth.

- The subadviser looks to sell companies where there is significant risk that earnings growth will disappoint against expectations.

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with domestic investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which it trades go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of small capitalization companies are usually less stable in price and less liquid than the stocks of larger companies.

MARKET TRENDS RISK. Market trends pose special risks in that from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value securities or may not favor equities at all.

         Fund Summaries -- Gartmore NSAT Global Small Companies Fund

RISKS RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 13.

PERFORMANCE


No performance information is provided because the Fund did not begin operations as of the date of this prospectus.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1)
(paid directly from your
investment)                   None
 ...............................................................
Annual Fund Operating
Expenses
(deducted from Fund assets)
 ...............................................................
Management Fees(2)            1.15%
 ...............................................................
Other Expenses(3)             0.88%
---------------------------------------------------------------
TOTAL ANNUAL FUND             2.03%
OPERATING EXPENSES(4)

---------------

(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.


(2) The Fund has not commenced operations as of the date of this prospectus. As a result, the management fee represents the fee which is payable to VGAMT under its contract with the Fund.



(3) As a new fund these are estimates for the current fiscal year ending in December 31, 2001. These estimates do not take into account the expense limitation agreement between the Fund and VGAMT.



(4) For the fiscal year ending December 31, 2001, VGAMT has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.75%. The Fund is authorized to reimburse VGAMT for management fees previously waived and/or for the cost of Other Expenses paid by VGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VGAMT in this manner only applies to fees paid or reimbursements made by VGAMT at some time within the first five years from the time the Fund commenced operations.


EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses and does not take into account the expense limitation agreement between VGAMT and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 year   3 years
----------------------------------------------------------
                                           $206     $637

         MORE ABOUT THE FUNDS

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the principal investment techniques described below to increase returns, protect assets or diversify investments. These techniques are subject to certain risks. For more information about the Funds' investment strategies and techniques, please refer to the Statement of Additional Information (SAI).

PREFERRED STOCK. Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES. Convertible securities -- also known as convertibles -- include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid security that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WARRANTS. A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

DERIVATIVES. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, a stock option is a derivative because its value changes in relation to the performance of the underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

REITS. The Fund may invest in real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs.

         More About the Funds

PRINCIPAL RISKS

FOREIGN RISK -- Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money.

   - COUNTRY -- General securities market movements in any country in which a Fund has investments, are likely to affect the value of a Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risk of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

   - FOREIGN MARKETS -- A Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

   - GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS -- Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

   - CURRENCY -- A significant portion of a Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.


SMALL CAP RISK. Historically, the securities of small companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:


  - lack depth of management
  - lack a proven track record
  - be unable to generate funds necessary for growth or development
  - be developing or marketing new products or services for which markets are not yet established and may never become established
  - market products or services which may become quickly obsolete.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

         MANAGEMENT

INVESTMENT ADVISER


Villanova Global Asset Management Trust (VGAMT), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of each of the Funds. VGAMT was organized in July 2000, and advises mutual funds and other institutional separate accounts. As of December 31, 2000, VGAMT and its affiliates had approximately $23.7 billion in assets under management, of which $62 million was managed by VGAMT.


Each Fund pays VGAMT a management fee, which is based on the Funds' average daily net assets.


Fund                                            Fee
----------------------------------------------------
Gartmore NSAT Global Leaders                    1.00%
 ....................................................
Gartmore NSAT European Growth                   1.00%
 ....................................................
Gartmore NSAT Global Small Companies            1.15%


SUBADVISER

Subject to the supervision of VGAMT and the Trustees, Gartmore will manage each Fund's assets in accordance with its investment objective and strategies. Gartmore makes investment decisions for each Fund and, in connection with such investment decisions, places purchase and sell orders for securities.


Gartmore is a global asset manager dedicated to serving the needs of U.S. based investors. Gartmore was formed in 1995 as a registered investment adviser and manages approximately $1.1 billion in assets.



Gartmore takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team not just one investment manager.


PORTFOLIO MANAGEMENT TEAM -- GARTMORE NSAT GLOBAL LEADERS FUND

Gary Smith, Brian O'Neill and Neil Rogan, Gartmore's global specialists, are responsible for managing the Gartmore NSAT Global Leaders Fund.

Gary Smith joined Gartmore as Head of the Investment Risk Consultancy Team in 1990. He provides full quantitative research support for Gartmore's active investment managers. He also advises clients in the area of long-term strategy and issues related to benchmarks and risk controls. Mr. Smith became responsible for managing U.S. portfolios for Gartmore in 2000.

Brian O'Neill joined Gartmore in 1981 and became responsible for managing U.S. portfolios for Gartmore in 1997.

Neil Rogan joined Gartmore as Head of the Asia Pacific Team in September of 1997. In 2000, he became responsible for managing U.S. portfolios for Gartmore and is currently head of the International Equities Team. Prior to joining Gartmore, Mr. Rogan served as a Director and senior fund manager for Jardine Fleming Investment Management in Hong Kong from 1992 to 1997.

         Management

PORTFOLIO MANAGEMENT TEAM -- GARTMORE NSAT EUROPEAN GROWTH FUND

The European Equity Team is responsible for the investment management of the Gartmore NSAT European Growth Fund.

PORTFOLIO MANAGEMENT TEAM -- GARTMORE NSAT GLOBAL SMALL COMPANIES FUND

The Global Small Companies Team is responsible for the investment management of the Gartmore NSAT Global Small Companies Fund.

         BUYING AND SELLING FUND SHARES

BUYING SHARES

Shares of the Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, to fund benefits payable under variable life insurance policies and variable annuity contracts. Shares of the Funds may also be sold to affiliated Funds of Funds, and may in the future be sold to other insurance companies. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable annuity contracts or variable life insurance policies. A Fund then uses the proceeds to buy securities for its portfolio. Because variable annuity contracts or variable life insurance policies may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract or policy owners should contact their insurance company directly for details concerning these transactions.

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" (NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares. Generally, NAV of a Fund's shares is determined by dividing the total market value of the securities owned by the Fund, less its liabilities, by the total number of its outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not calculate NAV on the following days:

  - Christmas Day
  - New Year's Day
  - Martin Luther King, Jr. Day
  - Presidents' Day
  - Good Friday
  - Memorial Day
  - Independence Day
  - Labor Day
  - Thanksgiving Day
  - Other days when the New York Stock Exchange is not open.

Each Fund reserves the right not to determine its NAV when:

  - It has not received any orders to purchase, sell or exchange shares
  - Changes in the value of the Fund's portfolio do not affect its NAV.

If current prices are not available for a security, or if Villanova SA Capital Trust (VSA), as a Fund's administrator or its agent determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING SHARES

You can sell -- also known as redeeming -- at any time, subject to certain restrictions described below. The redemption price will be the NAV next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

RESTRICTIONS ON SALES. Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

         Buying and Selling Fund Shares

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the prospectus for the contract or policy. Generally, the owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts and policies will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents contain additional information about the Funds. To obtain a document free of charge, contact us at the address or number listed below.

- SAI (incorporated by reference in this Prospectus)

- Annual Report (as available)

- Semi-Annual Report (as available)

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215

FOR INFORMATION AND ASSISTANCE:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of the Funds' documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-202-942-8090)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

INVESTMENT COMPANY ACT FILE NO. 811-3213

NATIONWIDE(R) SEPARATE ACCOUNT TRUST


- Gartmore NSAT Emerging Markets Fund
   (Class I Shares)



- Gartmore NSAT International Growth Fund
   (Class I Shares)



May 1, 2001


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

         TABLE OF CONTENTS

FUND SUMMARIES.................................................................2


GARTMORE NSAT EMERGING MARKETS FUND............................................3



Objectives and Principal Strategies


Principal Risks


Performance




Fees and Expenses



GARTMORE NSAT INTERNATIONAL GROWTH
FUND..............                                                             5



Objectives and Principal Strategies


Principal Risks


Performance




Fees and Expenses


MORE ABOUT THE FUNDS.......................................................... 7

Principal Investments and Techniques


Principal Risks


Temporary Defensive Positions


MANAGEMENT................................................................... 10

Investment Adviser

Subadviser



Portfolio Management Teams


BUYING AND SELLING FUND SHARES............................................... 11

Who Can Buy Class I Shares of the Funds


Purchase Price


Selling Shares


Restrictions on Sales



DISTRIBUTIONS AND
TAXES.............                                                            12


Dividends and Distributions


Tax Status



FINANCIAL
HIGHLIGHTS........                                                            13


ADDITIONAL INFORMATION................................................BACK COVER

         FUND SUMMARIES

This prospectus provides information about two funds offered by Nationwide Separate Account Trust (the Funds). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 7. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies.


The Fund Summaries contain a discussion of the general risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.


A QUICK NOTE ABOUT THE FUNDS



This Prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy. You will find details about how your annuity contract or life insurance policy works in the accompanying prospectus.



Each Fund offers two classes of shares. This Prospectus, however, provides information with respect to only Class I shares of the Funds, which are available exclusively through variable annuity contracts or variable insurance policies offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company. See "Buying and Selling Fund Shares" on page 11 for more information.

         FUND SUMMARIES -- GARTMORE NSAT EMERGING MARKETS FUND



OBJECTIVES AND PRINCIPAL STRATEGIES


The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.



Villanova Global Asset Management Trust (VGAMT), the Fund's investment adviser, has chosen Gartmore Global Partners (Gartmore), as subadviser, to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund normally invests at least 65% of its assets in companies that are located in emerging markets or developing countries or that derive a significant portion of their earnings or revenues from emerging market countries. The Fund intends to invest in securities of companies in at least three of these countries at any one time. Gartmore selects regions or countries and companies it believes have the potential to deliver unexpected earnings growth.


EMERGING MARKETS


Emerging market countries are countries that


- Have been defined as emerging market countries by the International Finance Corporation.



- Have a low-to-middle income economy according to the World Bank, or



- Are listed as developing countries in World Bank publications.



There are over 25 countries that currently qualify as emerging market countries, including Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Ecuador, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey. [Inset Box]



The Fund invests primarily in common stocks, preferred stocks, convertible securities, equity interests in foreign investment funds or trusts, and depositary receipts.



Gartmore looks for emerging markets that it believes will have strong economic growth, and tries to avoid emerging markets that it believes might be politically or economically unstable.



The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities. See the Statement of Additional Information ("SAI") for a discussion of these securities.



Gartmore is a growth stock adviser and its investment philosophy rests on two fundamental principles:



- Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) tends to produce average returns. Therefore, Gartmore focuses on identifying companies that it believes will offer earnings growth that exceeds market expectations.



- Gartmore looks to sell companies where there is significant risk that earnings growth will not meet market expectations.


PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by Gartmore's ability to assess economic conditions and investment opportunities.



EMERGING MARKETS RISK. The Fund invests primarily in equity securities of companies in emerging market countries, including securities denominated in foreign currencies. Those investments involve special risks and are generally riskier than domestic investments and other kinds of foreign investments, particularly because emerging market countries may be less stable from a political and economic standpoint than other countries. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. It may also be more difficult to buy and sell securities in emerging market countries. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, the securities in which the Fund invests are subject to significant changes in value due to exchange rate fluctuations.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.



MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.



For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 7.

         Fund Summaries -- Gartmore NSAT Emerging Markets Fund

PERFORMANCE


No performance information is provided because the Fund did not commence operations until August 30, 2000.



FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees(2)                           1.15%
Other Expenses(3)                            2.94%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES         4.09%
Amount of Fee
Waiver/Expense
Reimbursement                                2.34%
-------------------------------------------------
NET EXPENSES AFTER WAIVERS(4)                1.75%


------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.


(2) The Fund commenced operations on August 30, 2000. As a result, the management fee represents the fee which is payable to VGAMT under its contract with the Fund.



(3) As a new fund, these are estimates for the current fiscal year ending December 31, 2001. These estimates do not take into account the expense limitation agreement between the Fund and VGAMT.



(4) VGAMT and the Fund have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through May 1, 2002. The Fund is authorized to reimburse VGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by VGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VGAMT in this manner only applies to fees paid or reimbursements made by VGAMT at some time within the first five years of the Fund's operations.


EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, the Fund's operating expenses will not change, and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                  1 YEAR        3 YEARS
                  ------        -------
Class I            $178          $1,030

         FUND SUMMARIES -- GARTMORE NSAT INTERNATIONAL GROWTH FUND

OBJECTIVES AND PRINCIPAL STRATEGIES


The Fund seeks long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.



VGAMT, the Fund's investment adviser, has chosen Gartmore, as subadviser, to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund invests at least 65% of its assets in established companies located in at least three countries other than the United States. Gartmore selects regions or countries, and companies it believes have the potential for unexpected growth.


The Fund primarily invests in equity securities which may include common stocks, preferred stocks, equity interests in foreign investment funds or trusts, convertible securities, real estate investment trust securities and depositary receipts.


The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities. See the SAI for a discussion of these securities.



Gartmore is a growth stock adviser and its investment philosophy rests on two fundamental principles:



- Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) tends to produce average returns. Therefore, Gartmore focuses on identifying companies that it believes will offer earnings growth that exceeds market expectations.



- Gartmore looks to sell companies where there is significant risk that earnings growth will not meet market expectations.


PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by Gartmore's ability to assess economic conditions and investment opportunities.



FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since such countries may have unstable governments, more volatile currencies and less established markets.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.



MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.



For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 7.

         Fund Summaries -- Gartmore NSAT International Growth Fund

PERFORMANCE


No performance information is provided because the Fund did not commence operations until August 30, 2000.



FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees(2)                           1.00%
Other Expenses(3)                            1.88%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES         2.88%
Amount of Fee
Waiver/Expense
Reimbursement                                1.28%
-------------------------------------------------
NET EXPENSES AFTER WAIVERS(4)                1.60%


------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.



(2) The Fund commenced operations on August 30, 2000. As a result, the management fee represents the fee which is payable to VGAMT under its contract with the Fund.



(3) As a new fund these are estimates for the current fiscal year ending December 31, 2001. These estimates do not take into account the expense limitation agreement between the Fund and VGAMT.



(4) VGAMT and the Fund have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through May 1, 2002. The Fund is authorized to reimburse VGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by VGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VGAMT in this manner only applies to fees paid or reimbursements made by VGAMT at some time within the first five years of the Fund's operations.


EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, the Fund's operating expenses will not change, and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                1 YEAR        3 YEARS
                   ----           ----
Class I            $163           $771

         MORE ABOUT THE FUNDS

PRINCIPAL INVESTMENTS AND TECHNIQUES


The Funds may use the following principal investments and techniques to increase returns, protect assets or diversify investments. The SAI contains additional information about the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.



PREFERRED STOCK. (BOTH FUNDS) Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.



CONVERTIBLE SECURITIES. (BOTH FUNDS) Convertible securities -- also known as convertibles -- include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid security that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.


Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.


DERIVATIVES. (BOTH FUNDS) A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, a stock option is a derivative because its value changes in relation to the performance of the underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic and foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.



REITS. (INTERNATIONAL GROWTH) Real estate investment trusts (REITs) are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs.



REITs involve certain risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible declines in the value of real estate, possible lack of availability of mortgage funds, and extended vacancies of properties.



DEPOSITORY RECEIPTS. (BOTH FUNDS) A Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depository Receipts
(ADRs), Global Depository Receipts (GDRs) and International Depositary Receipts
(IDRs) (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company, and evidence ownership of underlying

         More About the Funds


securities issued by a foreign corporation. GDRs, IDRs, and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.



OTHER INVESTMENT TECHNIQUES



DERIVATIVES. (BOTH FUNDS) A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.



PRINCIPAL RISKS



FOREIGN RISK. (BOTH FUNDS) Investments in foreign securities involve special risks not presented by in U.S. investments. These special risks can increase the chances that a Fund will lose money.



   - COUNTRY -- General securities market movements in any country in which a Fund has investments, are likely to affect the value of a Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.



   - FOREIGN MARKETS -- A Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. These factors can reduce the amount the Fund can earn on its investments.


   - GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS -- Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.


   - CURRENCY -- A significant portion of a Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.



OTHER RISKS



DERIVATIVES RISK. (BOTH FUNDS) An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. Counterparties to over-the-counter deriva-tives contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.



TEMPORARY DEFENSIVE POSITIONS



In response to economic, political or unusual market conditions, each Fund may hold up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

         MANAGEMENT

INVESTMENT ADVISER


Villanova Global Asset Management Trust (VGAMT), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of each of the Funds. VGAMT was organized in July 2000, and advises mutual funds and other institutional separate accounts. As of December 31, 2000, VGAMT and its affiliates had approximately $23.7 billion in assets under management, of which $62 million was managed by VGAMT.



Each Fund pays VGAMT a management fee, which is based on the Funds' average daily net assets. The annual management fees payable by the Fund, expressed as a percentage of a Fund's average daily net assets, are as follows:



Fund                                               Fee
-------------------------------------------------------
Gartmore NSAT Emerging Markets                     1.15%
 .......................................................
Gartmore NSAT International Growth                 1.00%


SUBADVISER


Gartmore Global Partners (Gartmore), 121 W. Trade Street, Suite 3030, Charlotte, North Carolina, 28202 is the subadviser to the Funds. Subject to the supervision of VGAMT and the Trustees, Gartmore will manage each Fund's assets in accordance with the Fund's investment objective and strategies. Gartmore makes investment decisions for each Fund and, in connection with such investment decisions, places purchase and sell orders for securities.



Gartmore is a global asset manager dedicated to serving the needs of U.S. based investors. Gartmore was formed in 1995 as a registered investment adviser and manages approximately $1.1 billion in assets.



Gartmore takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team and not just one investment manager. The following describes the persons primarily responsible for day-to-day management of each Fund.



PORTFOLIO MANAGEMENT TEAM -- GARTMORE NSAT EMERGING MARKETS FUND



Christopher Palmer and Philip Ehrmann of the Pacific and Emerging Markets Equity Team are the portfolio managers for the Gartmore NSAT Emerging Markets Fund. In that capacity, they are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.



Mr. Palmer joined Gartmore as an investment manager on the Pacific and Emerging Markets Equity Team in 1995. In 1999, he became responsible for managing U.S. portfolios for Gartmore.



Mr. Ehrmann joined Gartmore as Head of the Emerging Markets Equity team in 1995. Mr. Ehrmann has also managed U.S. portfolios for Gartmore since 1995.


PORTFOLIO MANAGEMENT TEAM -- GARTMORE NSAT INTERNATIONAL GROWTH FUND


The Gartmore Global Equities Portfolio Construction Team is responsible for day-to-day management of the Gartmore NSAT International Growth Fund.

         BUYING AND SELLING FUND SHARES


WHO CAN BUY CLASS I SHARES OF THE FUNDS



Class I shares of the Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company (collectively, Nationwide), to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). Class II shares of the Funds may be sold to other insurance companies. Shares are not sold to individual investors.



The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.



Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.



Please check with Nationwide to determine which Funds are available under your insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.



Each Fund sells its Class I shares to separate accounts of Nationwide and may sell its Class II shares to separate accounts of other unaffiliated insurance companies. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.



The distributor for the Funds is currently Nationwide Advisory Services, Inc. It is anticipated that on or before October 1, 2001, Villanova Distribution Services, Inc. will become the Funds' distributor.



PURCHASE PRICE



The purchase price of each share of a Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's Class I shares. Generally, NAV is based on the market value of the securities owned by the Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund allocable to such class, less its liabilities allocable to that class, divided by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.


The Funds do not calculate NAV on the following days:


  - New Year's Day

  - Martin Luther King, Jr. Day
  - Presidents' Day
  - Good Friday
  - Memorial Day
  - Independence Day
  - Labor Day
  - Thanksgiving Day

  - Christmas Day

  - Other days when the New York Stock Exchange is not open.

Each Fund reserves the right not to determine its NAV when:

  - It has not received any orders to purchase, sell or exchange shares
  - Changes in the value of the Fund's portfolio do not affect its NAV.


If current prices are not available for a security, or if Villanova SA Capital Trust (VSA), as a Fund's administrator or its agent determines a price does not represent its fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.


SELLING SHARES


Shares can be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price will be the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.



RESTRICTIONS ON SALES



Shares of a Fund may not be redeemed or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

         DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS


The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.


Please refer to the SAI for more information regarding the tax treatment of the Funds.

         FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS



The financial highlights tables are intended to help you understand the Funds' financial performance for the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.



                                                                EMERGING            INTERNATIONAL
                                                              MARKETS FUND           GROWTH FUND
                                                              ------------          -------------
                                                                FOR THE                FOR THE
                                                              PERIOD ENDED          PERIOD ENDED
                                                              DECEMBER 31,          DECEMBER 31,
                                                                2000 (a)              2000 (a)
                                                              ------------          -------------
NET ASSET VALUE -- BEGINNING OF PERIOD                          $ 10.00                $ 10.00
                                                                -------                -------
INVESTMENT ACTIVITIES:
  Net investment loss                                                --                  (0.01)
  Net realized/unrealized losses from investments                 (2.48)                 (1.37)
                                                                -------                -------
      Total investment activities                                 (2.48)                 (1.38)
                                                                -------                -------
DISTRIBUTIONS:
  In excess of net investment income                              (0.01)                    --
                                                                -------                -------
      Total distributions                                         (0.01)                    --
                                                                -------                -------
NET ASSET VALUE -- END OF PERIOD                                $  7.51                $  8.62
                                                                =======                =======
Total Return                                                     (24.83)%(b)            (13.70)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                              $ 3,991                $ 9,239
Ratio of expenses to average net assets                            1.75%(c)               1.60%(c)
Ratio of net investment income to average net assets              (0.21)%(c)             (0.17)%(c)
Ratio of expenses to average net assets*                           4.09%(c)               2.88%(c)
Ratio of net investment income to average net assets*             (2.55)%(c)             (1.45)%(c)
Portfolio turnover rate                                           43.33%(b)              93.02%(b)



------------------------------------------------------


(a) For the period August 30, 2000 (commencement of operations) through December 31, 2000.



(b) Not annualized.



(c) Annualized.



 * During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

INFORMATION FROM NATIONWIDE


Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Funds. To obtain a document free of charge, contact us at the address or number listed below.



- SAI (incorporated by reference into this Prospectus)



- Annual Report


- Semi-Annual Report (as available)

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215

FOR INFORMATION AND ASSISTANCE:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of the Funds' documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-202-942-8090)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov


THE TRUST'S INVESTMENT COMPANY ACT FILE NO. 811-3213



FND-4930-5/01

NATIONWIDE(R) SEPARATE ACCOUNT TRUST

- Gartmore NSAT OTC Fund


May 1, 2001



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE OF CONTENTS


FUND SUMMARY.............................           2

MORE ABOUT THE FUND......................           5
Principal Investments and Techniques.....           5
Principal Risks..........................           6
Temporary Defensive Positions............           7

MANAGEMENT...............................           8
Investment Adviser.......................           8
Subadviser...............................           8
Portfolio Management Team................           8

BUYING AND SELLING FUND SHARES...........           9
Who Can Buy Shares of the Fund...........           9
Purchase Price...........................           9
Selling Shares...........................           9
Restrictions on Sales....................          10

DISTRIBUTION AND TAXES...................          11
Dividends and Distributions..............          11
Tax Status...............................          11

ADDITIONAL INFORMATION...................  BACK COVER

FUND SUMMARY

This prospectus provides information about the Gartmore NSAT OTC Fund (the
Fund).


A QUICK NOTE ABOUT THE FUND


This prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy. You'll find details about how your annuity contract or life insurance policy works in the accompanying prospectus.

FUND SUMMARY -- GARTMORE NSAT OTC FUND


This section summarizes key information about the Fund. Use this summary to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More About the Fund" beginning on page five.


OBJECTIVE


The Gartmore NSAT OTC Fund seeks long term capital growth by investing primarily in equity securities of U.S. and foreign companies that are traded in over-the-counter (OTC) markets. The Fund's investment objective may be changed without shareholder approval.


PRINCIPAL STRATEGIES


Villanova Global Asset Management Trust (VGAMT), the Fund's investment adviser, has chosen Gartmore Global Partners (Gartmore) as a subadviser to manage the Fund's portfolio. To achieve its objective, the Fund invests at least 65% of its total assets in equity securities of U.S. and foreign companies that are traded in the OTC market. The Fund also invests in U.S. and foreign emerging growth companies whose securities are traded on a securities exchange. The Fund may also invest 25% or more of its assets in companies in any one industry, including technology and communications related industries. Companies in the technology and communications related industries may include, for example, companies that develop, produce and distribute products or services in the computer, semi-conductor, electronic, communications, health-care and bio-technology sectors. Regions or countries and companies are selected that are believed to have the potential to exceed market growth expectations.



The Fund invests primarily in equity securities which may include common stocks, preferred stocks, equity interests in foreign investment funds or trusts, convertible securities, and depositary receipts. The Fund will invest primarily in OTC companies across the market spectrum and small and mid-sized emerging growth companies. The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.


THE OTC MARKET. The OTC market is a network of telephone lines and a computerized quotation system through which securities trades can be made. OTC securities are securities which are principally traded on the OTC market; however, OTC securities can also be listed for trading on a domestic or foreign exchange. Currently the four OTC markets are the NASDAQ (U.S.), JASDAQ (Japan), EASDAQ (Europe) and KOSDAQ (Korea).

EMERGING GROWTH COMPANIES. Gartmore believes emerging growth companies are those companies that have a strong franchise in a dynamic industry.


Gartmore is a growth stock adviser and its investment philosophy rests on two fundamental principles:



- Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) tends to produce average returns. Therefore, Gartmore focuses on identifying companies that it believes offer earnings growth that exceeds market expectations.



- Gartmore looks to sell companies where there is significant risk that earnings growth will not meet market expectations.


PRINCIPAL RISKS


Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investment decreases. The value of your shares will also be impacted in part by Gartmore's ability asses economic conditions and investment opportunities.


FOREIGN RISK. Investments in foreign securities involve risks that are different in degree and kind than those presented by U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.


STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Fund Summary -- Gartmore NSAT OTC Fund


SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The stocks of smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

CONCENTRATION RISK. The Fund may invest 25% or more of its assets in companies in any one industry. This ability to invest in a more concentrated range of securities fewer stocks than other mutual funds, increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than relevant market indices and other more diversified mutual funds due to the market movement of the particular industry of concentration.

DERIVATIVES RISK. An investment in derivative contracts can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value securities or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page nine.

PERFORMANCE

No performance information is provided because the Fund did had not begun operations as of the date of this Prospectus.


FEES AND EXPENSES



Shares of the Fund are available as investment options for variable annuity contracts and variable life insurance policies (collectively "variable insurance contracts"). As such, contract holders of variable insurance contracts are subject to Fund fees, as well as expenses and charges imposed by the variable insurance contracts. Please see the variable insurance contracts prospectus for a description of the applicable expenses and charges.

MORE ABOUT THE FUND


PRINCIPAL INVESTMENTS AND TECHNIQUES


The Fund may use the principal investments and techniques described below to increase returns, protect assets or diversify investments. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that its performance will be positive for any period of time.



The Statement of Additional Information (SAI) contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.


PREFERRED STOCK. Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES. Convertible securities -- also known as convertibles -- include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid security that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.


DERIVATIVES. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.



DEPOSITARY RECEIPTS. The Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and International Depositary Receipts (IDRs) (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. This, along with other factors, may cause unsponsored depositary receipts to be less liquid than sponsored depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a

More About the Fund


foreign corporation. GDRs, IDRs, and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

PRINCIPAL RISKS


This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that its performance will be positive for any period of time.


FOREIGN RISK -- Foreign security investing involves special risks not presented by U.S. investing that can increase the chances that the Fund will lose money.


   - COUNTRY -- General securities market movements in any country in which the Fund has investments, are likely to affect the value of the Fund's securities that trade in the country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.


   - FOREIGN MARKETS -- Because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for the Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.


   - GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS -- Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Fund's portfolio manager to completely and accurately determine a company's financial condition.



   - CURRENCY -- A significant portion of the Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.



   - EUROPEAN ECONOMIC AND MONETARY UNION (EMU) -- A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU has established a single European currency (the euro), which was introduced in January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected:


         - If the transition to euro, or EMU as a whole, does not proceed as planned.

         - If a participating country withdraws from EMU.

         - If the computing, accounting and trading systems used by the Funds' service providers, or by other entities with which the Funds or their service providers do business, are not capable of recognizing the euro as a distinct currency.

SMALL CAP RISK. Historically, the securities of small capitalization companies have been more volatile in price than the securities of larger capitalization companies, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

  - lack depth of management
  - lack a proven track record
  - be unable to generate funds necessary for growth or development
  - be developing or marketing new products or services for which markets are not yet established and may never become established
  - market products or services which may become quickly obsolete.

TEMPORARY DEFENSIVE POSITIONS


In response to economic, political or unusual market conditions, the Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, the Fund may not meet its investment objectives and may miss potential market upswings.

MANAGEMENT

INVESTMENT ADVISER


Villanova Global Asset Management Trust (VGAMT), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Fund. Subject to the supervision and direction of the Trustees, VGAMT also evaluates and monitors the performance of the Fund's subadviser. VGAMT is also authorized to select and place portfolio investments on behalf of the Fund. VGAMT was organized in July 2000, and advises mutual funds and other institutional separate accounts. As of December 31, 2000, VGAMT and its affiliates had approximately $23.7 billion in assets under management, of which $62 million was managed by VGAMT.


The Fund pays VGAMT a management fee, which is based on the Fund's average daily net assets.

Fund                                             Fee
-----------------------------------------------------
Gartmore NSAT OTC Fund                           1.00%

SUBADVISER


Gartmore Global Partners (Gartmore), 121 W. Trade Street, Suite 3030, Charlotte, NC is the subadviser to the Fund. Subject to the supervision of VGAMT and the Trustees, Gartmore will manage the Fund's assets in accordance with the Fund's investment objective and strategies. Gartmore makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.


Gartmore is a global asset manager dedicated to serving the needs of U.S. based investors and is a subsidiary of Gartmore Investment Ltd., an investment management firm based in the United Kingdom. Gartmore was formed in 1995 as a registered investment adviser and manages more than $1 billion in assets.

Gartmore takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one investment manager.


PORTFOLIO MANAGEMENT TEAM



Nicholas Ford of Gartmore's U.S. Equity Team manages for the Gartmore NSAT OTC Fund with support from the International Equities Team. He is responsible for day-to-day management of the Fund, including the selection of the Fund's investments. Mr. Ford joined Gartmore as an investment manager on the Gartmore U.S. Equities Team in 1998. Mr. Ford served as an investment manager for Clerical Medical in London from November 1996 to December 1997 and also as an investment manager for Sun Alliance from 1995 to 1996.

BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUND


Shares of the Fund are currently sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, to fund benefits payable under variable life insurance policies and variable annuity contracts. Shares of the Fund may also be sold to affiliated Funds of Funds, and may in the future be sold to other insurance companies. Shares are not sold to individual investors.


The separate accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable annuity contracts or variable life insurance policies. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable annuity contracts or variable life insurance policies may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract or policy owners should contact their insurance company directly for details concerning these transactions.

Please check with your insurance company to determine if the Fund is available under your variable annuity contract or variable life insurance policy. This prospectus should be read in conjunction with the prospectus of the separate account of your specific insurance product.

The Fund sells its shares to separate accounts of both Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and may sell its shares to separate accounts of other unaffiliated insurance companies. The Fund currently does not foresee any disadvantages to the owners of variable annuity contracts or variable life insurance products arising out of the fact that the Fund may offer its shares to the separate accounts of various insurance companies to fund benefits of these variable insurance products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund and shares of another Fund may be substituted. This might force the Fund to sell its securities at disadvantageous prices.

PURCHASE PRICE


The purchase or "offering" price of each share of the Fund is its "net asset value" (NAV) next determined after the order is received. No sales charge is imposed on the purchase of the Fund's shares. Generally, NAV of the Fund's shares is determined by dividing the total market value of the securities owned by the Fund, less its liabilities, by the total number of its outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.


The Fund does not calculate NAV on the following days:


  - New Year's Day

  - Martin Luther King, Jr. Day
  - Presidents' Day
  - Good Friday
  - Memorial Day
  - Independence Day
  - Labor Day
  - Thanksgiving Day

  - Christmas Day

  - Other days when the New York Stock Exchange is not open.

The Fund reserves the right not to determine its NAV when:

  - It has not received any orders to purchase, sell or exchange shares
  - Changes in the value of the Fund's portfolio do not affect its NAV.


If current prices are not available, or if Villanova SA Capital Trust (VSA) as the Fund's administrator, or its agent, determines a price does not represent fair value, the Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.


SELLING SHARES

You can sell -- also known as redeeming -- at any time, subject to certain restrictions described below. The redemption price will be the NAV next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending

Buying and Selling Fund Shares


upon the market value of the Fund's investments at the time of sale.


RESTRICTIONS ON SALES


Shares of the Fund may not be redeemed or the Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


Substantially all of the Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by the Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.


TAX STATUS

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the prospectus for the contract or policy. Generally, the owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts and policies will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.


Please refer to the SAI for more information regarding the tax treatment of the Fund.

INFORMATION FROM NATIONWIDE


Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Fund. To obtain a document free of charge, contact us at the address or number listed below.


- Statement of Additional Information (incorporated by reference in this Prospectus)


- Annual Report (which contains a discussion of the market conditions and investment strategies that have significantly affected this Fund's performance) (as available)


- Semi-Annual Report (as available)

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215

FOR INFORMATION AND ASSISTANCE:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)


You can obtain copies of the Fund's documents from the SEC as follows:


IN PERSON:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-202-942-8090)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

INVESTMENT COMPANY ACT FILE NO. 811-3213

NATIONWIDE(R) SEPARATE ACCOUNT TRUST


- Gartmore NSAT Global Technology and
   Communications Fund
   (Class I Shares)



May 1, 2001



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

         TABLE OF CONTENTS


FUND SUMMARY.................................................................. 2


Objective and Principal Strategies


Principal Risks


Performance




Fees and Expenses



MORE ABOUT THE FUND........................................................... 5


Principal Investments and Techniques


Principal Risks


Temporary Defensive Positions



MANAGEMENT.................................................................... 7


Management's Discussion of Fund Performance


Investment Adviser


Portfolio Manager



BUYING AND SELLING FUND SHARES................................................ 8


Who Can Buy Class I Shares of the Fund


Purchase Price


Selling Shares


Restrictions on Sales



DISTRIBUTIONS AND TAXES....................................................... 9


Dividends and Distributions


Tax Status



FINANCIAL HIGHLIGHTS..........................................................10


ADDITIONAL INFORMATION................................................BACK COVER

         FUND SUMMARY



This prospectus provides information about one fund offered by Nationwide Separate Account Trust, the Gartmore NSAT Global Technology and Communications Fund (the "Fund"). The following section summarizes key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Fund. The Fund's investment objective can be changed without shareholder approval. Use the summary to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More About the Fund" beginning on page 5. "You" and "your" refer to both direct shareholders and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies.


The Fund Summary contains a discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time.


A QUICK NOTE ABOUT THE FUND



This Prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy. You will find details about how your annuity contract or life insurance policy works in the accompanying prospectus.



This Fund offers two classes of shares. This Prospectus, however, provides information with respect to only Class I shares of the Fund, which are available exclusively through variable annuity contracts or variable insurance policies offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company. See "Buying and Selling Fund Shares" on page 8 for more information.

OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund seeks long-term capital appreciation.



The Fund invests at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and/or technology and communications related industries. These companies may include, for example, companies that develop, produce and distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors. A security will generally be considered appropriate if (as determined by the investment adviser) at least 50% of the issuer's assets, revenues, or net income is related to, or derived from, the industry or industries designated for the Fund.



TECHNOLOGY is the use of science to create new products and services. The sector comprises information technology and communications as well as medical, environmental and biotechnology.



The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting its investment objective. However, normally at least 65%, if not more, of its total assets will be invested in companies in at least three different countries, one of which may be the U.S. If the portfolio manager thinks that advantageous investment opportunities exist in countries with emerging securities markets, the Fund will invest in those countries.


The Fund may invest in companies of any size. The Fund may invest in securities of large companies that are well established in the world technology market because they can be expected to grow with the market. The Fund may also invest in securities of small to mid-size companies to the extent that they provide strong prospects for future growth.

In analyzing specific companies for possible investment, the Fund's portfolio manager ordinarily looks for several of the following characteristics:


  - Above-average per share earnings growth.



  - High return on invested capital.



  - A healthy balance sheet.



  - Sound financial and accounting policies and overall financial strength.



  - Strong competitive advantages.



  - Effective research and product development and marketing.



  - Development of new technologies.



  - Efficient service.



  - Pricing flexibility.



  - Strong management.



  - General operating characteristics that will enable the company to compete successfully in its respective markets.



The Fund's portfolio manager considers whether to sell a particular security when any of those factors materially change.



The Fund may also lend portfolio securities on a short-term or long-term basis of up to 33% of its total assets. Villanova Mutual Fund Capital Trust (VMF), the Fund's investment adviser, expects a portfolio turnover rate of 300% or more.


PRINCIPAL RISKS


Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.



MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may

         Fund Summary


not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.



SMALL CAP RISK. To the extent the Fund invests in securities of smaller capitalization companies, these investments may be riskier than investments in larger, more established companies. The stocks of smaller companies are usually less stable in price and less liquid than the stocks of larger companies.



FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.



SECTOR RISK. The Fund may be susceptible to factors affecting technology and communications and technology-and communications-related industries and therefore the value of the Fund's investments may be more volatile than those of other funds that invest in a broader range of securities across different industries.



PORTFOLIO TURNOVER RISK. The Fund will attempt to buy securities with the intent of holding them for investment, but the portfolio manager may engage in active and frequent trading of securities if he believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.



For more detailed information about the Fund's investments and risks, see "More About the Fund" beginning on page 5.


PERFORMANCE


No performance information is provided because the Fund did not begin operations until June 30, 2000.



FEES AND EXPENSES -- CLASS I SHARES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING CLASS I SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.98%
Other Expenses                               1.59%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      2.57%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance company separate account as an investment option for these contracts or policies.



(2)VMF has agreed to waive management fees and, if necessary, to reimburse the Fund for the cost of "Other Expenses" so that Total Annual Operating Expenses will not exceed 1.35%. The Fund is authorized to reimburse the adviser for management fees previously waived and/or for the cost of Other Expenses paid by the adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse the adviser in this manner only applies to fees paid or reimbursements made by the adviser at some time within the first five years from the time the Fund commenced operations.


EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expenses reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                         1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------
Class I                $260        $799        $1,365      $2,905

         MORE ABOUT THE FUND



PRINCIPAL INVESTMENTS AND TECHNIQUES



The Fund may use the following investment technique to increase returns, protect assets or diversify investments.



The Statement of Additional Information (SAI) contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.



DEPOSITARY RECEIPTS. The Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and International Depositary Receipts (IDRs) (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs, and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities


PRINCIPAL RISKS


SMALL CAP RISK. Historically, the securities of small cap companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:


  - lack depth of management

  - lack a proven track record

  - be unable to generate funds necessary for growth or development

  - be developing or marketing new products or services for which markets are not yet established and may never become established

  - market products or services which may become quickly obsolete.


Certain small cap companies in which the Fund invests are in technology related and biotechnology industries. Small cap companies in these industries may be subject to more abrupt or erratic price movements than small cap companies in other industries. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.



FOREIGN RISK. Investments foreign securities involves special risks not presented by U.S. investments that can increase the chances that the Fund will lose money.



  - COUNTRY -- General securities market movements in any country in which the Fund has investments, are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.



  - FOREIGN MARKETS -- Because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for the Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the U.S. These factors can reduce the amount the Fund can earn on its investments.



  - GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS -- Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign invest-

         More About the Fund



    ments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Fund's portfolio manager to completely and accurately determine a company's financial condition.



  - CURRENCY -- A significant portion of the Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.


TEMPORARY DEFENSIVE POSITIONS


In response to economic, political or unusual market conditions, the Fund may hold up to 100% of its assets in cash or money market obligations. Should this occur, the Fund may not meet its investment objectives, and may miss potential market upswings.

         MANAGEMENT


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE



The following is management's discussion of the performance of the Fund for the period ended December 31, 2000. This discussion provides an overview of the economy and how it affected the Fund since its inception. It also provides a look into the current and future investment techniques and strategies of the Fund from the perspective of the portfolio manager.



GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND



HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK? For the six-month period ended December 31, 2000, the Gartmore NSAT Global Technology and Communications Fund returned -24.96% versus -34.23% for the Morgan Stanley High-Tech 35 Index, the benchmark index. The Fund commenced operations on June 30, 2000.



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?* Our holdings in companies with high earnings growth rates hurt performance during the fourth quarter of 2000, when the market battered tech stocks worldwide, particularly stocks with high-growth expectations. The slowing global economy and declining investor sentiment toward technology stocks caused us to take a more defensive stance during the quarter, and we raised cash to refocus the Fund on technology companies that would meet earnings expectations in a slowing environment. We also increased the Fund's allocation to the health care and capital goods sectors.



WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?* Major contributors included Gemplus, which designs and produces "smart-cards" for mobile phones and financial transactions; Emulex, whose software products enhance access and storage of data; Invitrogen, which markets tools for genomics research; Manugistics, the supply-chain management company; and Powerwave, whose amplifiers increase the signal strength of wireless transmissions. The stocks that hurt performance were the fiber-optical networking stocks such as Nortel Networks and Juniper Networks. These stocks, though they held up the longest of all the tech stocks, finally succumbed to the slowing economy and associated lower expectations.

---------------

*Note that the composition of the portfolio is subject to change, and investments which were held during the year ended December 31, 2000 may no longer be held or may no longer be held in the same amount.



WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING FORWARD? We believe that valuations in the technology sector climbed too high for a slowing economic environment -- resulting in a fourth-quarter correction. The long-term outlook for the global technology sector is still the strongest of all the sectors and should be helped by the Federal Reserve's anticipated future rate cuts. Stock-picking and greater diversification by country, industry, and market capitalization will be the key to outperforming in this environment. We will focus on market share shifts and product cycle strength to determine which companies will continue to experience above-average growth and positive fundamental dynamics.



     COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND (CLASS I SHARES) AND THE MORGAN STANLEY
                            HIGH-TECH 35 INDEX(1,2)

[LINE CHART]

                                                              GARTMORE GLOBAL TECHNOLOGY AND
                                                                    COMMUNICATION FUND          MORGAN STANLEY HIGH-TECH 35 INDEX
                                                              ------------------------------    ---------------------------------
6/30/00                                                                   10000                               10000
12/31/00                                                                   7504                                6577


                      GARTMORE NSAT GLOBAL TECHNOLOGY AND


                      COMMUNICATIONS -- CLASS I SHARES(1)


                        FUND AVERAGE ANNUAL TOTAL RETURN
                         PERIOD ENDED DECEMBER 31, 2000



                      LIFE(3)
                      -------
                      -24.96%


---------------

(1)The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the Fund were designated Class I shares as of May 1, 2001.


(2)The Morgan Stanley High-Tech 35 Index is an equal dollar-weighted index of 35 stocks in nine different technology subsectors. Unlike mutual fund returns, the Index does not include expenses. If expenses were deducted, the actual returns of this index would be lower.


(3) The Fund commenced operations June 30, 2000.



Past performance is not predictive of future performance.


INVESTMENT ADVISER


Villanova Mutual Fund Capital Trust (VMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. VMF was organized in 1999 and manages mutual fund assets. As of December 31, 2000, VMF and its affiliates had approximately $23.7 billion in assets under management, of which approximately $12.9 billion was managed by VMF.



The Fund pays VMF an annual management fee of 0.98% of the Fund's average daily net assets.



PORTFOLIO MANAGER



Aaron Harris is the portfolio manager for the Fund. Prior to joining VMF in April 2000, Mr. Harris was co-portfolio manger for the Nicholas-Applegate Global Technology Fund from 1998-March, 2000 and was an investment analyst in Global Research at Nicholas-Applegate from 1995-1997.

         BUYING AND SELLING FUND SHARES
         BUYING AND SELLING FUND SHARES


WHO CAN BUY CLASS I SHARES OF THE FUND



Class I shares of the Fund are sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company (collectively, Nationwide) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). Class II shares of the Fund may be sold to other insurance companies. Shares are not sold to individual investors.



The separate accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.



Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract owners should contact their insurance company directly for details concerning these transactions.



Please check with Nationwide to determine if the Fund is available under your variable insurance contract. This Prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.



The Fund sells its Class I shares to separate accounts of Nationwide and may sell its Class II shares to separate accounts of other unaffiliated insurance companies. The Fund currently does not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Fund may offer its shares to the separate accounts of various insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund and shares of another fund may be substituted. This might force the Fund to sell its securities at disadvantageous prices.



The distributor for the Funds is currently Nationwide Advisory Services, Inc. It is anticipated that on or before October 1, 2001, Villanova Distribution Services, Inc. will become the Funds' distributor.


PURCHASE PRICE


The purchase price of each share of the Fund is its "net asset value" (NAV) next determined after the order is received. No sales charge is imposed on the purchase of the Fund's Class I shares. Generally, NAV of a Fund's shares is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund allocable to such class, less its liabilities allocable to that class, divided by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.



The Fund does not calculate NAV on the following days:



  - New Year's Day

  - Martin Luther King, Jr. Day
  - Presidents' Day
  - Good Friday
  - Memorial Day
  - Independence Day
  - Labor Day
  - Thanksgiving Day

  - Christmas Day

  - Other days when the New York Stock Exchange is not open.


The Fund reserves the right not to determine its NAV when:


  - It has not received any orders to purchase, sell or exchange shares
  - Changes in the value of the Fund's portfolio do not affect its NAV.


If current prices are not available for a security, or if Villanova SA Capital Trust (VSA) as the Fund's administrator or its agent determines a price does not represent fair value, the Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.


SELLING SHARES


Shares may be sold (redeemed) at any time, subject to certain restrictions. The redemption price will be the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of the Fund's investments at the time of sale.



RESTRICTIONS ON SALES



Shares of the Fund may not be redeemed or the Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

         DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS



Substantially all of the Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by the Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.



TAX STATUS



The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.



Please refer to the SAI for more information regarding the tax treatment of the Fund.

         FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operation. Certain information reflects financial results for a single Fund share. The total return in the tables represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.



                                                                    FOR THE
                                                                 PERIOD ENDED
                                                                 DECEMBER 31,
                                                                   2000 (A)
                                                              -------------------
NET ASSET VALUE -- BEGINNING OF YEAR                                $ 10.00
                                                                    -------
INVESTMENT ACTIVITIES:
  Net investment loss                                                 (0.01)
  Net realized/unrealized losses from investments                     (2.48)
                                                                    -------
       Total investment activities                                    (2.49)
                                                                    -------
DISTRIBUTIONS:
  In excess of net realized gains                                     (0.16)
                                                                    -------
       Total distributions                                            (0.16)
                                                                    -------
NET ASSET VALUE -- END OF YEAR                                      $  7.35
                                                                    =======
Total Return                                                         (24.96)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                                  $12,127
Ratio of expenses to average net assets                                1.35%(c)
Ratio of net investment income to average net assets                  (0.44)%(c)
Ratio of expenses to average net assets*                               2.57%(c)
Ratio of net investment income to average net assets*                 (1.66)%(c)
Portfolio turnover rate                                              305.36%
---------------------------------------------------------------------------------


(a) For the period June 30, 2000 (commencement of operations) through December 31, 2000.


(b)Not annualized.



(c) Annualized.


* During the period certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INFORMATION FROM NATIONWIDE


Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Fund. To obtain a document free of charge, contact us at the address or number listed below.



- Statement of Additional Information (incorporated by reference into this Prospectus)



- Annual Report


- Semi-Annual Report (as available)

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215


FOR INFORMATION AND ASSISTANCE:


1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)


You can obtain copies of the Fund's documents from the SEC as follows:


IN PERSON:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-202-942-8090)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov


THE TRUST'S INVESTMENT COMPANY ACT FILE NO. 811-3213



FND - 4931-5/01

NATIONWIDE(R) SEPARATE ACCOUNT TRUST


- Gartmore NSAT Millennium Growth Fund



May 1, 2001


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE OF CONTENTS


FUND SUMMARY.............................           2
Objective................................           3
Principal Strategies.....................           3
Performance..............................           3
Fees and Expenses........................           3

MORE ABOUT THE FUND......................           4
Principal Investments and Techniques.....           4
Principal Risks..........................           4
Temporary Defensive Positions............           4

MANAGEMENT...............................           5
Investment Adviser.......................           5
Portfolio Management Team................           5

BUYING AND SELLING FUND SHARES...........           6
Who Can Buy Shares of the Fund...........           6
Purchase Price...........................           6
Selling Shares...........................           6
Restrictions on Sales....................           7

DISTRIBUTION AND TAXES...................           8
Dividends and Distributions..............           8
Tax Status...............................           8

ADDITIONAL INFORMATION...................  BACK COVER

FUND SUMMARY

This prospectus provides information about the Gartmore NSAT Millennium Growth Fund (the Fund).


A QUICK NOTE ABOUT THE FUND

This prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy. You'll find details about how your annuity contract or life insurance policy works in the accompanying prospectus.

This section summarizes key information about the Fund. Use this summary to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More About the
Fund" beginning on page   .


OBJECTIVE


The Fund seeks long-term capital appreciation.


PRINCIPAL STRATEGIES


To achieve its objective, the Fund invests primarily in securities of growth companies that are creating fundamental changes in the economy. Typically, these companies are characterized by new or innovative products, services or processes with the potential to enhance earnings growth. Growth in earnings may lead to an increase in the price of the stock.



The Fund invests primarily in stocks of companies in the services and information area, which do business across country borders, although a portion of its assets may be outside these areas. Companies in the services and information area primarily include those involved in the fields of telecommunications, computer systems and software, broadcasting and publishing, health care, financial services and new age manufacturing.



The Fund has the ability to have up to 20% of its portfolio in short positions.



It generally will sell securities if:



-The price of the security is overvalued.



-The company's earnings are consistently lower than expected.



-More favorable opportunities are identified.



PRINCIPAL RISKS



Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.



MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.



MID CAP & SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of smaller companies are usually less stable in price and less liquid than the stocks of larger companies.



For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page nine.


PERFORMANCE

No performance information is provided because the Fund did had not begun operations as of the date of this Prospectus.

FEES AND EXPENSES

Shares of the Fund are available as investment options for variable annuity contracts and variable life insurance policies (collectively "variable insurance contracts"). As such, contract holders of variable insurance contracts are subject to Fund fees, as well as expenses and charges imposed by the variable insurance contracts. Please see the variable insurance contracts prospectus for a description of the applicable expenses and charges.

MORE ABOUT THE FUND

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Fund may use the following additional principal investments and techniques to increase returns, protect assets or diversify investments. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that its performance will be positive for any period of time.

The Statement of Additional Information (SAI) contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities -- also known as convertibles -- including bonds, debentures, notes, preferred stocks and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a rating agency, or they are not rated at all.

SHORT SALES. In selling a stock which the Fund does not own (a short sale), the Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender any interest accrued during the period of the loan.

PRINCIPAL RISKS

SMALL CAP RISK. Historically, the securities of small cap companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

  - Lack depth of management.
  - Lack a proven track record.
  - Be unable to generate funds necessary for growth or development.
  - Be developing or marketing new products or services for which markets are not yet established and may never become established.
  - Market products or services which may become quickly obsolete.

Small cap companies in the technology and biotechnology industries may be subject to abrupt or erratic price movements. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, the Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, the Fund will not meet its investment objectives and may miss potential market upswings.

MANAGEMENT

INVESTMENT ADVISER

Villanova Mutual Fund Capital Trust (VMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Funds' assets and supervises the daily business affairs of the Funds. VMF was organized in 1999 and advises mutual funds. As of December 31, 2000, VMF and its affiliates had approximately $23.3 billion in assets under management.


The Fund pays VMF a management fee which is based on the Fund's average daily net assets. That management fee is set forth below:



Assets                                            Fee
-----------------------------------------------------
up to $250 million                                1.03%
 .....................................................
$250 million - $1 billon                          1.00%
 .....................................................
$1 billion - $2 billon                            0.97%
 .....................................................
$2 billion - $5 billon                            0.94%
 .....................................................
$5 billion +                                      0.91%


PORTFOLIO MANAGER


Aaron Harris joined VMF in April 2000 and has managed the Gartmore NSAT Millennium Growth Fund since its inception. Prior to joining VMF, Mr. Harris was a Portfolio Manager, managing portions of several portfolios for Nicholas-Applegate Capital Management.

BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUND

Shares of the Fund are currently sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, to fund benefits payable under variable life insurance policies and variable annuity contracts. Shares of the Fund may also be sold to affiliated Funds of Funds, and may in the future be sold to other insurance companies. Shares are not sold to individual investors.

The separate accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable annuity contracts or variable life insurance policies. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable annuity contracts or variable life insurance policies may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract or policy owners should contact their insurance company directly for details concerning these transactions.

Please check with your insurance company to determine if the Fund is available under your variable annuity contract or variable life insurance policy. This prospectus should be read in conjunction with the prospectus of the separate account of your specific insurance product.

The Fund sells its shares to separate accounts of both Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and may sell its shares to separate accounts of other unaffiliated insurance companies. The Fund currently does not foresee any disadvantages to the owners of variable annuity contracts or variable life insurance products arising out of the fact that the Fund may offer its shares to the separate accounts of various insurance companies to fund benefits of these variable insurance products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund and shares of another Fund may be substituted. This might force the Fund to sell its securities at disadvantageous prices.

PURCHASE PRICE

The purchase or "offering" price of each share of the Fund is its "net asset value" (NAV) next determined after the order is received. No sales charge is imposed on the purchase of the Fund's shares. Generally, NAV of the Fund's shares is determined by dividing the total market value of the securities owned by the Fund, less its liabilities, by the total number of its outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Fund does not calculate NAV on the following days:

  - New Year's Day
  - Martin Luther King, Jr. Day
  - Presidents' Day
  - Good Friday
  - Memorial Day
  - Independence Day
  - Labor Day
  - Thanksgiving Day
  - Christmas Day
  - Other days when the New York Stock Exchange is not open.

The Fund reserves the right not to determine its NAV when:

  - It has not received any orders to purchase, sell or exchange shares
  - Changes in the value of the Fund's portfolio do not affect its NAV.

If current prices are not available, or if Villanova SA Capital Trust (VSA) as the Fund's administrator, or its agent, determines a price does not represent fair value, the Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING SHARES

You can sell -- also known as redeeming -- at any time, subject to certain restrictions described below. The redemption price will be the NAV next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of the Fund's investments at the time of sale.

RESTRICTIONS ON SALES

Shares of the Fund may not be redeemed or the Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by the Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the prospectus for the contract or policy. Generally, the owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts and policies will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Fund.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Fund. To obtain a document free of charge, contact us at the address or number listed below.

- Statement of Additional Information (incorporated by reference in this Prospectus)

- Annual Report (which contains a discussion of the market conditions and investment strategies that have significantly affected this Fund's performance) (as available)

- Semi-Annual Report (as available)

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215

FOR INFORMATION AND ASSISTANCE:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of the Fund's documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-202-942-8090)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

INVESTMENT COMPANY ACT FILE NO. 811-3213

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2001

                        NATIONWIDE SEPARATE ACCOUNT TRUST

  Strong NSAT Mid Cap Growth Fund (formerly `Nationwide Strategic Growth Fund')

  Nationwide Strategic Value Fund

  Federated NSAT Equity Income Fund (formerly `Nationwide Equity Income Fund')
           Federated NSAT High Income Bond Fund (formerly `Nationwide
                            High Income Bond Fund')
      J.P. Morgan NSAT Balanced Fund (formerly `Nationwide Balanced Fund')
 MAS NSAT Multi Sector Bond Fund (formerly `Nationwide Multi Sector Bond Fund')
                         Nationwide Small Cap Value Fund
     Nationwide Small Cap Growth Fund (formerly `Nationwide Select Advisers
                            Small Cap Growth Fund')
      Nationwide Global 50 Fund (formerly `Nationwide Global Equity Fund') Dreyfus NSAT Mid Cap Index Fund (formerly `Nationwide Mid Cap Index Fund'
            and formerly `Nationwide Select Advisers Mid Cap Fund')
                          Nationwide Small Company Fund
                             Nationwide Income Fund
                                Total Return Fund
                            Capital Appreciation Fund
                              Government Bond Fund
                                Money Market Fund
                          Turner NSAT Growth Focus Fund
             Gartmore NSAT Global Technology and Communications Fund
               Gartmore NSAT Global Health Sciences Fund (formerly
                   `Nationwide Global Life Sciences Fund II')
                      Gartmore NSAT Millennium Growth Fund
                       Gartmore NSAT Emerging Markets Fund
                     Gartmore NSAT International Growth Fund
                        Gartmore NSAT Global Leaders Fund
                       Gartmore NSAT European Growth Fund
                    Gartmore NSAT Global Small Companies Fund
                             Gartmore NSAT OTC Fund

      Nationwide Separate Account Trust is a registered open-end investment company currently consisting of 26 series. This Statement of Additional Information relates to all series of the Trust (each, a "Fund" and collectively, the "Funds").

      This Statement of Additional Information is not a prospectus but the Statement of Additional Information is incorporated by reference into the Prospectuses. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the Prospectuses for each of the Strong NSAT Mid Cap Growth Fund, Dreyfus NSAT Mid Cap

Growth Fund, Turner NSAT Growth Focus Fund, Nationwide Small Cap
Value Fund, Nationwide Small Company Fund, Nationwide Small Cap Growth Fund, Nationwide Global 50 Fund, Federated NSAT Equity Income Fund, J.P. Morgan NSAT Balanced Fund, MAS NSAT Multi Sector Bond Fund and Federated NSAT High Income Bond Fund dated May 1, 2001; the Prospectus for the Nationwide Income Fund and Nationwide Strategic Value Fund dated May 1, 2001; the Prospectus for the Total Return Fund, Capital Appreciation Fund, Government Bond Fund and Money Market Fund dated May 1, 2001; the Prospectus for the Gartmore NSAT Global Technology and Communications Fund dated May 1, 2001; and the Prospectus for the Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund dated May 1, 2001 and the Prospectus for the shares of the Gartmore NSAT Global Health Sciences Fund, Gartmore NSAT Millennium Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Growth Fund, Gartmore NSAT Global Small Companies Fund and Gartmore NSAT OTC Fund dated May 1, 2001 (shares of these Funds are not currently offered). Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215, or by calling toll free 1-800-848-6331.


TABLE OF CONTENTS                                                                                                   PAGE
General Information and History..............................................................................         1
Additional Information on Portfolio Instruments and Investment Policies......................................         1
Investment Restrictions......................................................................................        43
Major Shareholders...........................................................................................        48
Trustees and Officers of the Trust...........................................................................        49
Calculating Yield and Total Return...........................................................................        53
Investment Advisory and Other Services.......................................................................        55
Brokerage Allocations........................................................................................        72
Purchases, Redemptions and Pricing of Shares.................................................................        79
Additional Information.......................................................................................        80
Tax Status...................................................................................................        81
Other Tax Consequences.......................................................................................        82
Tax Consequences to Shareholders.............................................................................        84
Financial Statements.........................................................................................        84
Appendix A - Bond Ratings....................................................................................        85


                                      iii


GENERAL INFORMATION AND HISTORY

      Nationwide Separate Account Trust is an open-end investment company organized under the laws of Massachusetts by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust currently offers shares in 26 separate series, each with its own investment objective. Each of the Funds, except for the Nationwide Small Company Fund, Strong NSAT Mid Cap Growth Fund (formerly "Nationwide Strategic Growth Fund"), Nationwide Income Fund, Gartmore NSAT Global Health Sciences Fund and the Turner NSAT Growth Focus Fund, is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

        The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This Statement of Additional Information (SAI) contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table, indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.



            TYPE OF INVESTMENT OR TECHNIQUE            CAPITAL APPRECIATION  STRONG NSAT MID CAP GROWTH   NATIOWIDE STRATEGIC VALUE
            -------------------------------            --------------------  --------------------------   -------------------------


U.S. common stocks                                                 Y                      Y                            Y

Preferred stocks                                                   Y                      Y                            Y

Small company stocks                                                                      Y                            Y

Special situation companies                                                               Y                            Y

Illiquid securities                                                Y                      Y                            Y

Restricted securities                                              Y                      Y                            Y

When-issued/delayed-delivery securities                            Y                      Y                            Y

Limited liability companies

Investment companies                                               Y                      Y                            Y

Real estate securities                                                                    Y                            Y

Securities of foreign issuers                                      Y                      Y                            Y

Depositary receipts

Securities from developing countries/emerging markets

Convertible securities                                             Y                      Y                            Y


Long-term debt when originally issued but with less                Y                      Y                            Y
than 397 days or less remaining to maturity

Short-term debt                                                    Y                      Y                            Y

Floating and variable rate securities

Zero coupon securities                                                                    Y

Step-coupon securities

Pay-in-kind bonds                                                                         Y

Deferred payment securities                                                               Y

Brady bonds

Non-investment grade debt                                                                 Y                            Y

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)

Foreign commercial paper (denominated in U.S. $)

Duration

U.S. Government securities                                         Y                      Y                            Y

Money market instruments                                           Y                      Y                            Y

Mortgage-backed securities                                                                Y                            Y






            TYPE OF INVESTMENT OR TECHNIQUE              DREYFUS NSAT MID CAP INDEX   NATIONWIDE SMALL COMPANY
            -------------------------------              --------------------------   ------------------------


U.S. common stocks                                                    Y                           Y

Preferred stocks                                                      Y                           Y

Small company stocks                                                  Y                           Y

Special situation companies                                           Y                           Y

Illiquid securities                                                   Y                           Y

Restricted securities                                                 Y                           Y

When-issued/delayed-delivery securities                               Y                           Y

Limited liability companies

Investment companies                                                  Y                           Y

Real estate securities                                                Y                           Y

Securities of foreign issuers                                         Y                           Y

Depositary receipts                                                   Y                           Y

Securities from developing countries/emerging markets                                             Y

Convertible securities                                                Y                           Y


Long-term debt when originally issued but with less                   Y                           Y
than 397 days or less remaining to maturity

Short-term debt                                                       Y                           Y

Floating and variable rate securities

Zero coupon securities                                                Y                           Y

Step-coupon securities

Pay-in-kind bonds                                                     Y

Deferred payment securities                                           Y

Brady bonds

Non-investment grade debt                                             Y                           Y

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)                                                  Y

Foreign commercial paper (denominated in U.S. $)                                                  Y

Duration

U.S. Government securities                                            Y                           Y

Money market instruments                                              Y                           Y

Mortgage-backed securities                                            Y                           Y








            TYPE OF INVESTMENT OR TECHNIQUE               NATIONWIDE SMALL CAP GROWTH    NATIONWIDE SMALL CAP VALUE
            -------------------------------               ---------------------------    --------------------------



U.S. common stocks                                                       Y                              Y

Preferred stocks                                                         Y                              Y

Small company stocks                                                     Y                              Y

Special situation companies                                              Y                              Y

Illiquid securities                                                      Y                              Y

Restricted securities                                                    Y                              Y

When-issued/delayed-delivery securities                                  Y                              Y

Limited liability companies

Investment companies                                                     Y                              Y

Real estate securities                                                   Y

Securities of foreign issuers                                            Y                              Y

Depositary receipts                                                      Y                              Y

Securities from developing countries/emerging markets                    Y

Convertible securities                                                   Y                              Y


Long-term debt when originally issued but with less                      Y                              Y
than 397 days or less remaining to maturity

Short-term debt                                                          Y                              Y

Floating and variable rate securities

Zero coupon securities                                                   Y

Step-coupon securities

Pay-in-kind bonds                                                        Y

Deferred payment securities                                              Y

Brady bonds

Non-investment grade debt                                                Y

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)

Foreign commercial paper (denominated in U.S. $)

Duration

U.S. Government securities                                               Y                              Y

Money market instruments                                                 Y                              Y

Mortgage-backed securities







            TYPE OF INVESTMENT OR TECHNIQUE             NATIONWIDE GLOBAL 50   FEDERATED NSAT EQUITY INCOME    TOTAL RETURN
            -------------------------------             --------------------   ----------------------------    ------------


U.S. common stocks                                                Y                           Y                       Y

Preferred stocks                                                  Y                           Y                       Y

Small company stocks                                              Y                           Y                       Y

Special situation companies                                       Y                           Y                       Y

Illiquid securities                                               Y                           Y                       Y

Restricted securities                                             Y                           Y                       Y

When-issued/delayed-delivery securities                           Y                           Y                       Y

Limited liability companies                                                                   Y

Investment companies                                              Y                           Y                       Y

Real estate securities                                                                        Y                       Y

Securities of foreign issuers                                     Y                           Y                       Y

Depositary receipts                                               Y                           Y

Securities from developing countries/emerging markets                                         Y

Convertible securities                                            Y                           Y                       Y


Long-term debt when originally issued but with less                                           Y                       Y
than 397 days or less remaining to maturity

Short-term debt                                                   Y                           Y                       Y

Floating and variable rate securities                                                         Y

Zero coupon securities                                                                        Y

Step-coupon securities                                                                        Y

Pay-in-kind bonds                                                                             Y

Deferred payment securities                                                                   Y

Brady bonds

Non-investment grade debt                                                                     Y

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)

Foreign commercial paper (denominated in U.S. $)                                              Y

Duration

U.S. Government securities                                        Y                           Y                       Y

Money market instruments                                          Y                           Y                       Y

Mortgage-backed securities




            TYPE OF INVESTMENT OR TECHNIQUE               J.P. MORGAN NSAT BALANCED   GOVERNMENT BOND   NATIONWIDE INCOME
            -------------------------------               -------------------------   ---------------   -----------------


U.S. common stocks                                                       Y

Preferred stocks                                                         Y

Small company stocks

Special situation companies

Illiquid securities                                                      Y                     Y

Restricted securities                                                    Y                     Y

When-issued/delayed-delivery securities                                  Y                     Y                 Y

Limited liability companies

Investment companies                                                     Y                     Y                 Y

Real estate securities                                                   Y

Securities of foreign issuers                                            Y

Depositary receipts                                                      Y

Securities from developing countries/emerging markets                    Y

Convertible securities                                                   Y


Long-term debt when originally issued but with less                      Y                     Y                 Y
than 397 days or less remaining to maturity

Short-term debt                                                          Y                     Y                 Y

Floating and variable rate securities                                    Y                     Y                 Y

Zero coupon securities                                                   Y                     Y                 Y

Step-coupon securities

Pay-in-kind bonds                                                        Y

Deferred payment securities                                              Y

Brady bonds                                                              Y

Non-investment grade debt                                                Y

Loan participations and assignments                                      Y

Sovereign debt (foreign) (denominated in U.S. $)                         Y

Foreign commercial paper (denominated in U.S. $)                         Y

Duration                                                                                       Y                 Y

U.S. Government securities                                               Y                     Y                 Y

Money market instruments                                                 Y                     Y                 Y

Mortgage-backed securities                                               Y                     Y                 Y







            TYPE OF INVESTMENT OR TECHNIQUE                 MAS NSAT MULTI SECTOR BOND   FEDERATED NSAT HIGH INCOME BOND
            -------------------------------                 --------------------------   -------------------------------


U.S. common stocks                                                                                        Y

Preferred stocks                                                                                          Y

Small company stocks                                                                                      Y

Special situation companies                                                                               Y

Illiquid securities                                                       Y                               Y

Restricted securities                                                     Y                               Y

When-issued/delayed-delivery securities                                   Y                               Y

Limited liability companies                                                                               Y

Investment companies                                                      Y                               Y

Real estate securities                                                    Y                               Y

Securities of foreign issuers                                             Y                               Y

Depositary receipts                                                       Y                               Y

Securities from developing countries/emerging markets                     Y                               Y

Convertible securities                                                    Y                               Y


Long-term debt when originally issued but with less                       Y                               Y
than 397 days or less remaining to maturity

Short-term debt                                                           Y                               Y

Floating and variable rate securities                                     Y                               Y

Zero coupon securities                                                    Y                               Y

Step-coupon securities                                                    Y                               Y

Pay-in-kind bonds                                                         Y                               Y

Deferred payment securities                                               Y                               Y

Brady bonds                                                               Y

Non-investment grade debt                                                 Y                               Y

Loan participations and assignments                                       Y                               Y

Sovereign debt (foreign) (denominated in U.S. $)                          Y

Foreign commercial paper (denominated in U.S. $)                          Y                               Y

Duration                                                                  Y                               Y

U.S. Government securities                                                Y                               Y

Money market instruments                                                  Y                               Y

Mortgage-backed securities                                                Y                               Y



            TYPE OF INVESTMENT OR TECHNIQUE               MONEY MARKET   TURNER NSAT GROWTH FOCUS   GARTMORE NSAT MILLENNIUM GROWTH
            -------------------------------               ------------   ------------------------   -------------------------------


U.S. common stocks                                                                     Y                              Y

Preferred stocks                                                                       Y                              Y

Small company stocks                                                                   Y

Special situation companies                                                            Y                              Y

Illiquid securities                                             Y                      Y                              Y

Restricted securities                                           Y                      Y                              Y

When-issued/delayed-delivery securities                         Y                      Y                              Y

Limited liability companies                                                            Y

Investment companies                                            Y                      Y                              Y

Real estate securities                                                                 Y                              Y

Securities of foreign issuers                                                          Y                              Y

Depositary receipts                                                                    Y                              Y

Securities from developing countries/emerging markets                                  Y                              Y

Convertible securities                                                                 Y                              Y


Long-term debt when originally issued but with less than 397 days or less remaining to maturity

Short-term debt                                                 Y                      Y                              Y

Floating and variable rate securities                           Y                                                     Y

Zero coupon securities

Step-coupon securities

Pay-in-kind bonds

Deferred payment securities

Brady bonds

Non-investment grade debt

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)               Y                                                      Y

Foreign commercial paper (denominated in U.S. $)

Duration

U.S. Government securities                                     Y                      Y                               Y

Money market instruments                                       Y                      Y                               Y

Mortgage-backed securities



                                                         Gartmore NSAT Global Technology and
            TYPE OF INVESTMENT OR TECHNIQUE              Communications                        Gartmore NSAT Global Health Sciences
            -------------------------------              -----------------------------------   ------------------------------------


U.S. common stocks                                                          Y                                      Y

Preferred stocks                                                            Y                                      Y

Small company stocks                                                        Y                                      Y

Special situation companies                                                 Y                                      Y

Illiquid securities                                                         Y                                      Y

Restricted securities                                                       Y                                      Y

When-issued/delayed-delivery securities                                                                            Y

Limited liability companies

Investment companies                                                        Y                                      Y

Real estate securities                                                      Y                                      Y

Securities of foreign issuers                                               Y                                      Y

Depositary receipts                                                         Y                                      Y

Securities from developing countries/emerging markets                       Y                                      Y

Convertible securities                                                      Y                                      Y

Long-term debt

Short-term debt                                                             Y                                      Y

Floating and variable rate securities                                       Y                                      Y

Zero coupon securities

Step-coupon securities

Pay-in-kind bonds

Deferred payment securities

Brady bonds

Non-investment grade debt

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)

Foreign commercial paper (denominated in U.S. $)                                                                  Y

Duration

U.S. Government securities                                                 Y                                      Y

Money market instruments                                                   Y                                      Y

Mortgage-backed securities




          TYPE OF INVESTMENT OR TECHNIQUE                Gartmore NSAT Emerging Markets   Gartmore NSAT International Growth
          -------------------------------                ------------------------------   ----------------------------------


U.S. common stocks                                                        Y                                 Y

Preferred stocks                                                          Y                                 Y

Small company stocks                                                      Y                                 Y

Special situation companies                                               Y                                 Y

Illiquid securities                                                       Y                                 Y

Restricted securities                                                     Y                                 Y

When-issued/delayed-delivery securities                                   Y                                 Y

Limited liability companies                                               Y                                 Y

Investment companies                                                      Y                                 Y

Real estate securities                                                    Y                                 Y

Securities of foreign issuers                                             Y                                 Y

Depositary receipts                                                       Y                                 Y

Securities from developing countries/emerging markets                     Y                                 Y

Convertible securities                                                    Y                                 Y

Long-term debt                                                            Y                                 Y

Short-term debt                                                           Y                                 Y

Floating and variable rate securities                                     Y                                 Y

Zero coupon securities                                                    Y                                 Y

Step-coupon securities                                                    Y                                 Y

Pay-in-kind bonds                                                         Y                                 Y

Deferred payment securities                                               Y                                 Y

Brady bonds                                                               Y                                 Y

Non-investment grade debt                                                 Y                                 Y

Loan participations and assignments                                       Y                                 Y

Sovereign debt (foreign) (denominated in U.S. $)                          Y                                 Y

Foreign commercial paper (denominated in U.S. $)                          Y                                 Y

Duration                                                                  Y                                 Y

U.S. Government securities                                                Y                                 Y

Money market instruments                                                  Y                                 Y

Mortgage-backed securities                                                Y                                 Y



           TYPE OF INVESTMENT OR TECHNIQUE               Gartmore NSAT Global Leaders   Gartmore NSAT European Growth
           -------------------------------               ----------------------------   -----------------------------


U.S. common stocks                                                       Y                              Y

Preferred stocks                                                         Y                              Y

Small company stocks                                                     Y                              Y

Special situation companies                                              Y                              Y

Illiquid securities                                                      Y                              Y

Restricted securities                                                    Y                              Y

When-issued/delayed-delivery securities                                  Y                              Y

Limited liability companies

Investment companies

Real estate securities                                                   Y                              Y

Securities of foreign issuers                                            Y                              Y

Depositary receipts                                                      Y                              Y

Securities from developing countries/emerging markets                    Y                              Y

Convertible securities                                                   Y                              Y

Long-term debt

Short-term debt                                                          Y                              Y

Floating and variable rate securities

Zero coupon securities

Step-coupon securities

Pay-in-kind bonds

Deferred payment securities

Brady bonds

Non-investment grade debt

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)                         Y                              Y

Foreign commercial paper (denominated in U.S. $)                         Y                              Y

Duration                                                                 Y

U.S. Government securities                                               Y                              Y

Money market instruments                                                 Y                              Y

Mortgage-backed securities



           TYPE OF INVESTMENT OR TECHNIQUE               Gartmore NSAT Global Small Companies   Gartmore NSAT OTC
           -------------------------------               -------------------------------------  -----------------


U.S. common stocks                                                        Y                              Y

Preferred stocks                                                          Y                              Y

Small company stocks                                                      Y                              Y

Special situation companies                                               Y                              Y

Illiquid securities                                                       Y                              Y

Restricted securities                                                     Y                              Y

When-issued/delayed-delivery securities                                   Y                              Y

Limited liability companies

Investment companies

Real estate securities                                                    Y                             Y

Securities of foreign issuers                                             Y                             Y

Depositary receipts                                                       Y                             Y

Securities from developing countries/emerging markets                     Y                             Y

Convertible securities                                                    Y                             Y

Long-term debt

Short-term debt                                                           Y                             Y

Floating and variable rate securities

Zero coupon securities

Step-coupon securities

Pay-in-kind bonds

Deferred payment securities

Brady bonds

Non-investment grade debt

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)                          Y                             Y

Foreign commercial paper (denominated in U.S. $)                          Y                             Y

Duration                                                                  Y                             Y

U.S. Government securities                                                Y                             Y

Money market instruments                                                  Y                             Y

Mortgage-backed securities



          TYPE OF INVESTMENT OR TECHNIQUE            Capital Appreciation   Strong NSAT Mid Cap Growth   Nationwide Strategic Value
          -------------------------------            --------------------   --------------------------   --------------------------
Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls                                                                     Y                           Y

Asset-backed securities                                                                   Y                           Y

Bank and/or Savings and Loan obligations                       Y                          Y                           Y

Repurchase agreements                                          Y                          Y                           Y

Reverse repurchase agreements                                                             Y                           Y

Warrants                                                                                  Y                           Y

Futures                                                                                   Y                           Y

Options                                                                                   Y                           Y

Foreign currencies                                                                        Y                           Y

Forward currency contracts

Borrowing money                                                Y                          Y                           Y

Lending of portfolio securities                                                           Y                           Y

Short sales                                                                               Y                           Y

Swap Agreements

Extendable Commercial Notes


          TYPE OF INVESTMENT OR TECHNIQUE            Dreyfus NSAT Mid Cap Index   Nationwide Small Company
          -------------------------------            --------------------------   ------------------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls                                                                          Y

Asset-backed securities                                                                        Y

Bank and/or Savings and Loan obligations                           Y                           Y

Repurchase agreements                                              Y                           Y

Reverse repurchase agreements                                      Y                           Y

Warrants                                                           Y                           Y

Futures                                                            Y                           Y

Options                                                            Y                           Y

Foreign currencies                                                 Y                           Y

Forward currency contracts                                                                     Y

Borrowing money                                                    Y                           Y

Lending of portfolio securities                                    Y                           Y

Short sales                                                        Y                           Y

Swap Agreements

Extendable Commercial Notes


          TYPE OF INVESTMENT OR TECHNIQUE         Nationwide Small Cap Growth   Nationwde Small Cap Value   Nationwide Global 50
          -------------------------------         ---------------------------   -------------------------   --------------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls

Asset-backed securities

Bank and/or Savings and Loan obligations                         Y                                                     Y

Repurchase agreements                                            Y                             Y                       Y

Reverse repurchase agreements                                    Y                             Y                       Y

Warrants                                                         Y                             Y

Futures                                                          Y                                                     Y

Options                                                          Y                                                     Y

Foreign currencies                                               Y                                                     Y

Forward currency contracts                                       Y                                                     Y

Borrowing money                                                  Y                             Y                       Y

Lending of portfolio securities                                  Y                             Y                       Y

Short sales

Swap Agreements

Extendable Commercial Notes



         TYPE OF INVESTMENT OR TECHNIQUE         Federated NSAT Equity Income   Total Return   J.P. Morgan NSAT Balanced
         -------------------------------         ----------------------------   ------------   -------------------------

Stripped mortgage-backed securities

Collateralized mortgage obligations                                                                           Y

Mortgage dollar rolls                                                                                         Y

Asset-backed securities                                                                                       Y

Bank and/or Savings and Loan obligations                         Y                     Y                      Y

Repurchase agreements                                            Y                     Y                      Y

Reverse repurchase agreements                                    Y                                            Y

Warrants                                                         Y                                            Y

Futures                                                          Y                                            Y

Options                                                          Y                                            Y

Foreign currencies

Forward currency contracts

Borrowing money                                                  Y                     Y                      Y

Lending of portfolio securities                                  Y                                            Y

Short sales

Swap Agreements

Extendable Commercial Notes


      TYPE OF INVESTMENT OR TECHNIQUE        Government Bond   Natinwide Income   MAS NSAT Mini Sector Bond
      -------------------------------        ---------------   ----------------   -------------------------

Stripped mortgage-backed securities                       Y                                         Y

Collateralized mortgage obligations                       Y                Y                        Y

Mortgage dollar rolls                                                      Y                        Y

Asset-backed securities                                                    Y                        Y

Bank and/or Savings and Loan obligations                  Y                Y                        Y

Repurchase agreements                                     Y                Y                        Y

Reverse repurchase agreements                                                                       Y

Warrants                                                                                            Y

Futures                                                                                             Y

Options                                                                                             Y

Foreign currencies                                                                                  Y

Forward currency contracts                                                                          Y

Borrowing money                                           Y                Y                        Y

Lending of portfolio securities                                            Y                        Y

Short sales

Swap Agreements

Extendable Commercial Notes


      TYPE OF INVESTMENT OR TECHNIQUE     Federated NSAT High Income Bond   Money Market   Turner NSAT Growth Focus
      -------------------------------     -------------------------------   ------------   ------------------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls                                                                                       Y

Asset-backed securities                                        Y                      Y

Bank and/or Savings and Loan obligations                       Y                      Y                     Y

Repurchase agreements                                          Y                      Y                     Y

Reverse repurchase agreements                                  Y                                            Y

Warrants                                                       Y                                            Y

Futures                                                        Y                                            Y

Options                                                        Y                                            Y

Foreign currencies                                                                                          Y

Forward currency contracts                                                                                  Y

Borrowing money                                                Y                      Y                     Y

Lending of portfolio securities                                Y                                            Y

Short sales                                                                                                 Y

Swap Agreements


Extendable Commercial Notes                                                                                 Y


      TYPE OF INVESTMENT OR TECHNIQUE     Gartmore NSAT Millenium Growth
      -------------------------------     ------------------------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls

Asset-backed securities                                        Y

Bank and/or Savings and Loan obligations                       Y

Repurchase agreements                                          Y

Reverse repurchase agreements

Warrants                                                       Y

Futures                                                        Y

Options                                                        Y

Foreign currencies

Forward currency contracts                                     Y

Borrowing money                                                Y

Lending of portfolio securities                                Y

Short sales                                                    Y

Swap Agreements

Extendable Commercial Notes



                                                         Gartmore NSAT Global Technology and
      TYPE OF INVESTMENT OR TECHNIQUE                    Communications                        Gartmore NSAT Global Health Sciences
      -------------------------------                    -----------------------------------   ------------------------------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls

Asset-backed securities

Bank and/or Savings and Loan obligations                                   Y                                     Y

Repurchase agreements                                                      Y                                     Y

Reverse repurchase agreements                                              Y

Warrants

Futures                                                                    Y                                     Y

Options                                                                    Y

Foreign currencies                                                         Y                                     Y

Forward currency contracts                                                 Y                                     Y

Borrowing money                                                            Y                                     Y

Lending of portfolio securities                                            Y                                     Y

Short sales                                                                Y                                     Y

Swap Agreements

Extendable Commercial Notes





      TYPE OF INVESTMENT OR TECHNIQUE                  Gartmore NSAT Emerging Markets   Gartmore NSAT International Growth
      -------------------------------                  ------------------------------   ----------------------------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls

Asset-backed securities

Bank and/or Savings and Loan obligations                               Y                                 Y

Repurchase agreements                                                  Y                                 Y

Reverse repurchase agreements

Warrants                                                               Y                                 Y

Futures                                                                Y                                 Y

Options                                                                Y                                 Y

Foreign currencies                                                     Y                                 Y

Forward currency contracts                                             Y                                 Y

Borrowing money                                                        Y                                 Y

Lending of portfolio securities                                        Y                                 Y

Short sales                                                            Y                                 Y

Swap Agreements

Extendable Commercial Notes




      TYPE OF INVESTMENT OR TECHNIQUE                Gartmore NSAT Global Leaders   Gartmore NSAT European Growth
      -------------------------------                ----------------------------   -----------------------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls

Asset-backed securities

Bank and/or Savings and Loan obligations                           Y                              Y

Repurchase agreements                                              Y                              Y

Reverse repurchase agreements

Warrants                                                           Y                              Y

Futures                                                            Y                              Y

Options                                                            Y                              Y

Foreign currencies                                                 Y                              Y

Forward currency contracts                                         Y                              Y

Borrowing money                                                    Y                              Y

Lending of portfolio securities                                    Y                              Y

Short sales                                                        Y                              Y

Swap Agreements

Extendable Commercial Notes




      TYPE OF INVESTMENT OR TECHNIQUE               Gartmore NSAT Global Small Companies   Gartmore NSAT OTC
      -------------------------------               ------------------------------------   -----------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls

Asset-backed securities

Bank and/or Savings and Loan obligations                               Y                             Y

Repurchase agreements                                                  Y                             Y

Reverse repurchase agreements

Warrants                                                               Y                             Y

Futures                                                                Y                             Y

Options                                                                Y                             Y

Foreign currencies                                                     Y                             Y

Forward currency contracts                                             Y                             Y

Borrowing money                                                        Y                             Y

Lending of portfolio securities                                        Y                             Y

Short sales                                                            Y

Swap Agreements                                                                                      Y

Extendable Commercial Notes


DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

INFORMATION CONCERNING DURATION

      Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

      Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

      Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

      There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of to the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

      The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high


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a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT OBLIGATIONS

      Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments, when due, on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price).

      RATINGS AS INVESTMENT CRITERIA. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of a Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

      Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

      MEDIUM-QUALITY SECURITIES. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may


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be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

      LOWER QUALITY (HIGH-RISK) SECURITIES. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch/IBCA Investors Service, Inc. ("Fitch") ; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities will likely have some quality and protective characteristics that are outweighted by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

      EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

      As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.


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




      PAYMENT EXPECTATIONS. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

      LIQUIDITY AND VALUATION. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     U.S. GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

- the Federal National Mortgage Association ("FNMA"), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and

- the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), whose securities are supported only by the credit of such agencies.

Although the U.S. government and its agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.


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      The Federal Reserve creates STRIPS (Separate Trading of Registered
Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of the STRIPS, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. Because the principal portion of the STRIP does not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.

      MORTGAGE AND ASSET-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

      Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

      The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.


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      Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

      Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

      The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

      Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

      COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Other types of securities representing interests in a pool of mortgage loans are known as real estate mortgage investment conduits ("REMICs").

      Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. REMICs, which have elected to be treated as such under the Internal Revenue Code, as amended (the "Code"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities.


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



CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

      In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

      A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

      STRIPPED MORTGAGE SECURITIES. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

      Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A


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



common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

      In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. For information regarding the tax treatment of POs see "Tax Status" in the Prospectus and "Additional Information Concerning Taxes" in the Statement of Additional Information.

      A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     MONEY MARKET INSTRUMENTS. Money market instruments may include the following types of instruments:

      -- obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

      -- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

      -- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;

      --  repurchase agreements;

      --  bank and savings and loan obligations;

      -- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

      -- high quality short-term (maturity in 397 days or less) corporate obligations, these obligations will be rated within the top two rating categories by an NRSRO or if not rated, of comparable quality;

      -- bank loan participation agreements representing obligations of corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

      -- extendable commercial notes, which are obligations underwritten by Goldman Sachs, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 390 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes are considered illiquid and the Money Market Fund will be limited to holding no more than 10% of its net assets in these and any other illiquid securities.

REPURCHASE AGREEMENTS

      In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring


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expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

      When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

      When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

LIMITED LIABILITY COMPANIES

      Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

LENDING PORTFOLIO SECURITIES

      A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it,


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and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

      The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

SMALL COMPANY AND EMERGING GROWTH STOCKS

      Investing in securities of small-sized and emerging growth companies may involve greater risks than investing in the stocks of larger, more established companies since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES

      "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadvisers of such Funds believe, however, that if the adviser or subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.


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FOREIGN SECURITIES

      Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in securities in the United States. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

      Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

      INVESTMENT IN COMPANIES IN DEVELOPING OR EMERGING MARKET COUNTRIES. Investments may be made from time to time in companies in developing or emerging market countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

      The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.



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      The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

      Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

      Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

      Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

      Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

      DEPOSITARY RECEIPTS. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the


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securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

      Each Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

      A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

      Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

      EURODOLLAR AND YANKEE OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

      Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited


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extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

      CONVERSION TO THE EURO. The Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is currently being implemented in stages, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

      FOREIGN SOVEREIGN DEBT. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FOREIGN COMMERCIAL PAPER

      A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money


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market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

EXTENDABLE COMMERCIAL NOTES

      The Money Market Fund may invest in extendable commercial notes (ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 390 days from the date of issue without seeking noteholder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

      The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. The Money Market Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

BRADY BONDS

      Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such


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reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

      Investors should recognize that Brady Bonds have been issued only recently, and accordingly, do not have a long payment history. Brady Bonds which have been issued to date are rated in the categories "BB" or "B" by Standard & Poor's or "Ba" or "B" by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by the Fund's adviser or subadviser to be of comparable quality.

      Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), and bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of 1% above the then current six month London Inter-Bank Offered Rate ("LIBOR") rate. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Based upon current market conditions, the Fund would not intend to purchase Brady Bonds which, at the time of investment, are


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in default as to payments. However, in light of the residual risk of the Brady
Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

      Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a Fund may invest are likely to be acquired at a discount, which involves certain considerations discussed below under "Additional Information Concerning Taxes."

REAL ESTATE SECURITIES

      Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

      REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.

CONVERTIBLE SECURITIES

      Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in


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interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

      A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

      Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The


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amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

      A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will necessarily convert into either cash or a specified number of shares of common stock.

      Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.

      An investment in an enhanced convertible security or any other security may involve additional risks to the fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

      Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity.


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Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

WARRANTS

      Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED STOCK

      Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT SELLING OF SECURITIES

      In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

      A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be


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decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

      In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      A Fund may engage in short sales, subject to certain tax restrictions [Note: short sales against the box were severely restricted after the Taxpayer Relief Act of 1977], if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such a case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

      A Fund may not invest more than 15% (10% for the Money Market Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

      Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on


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resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

      Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

      A Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      The applicable subadviser or the adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

      PRIVATE PLACEMENT COMMERCIAL PAPER. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act of 1933 lists investment companies as accredited investors.


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      Section 4(2) paper not eligible for resale under Rule 144A under the
Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the adviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

      A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction (generally, 331/3% of its total assets (including the amount borrowed)), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. A Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets. Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

DERIVATIVE INSTRUMENTS

      A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

      Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.


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      The use of these instruments is subject to applicable regulations of the
SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

      SPECIAL RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

      (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires skills different skills from those necessary for predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

      (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

      (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.


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      For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Tax Status" below.

      OPTIONS. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

      The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

      A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

      A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.


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      A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

      If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

      A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

      The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

      Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      SPREAD TRANSACTIONS. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.


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      FUTURES CONTRACTS. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

      To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

      A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

      A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular


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futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

      No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to


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liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

      SWAP AGREEMENTS. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

      The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

      Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.


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      A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

      FOREIGN CURRENCY-RELATED DERIVATIVE STRATEGIES - SPECIAL CONSIDERATIONS. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

      A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund's adviser or a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

      The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

      Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.


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      Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD CURRENCY CONTRACTS

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

      At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      CURRENCY HEDGING. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

      A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially


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increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

      A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in the case of the Nationwide Global 50 Fund, to adjust its currency exposure relative to its benchmark, the MSCI World Equity Index. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FLOATING AND VARIABLE RATE INSTRUMENTS

      Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

      Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

      Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

      A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a


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Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

SECURITIES OF INVESTMENT COMPANIES

      As permitted by the 1940 Act, a Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

BANK OBLIGATIONS

      Bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

      Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

      Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes


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payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

      Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS

      Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable adviser or subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

      A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

      In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.


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MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

      A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

      Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered borrowings by the Funds. (See "Borrowing")

      Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.


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TEMPORARY DEFENSIVE POSITIONS

      In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. In addition, a Fund may have, from time to time, significant cash positions until suitable investment opportunities are available.

INVESTMENT RESTRICTIONS

      The following are fundamental investment restrictions for each of the Funds which cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

Each of the Funds:

- May not lend any security or make any other loan except that each Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of such Fund.

- May not act as an underwriter of another issuer's securities, except to the extent that each Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

In addition, each Fund, except for the Strong NSAT Mid Cap Growth Fund, Nationwide Small Company Fund, Nationwide Income Fund, Turner NSAT Growth Focus Fund and Gartmore NSAT Global Health Science Fund,:


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-    May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

Each Fund, except for Gartmore NSAT Global Health Sciences Fund and Gartmore NSAT OTC Fund:

- May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

For each of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund:

No Fund may:

- Purchase securities on margin, but the Trust may obtain such credits as may be necessary for the clearance of purchases and sales of securities and except as may be necessary to make margin payments in connection with derivative securities transactions.

      The following are the NON-FUNDAMENTAL operating policies of each of the Funds, except Total Return Fund, Capital Appreciation Fund, Government Bond Fund, Money Market Fund, , which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL:

Each Fund may not:

- Sell securities short (except for the Dreyfus NSAT Mid Cap Index Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Dreyfus NSAT Mid Cap Index Fund may only sell securities short in accordance with the description contained in its Prospectus.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, and transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

- Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 331/3% of the Fund's total assets at the time of the borrowing or investment.

- Purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

      The following are the NON-FUNDAMENTAL operating policies of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER
APPROVAL:

No Fund may:

- Make short sales of securities.

- Purchase or otherwise acquire any other securities if, as a result, more than 15% (10% with respect to the Money Market Fund) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate of amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization and (b) to the extent permitted by the 1940 Act, or any rules or regulations thereunder, or pursuant to any exemption therefrom.

      The investment objectives of each of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The portfolio turnover rate for the years ended December 31, 2000 and 1999 were as follows:


             FUND                                                          2000                                 1999
            -----                                                          ----                                 ----

Strong NSAT Mid Cap Growth Fund                                          632.95%                             637.83%

Nationwide Strategic Value Fund                                           78.80%                             113.30%

Federated NSAT Equity Income Fund                                         72.32%                              45.16%

Federated NSAT High Income Bond Fund                                      18.12%                              22.04%

J.P. Morgan NSAT Balanced Fund(1)                                        252.43%                             103.69%

MAS NSAT Multi Sector Bond Fund(2)                                       399.03%                             242.89%

Nationwide Small Cap Value Fund(3)                                       181.85%                             270.26%

Nationwide Small Cap Growth Fund(4)                                      182.48%                             130.98%

Nationwide Global 50 Fund(5)                                             184.98%                              79.22%

Dreyfus NSAT Mid Cap Index Fund(6)                                        83.45%                             275.04%

Nationwide Small Company Fund                                            163.66%                             134.74%

Nationwide Income Fund(7)                                                 46.17%                              88.39%

Total Return Fund(8)                                                     148.28%                              29.95%

Capital Appreciation Fund(9)                                             205.34%                              24.70%

Government Bond Fund                                                      75.91%                              51.61%

Turner NSAT Growth Focus Fund(10, 11)                                    867.40%                                N/A

Gartmore NSAT Millennium Growth Fund(10, 12)                             215.10%                                N/A

Gartmore NSAT Global Technology                                          305.36%                                N/A
 and Communications Fund(10, 13)

Gartmore NSAT Global Health Sciences Fund(14)                              0.00%                                N/A

Gartmore NSAT Emerging Markets Fund(15)                                  543.33%                                N/A

Gartmore NSAT International Growth Fund(15)                               93.02%                                N/A

Gartmore NSAT Global Leaders Fund(16)                                       N/A                                 N/A

Gartmore NSAT European Growth Fund(16)                                      N/A                                 N/A

Gartmore NSAT Global Small Companies Fund(16)                               N/A                                 N/A

Gartmore NSAT OTC Fund(16)                                                  N/A                                 N/A


--------
                                       47

(1.) The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due

(2.) The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due to

(3.) The portfolio turnover for the Fund decreased significantly during the fiscal year ended December 31, 2000 due to

(4.) The portfolio turnover for the Fund decreased significantly during the fiscal year ended December 31, 2000 due to

(5.) The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due to a change in investment strategy. Prior to May 1, 2000, the Fund was managed as a global equity fund which is a more diversified investment strategy.

(6.) The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due to

(7.) The portfolio turnover for the Fund decreased significantly during the fiscal year ended December 31, 2000 due to the absence of any major structural changes to the portfolio.

(8.) The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due to a change in portfolio managers and a strategy to increase diversification in the portfolio.

(9.) The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due to

(10.) The Turner NSAT Growth Focus Fund, Gartmore NSAT Millennium Growth Fund and the Gartmore NSAT Global Technology and Communications Fund commenced operations on June 30, 2000.

(11.) It is anticipated that the portfolio turnover for the Fund may increase during the fiscal year ending December 31, 2001, as the subadviser may engage in active and frequent trading of securities if doing so is in the best interest of the Fund.

(12.) It is anticipated that the portfolio turnover for the Fund will

(13.) It is anticipated that the portfolio turnover for the Fund will

(14.) The Gartmore NSAT Global Health Sciences Fund commenced operations on
      December 29, 2000.

(15.) NSAT Emerging Markets Fund and NSAT International Growth Fund commenced operations on September 1, 2000.

(16.) The Fund has not commenced operations.


High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of the Fund.

INSURANCE LAW RESTRICTIONS

      In connection with the Trust's agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, Villanova Mutual Fund Capital Trust ("VMF"), Villanova Global Asset Management Trust ("VGAMT") (collectively, the "Advisers) and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Advisers may agree to use their best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

MAJOR SHAREHOLDERS

      As of April 12, 2001, separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company had shared voting and investment power over 98.1% of the J.P. Morgan NSAT Balanced Fund shares, 98.4% of the MAS NSAT Multi Sector Bond Fund shares, 93.0% of the Nationwide Small Cap Value Fund shares, 97.4% of the Nationwide Global 50 Fund shares, 90.2% of the Dreyfus NSAT Mid Cap Index Fund shares, 90.6% of the Nationwide Small Cap Growth Fund, 97.0% of the Strong NSAT Mid Cap Growth Fund shares, 90.8% of the Nationwide

Strategic Value Fund shares, 95.6% of the Federated NSAT Equity
Income Fund shares, 97.2% of the Federated NSAT High Income Bond Fund shares, 88.5% of the Nationwide Small Company Fund shares, 83.7% of the Total Return Fund shares, 91.8% of the Government Bond Fund shares, 81.5% of the Capital Appreciation Fund shares, 55.0% of the Income Fund, 95.6% of the Gartmore NSAT Emerging Markets Fund, 95.3% of the Gartmore NSAT International Growth Fund, 92.2% of the Gartmore NSAT Global Technology and Communications Fund, 96.6% of the Turner NSAT Growth Focus Fund, 100% of the Gartmore NSAT Millennium Growth Fund, and 88.4% of the Money Market Fund shares, respectively. As of April 12, 2001, the following portfolios of Nationwide Asset Allocation Trust had shared voting and investment power over shares of the Income Fund: Moderately Aggressive Portfolio, 11.0%, Moderate Portfolio, 16.6%; Moderately Conservative Portfolio, 9.5%; and Conservative Portfolio, 8.0%. Nationwide Asset Allocation Trust is a registered investment company advised by Villanova SA Capital Trust, an affiliate of VMF, and sold to separate accounts of Nationwide Life Insurance Company.

      As of May 1, 2001, all of the current shares of the Funds were designated Class I shares. At the same time, certain Funds had Class II shares available. Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 are wholly owned by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

      As of April 12, 2001, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES AND OFFICERS

      The business and affairs of the Trust are managed under the direction of its board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

      The principal occupations of the Trustees and Officers during the last five years and their affiliations are:

CHARLES E. ALLEN, TRUSTEE, Age 53
300 River Place, Suite 2050, Detroit, Michigan 48207
Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark family of companies (real estate development, investment and asset management).

PAULA H.J. CHOLMONDELEY, TRUSTEE, Age 54
225 Franklin Street, Boston, Massachusetts 02110

Ms. Cholmondeley is Vice President and General Manager of Special Products at Sappi Fire Paper North America. Prior to that, she held various positions with Owens Corning, including Vice President and Special Manager of the Residential Insulation Division, President of the MIRAFLEX Fibers Division, and Vice President of Business Development and Global Sourcing.

C. BRENT DEVORE, TRUSTEE, Age 60
111 N. West Street, Westerville, Ohio 43081
Dr. DeVore is President of Otterbein College.

ROBERT M. DUNCAN, TRUSTEE, Age 73
1397 Haddon Road Columbus, Ohio 43209

Since 1999, Mr. Duncan has worked as an arbitration and mediation consultant. From 1996 to 1999, he was a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of the Ohio State University. Prior to that, he was Vice President and General Counsel of The Ohio State University.

JOSEPH J. GASPER, TRUSTEE AND CHAIRMAN*, Age 56
One Nationwide Plaza Columbus, Ohio 43215
Mr. Gasper is Director, President and Chief Operating Officer of Nationwide Financial Services, Inc. since December 1996 and of Nationwide Life and Annuity Insurance Company and Nationwide Life Insurance Company since April 1996. Prior to that, he was Executive Vice President and Senior Vice President for the Nationwide Insurance Enterprise.


BARBARA HENNIGAR, TRUSTEE, Age 65
6803 Tucson Way, Englewood, Colorado 80112
Ms. Hennigar is Chairman of OppenheimerFunds Services and Shareholder Services Inc. Prior to that, she served as President and Chief Executive Officer of OppenheimerFunds Services.

PAUL J. HONDROS, TRUSTEE*, Age 52
1200 River Road, Conshohocken, Pennsylvania 19428
Mr. Hondros is President and Chief Executive Officer of Villanova Mutual Fund Capital Trust, Villanova Capital, Inc. and Villanova SA Capital Trust. Prior to that, Mr. Hondros served as President and Chief Operations Officer of Pilgrim Baxter and Associates, Ltd., an investment management firm, and its affiliated fixed income investment management arm, Pilgrim Baxter Value Investors, Inc. and as Executive Vice President to the PBHG Funds, PBHG Insurance Series Funds and PBHG Adviser Funds.

THOMAS J. KERR, IV, TRUSTEE, Age 67
4890 Smoketalk Lane Westerville, Ohio 43081
Dr. Kerr is President Emeritus of Kendall College. He was formerly President of the Grant Hospital Development Foundation.

DOUGLAS F. KRIDLER, TRUSTEE, Age 45
55 East State Street, Columbus, Ohio 43215
Mr. Kridler is President of Columbus Association for the Performing Arts.

ARDEN L. SHISLER, TRUSTEE*, Age 59
P.O. Box 267, Dalton, Ohio 44618
Mr. Shisler is President and Chief Executive Officer of K&B Transport, Inc., a trucking firm.

DAVID C. WETMORE, TRUSTEE, Age 52
11495 Sunset Hills Rd - Suite #210, Reston, Virginia 20190
Mr. Wetmore is the Managing Director of The Updata Capital, a venture capital firm.

GERALD J. HOLLAND, TREASURER, Age 49
1200 River Road, Conshohocken, Pennsylvania 19428
Mr. Holland is Senior Vice President - Operations for Villanova Capital. He was formerly Senior Vice President for First Data Investor Services, an investment company service provider.

KEVIN S. CROSSETT, SECRETARY, Age 40
One Nationwide Plaza, Columbus, Ohio 43215
Mr. Crossett is Vice President, Associate General Counsel for Villanova Capital, Inc.
He was formerly Vice President, Senior Counsel and Director of Compliance for Merrill Lynch, Pierce, Fenner & Smith.

------------

* A Trustee who is an "interested person" of the Trust as defined in the 1940
Act.

** All of the Trustees are also Trustees of Nationwide Mutual Funds. DeVore, Duncan, Gasper, Kerr, Kridler, Shisler and Wetmore are also Trustees of the Nationwide Asset Allocation Trust. Nationwide Mutual Funds and Nationwide Asset Allocation Trust are registered investment companies in the Nationwide fund complex. Holland and Crossett are also officers of Nationwide Mutual Funds and Nationwide Asset Allocation Trust.

AFFILIATED PERSONS OF THE TRUST AND THE ADVISER

      Mr. Joseph J. Gasper, Trustee and Chairman of the Trust, is also Vice Chairman of the Board of Directors of the managing unitholder of VMF and VGAMT and President and Chief Operating Officer of NFS. Mr. Arden L. Shisler, Trustee of the Trust, is also a member of the Board of Directors of NFS and other Nationwide Insurance entities.

      The Trust does not pay any fees to Officers or to Trustees who are also officers of VMF, Villanova SA Capital Trust ("VSA"), VGAMT or their affiliates. The table below lists the aggregate compensation paid by the Trust to each disinterested Trustee during the fiscal year ended December 31, 2000, and the aggregate compensation paid to each disinterested Trustee during the fiscal year ended December 31, 2000 by all 70 registered investment series of Nationwide Mutual Funds, Nationwide Separate Account Trust or Nationwide Asset Allocation Trust (the "Nationwide Fund Complex").

      The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.


                               COMPENSATION TABLE
                       FISCAL YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------------------------------------
                                                          AGGREGATE                            TOTAL
                                                        COMPENSATION                    COMPENSATION FROM
                                                       FROM THE TRUST                       NATIONWIDE
TRUSTEES                                                FUND COMPLEX                   INCLUDING THE TRUST
--------------------------------------------------------------------------------------------------------------
Charles E. Allen(1)                                       $9,000                               $18,000

John C. Bryant(2)                                         $4,500                               $14,250

Paula H.J. Cholmondeley(1)                                $9,500                               $19,000

C. Brent DeVore                                          $11,750                               $28,500

Sue A. Doody(2)                                           $4,500                               $14,250

Robert M. Duncan                                         $12,000                               $29,000

Joseph J. Gasper(3)                                          N/A                                   N/A

Barbara Hennigar(1)                                       $9,500                               $19,000

Paul J. Hondros(1)                                           N/A                                   N/A

Thomas J. Kerr, IV                                       $11,750                               $28,500

Douglas F. Kridler                                       $12,000                               $29,000

Dimon R. McFerson(2)                                         N/A                                   N/A

Arden L. Shisler(3)                                      $11,750                               $28,500

David C. Wetmore                                         $12,000                               $29,000

Robert Woodward(2)                                           N/A                                   N/A

--------------------------------------------------------------------------------------------------------------

______________________

(1) Mr. Allen, Ms. Cholmondeley, Ms. Hennigar and Mr. Hondros were elected as Trustees on July 26, 2000.

(2) Dr. Bryant, Ms. Doody, Mr. McFerson and Mr. Woodward are no longer Trustees of the Trust.

(3)  Mr. Shisler was elected as a Trustee on February 9, 2000.

PERFORMANCE ADVERTISING

      The Funds may use past performance in advertisements, sales literature, and their prospectuses, including calculations of average annual total return, 30-day yield, and seven-day yield, as described below.

CALCULATING YIELD AND TOTAL RETURN

CALCULATING YIELD - THE MONEY MARKET FUND

      Any current yield quotations for the Money Market Fund, subject to Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. As of December 31, 2000, the Fund's seven-day current yield was 6.13%. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended December 31, 2000, was 6.32%.

      The Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING YIELD (NON-MONEY MARKET FUNDS) AND TOTAL RETURN

      The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

      The uniformly calculated average annual total returns for the one, five, and ten year periods ended December 31, 2000, and or the period from inception to December 31, 2000 if less than another time period, are shown below.

                                                                                                     10 YEARS
              FUND*                                        1 YEAR             5 YEARS                OR LIFE
              -----                                        ------             -------                -------
Strong NSAT Mid Cap Growth Fund(1)                        (15.38)%                N/A                  21.10%
Nationwide Strategic Value Fund(1)                           7.61%                N/A                   1.99%
Federated NSAT Equity Income Fund(1)                       (10.62)%               N/A                   7.06%
MAS NSAT Multi Sector Bond Fund(1)                           5.65%                N/A                   3.42%
Federated NSAT High Income Bond Fund(1)                     (8.28)%               N/A                   0.76%
J.P. Morgan NSAT Balanced Fund(1)                           (0.35)%               N/A                   3.12%
Nationwide Small Cap Value Fund(1)                          11.20%                N/A                  10.10%
Nationwide Global 50 Fund(1)                               (12.32)%               N/A                   8.61%
Dreyfus NSAT Mid Cap Index Fund(1)                          15.21%                N/A                  14.58%
Nationwide Small Cap Growth Fund(2)                        (16.17)%               N/A                  38.49%
Nationwide Small Company Fund(3)                             8.90%                17.96%               20.32%
Nationwide Income Fund(4)                                   10.27%                N/A                   5.67%
Total Return Fund                                           (2.12)%               14.28%               15.50%
Capital Appreciation Fund                                  (26.53)%               11.05%               11.14%
Money Market Fund                                            6.03%                 5.30%                4.80%
Government Bond Fund                                        12.54%                 6.32%                7.96%
Turner NSAT Growth Focus Fund(5)                            N/A                   N/A                 (40.30)%
Gartmore NSAT Millennium Growth Fund(5)                     N/A                   N/A                 (26.30)%
Gartmore NSAT Global Technology                             N/A                   N/A                 (24.96)%
   and Communications Fund(5)
Gartmore NSAT Global Health Sciences(6)                     N/A                   N/A                  (1.70)%
Gartmore NSAT Emerging Markets(7)                           N/A                   N/A                 (24.83)%
Gartmore NSAT International Growth(7)                       N/A                   N/A                 (13.70)%
Gartmore NSAT Global Leaders(8)                             N/A                   N/A                 N/A
Gartmore NSAT European Growth(8)                            N/A                   N/A                 N/A
Gartmore NSAT Global Small Companies(8)                     N/A                   N/A                 N/A
Gartmore NSAT OTC(8)                                        N/A                   N/A                 N/A

----------------------

* As of May 1, 2001, all of the current shares of the Funds were designated Class I shares.

(1)      These Funds commenced operations on October 31, 1997.
(2)      This Fund commenced operations on May 1, 1999.
(3)      This Fund commenced operations on October 23, 1995.
(4)      This Fund commenced operations on January 20, 1998.
(5)      These Funds commenced operations on June 30, 2000.
(6)      This Fund commenced operations on December 29, 2000.
(7)      These Funds commenced operations on August 30, 2000.
(8)      These Funds have not commenced operations.

      Certain Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, and annualizing the results, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of share entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The uniformly calculated yields for the 30 day period ended December 31, 2000 were as follows:

              FUND                                           30-DAY YIELD
              -----                                           -----------
Federated NSAT High Income Bond Fund                              9.98%

J.P. Morgan NSAT Balanced Fund                                    2.57%

MAS NSAT Multi Sector Bond Fund                                   6.61%

Government Bond Fund                                              5.68%

Income Fund                                                       5.21%


CODE OF ETHICS

      Federal law requires the Trust, each of its investment advisers, sub-advisers and distributor to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust).

TRUST EXPENSES

      The Trust pays the compensation of the Trustees who are not interested persons of Villanova Capital, Inc., or its affiliates, and all expenses (other than those assumed by the applicable adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration Agreement which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.

INVESTMENT ADVISORY AND OTHER SERVICES

      VMF oversees the management of each of the Funds, other than the Gartmore NSAT Emerging Markets, Gartmore NSAT International Growth, Gartmore NSAT Global Leaders, Gartmore NSAT

European Growth, Gartmore NSAT Global Small Companies and Gartmore NSAT OTC Funds which are managed by VGAMT (VMF and VGAMT referred to collectively as, the "Advisers"), pursuant to Investment Advisory Agreements with the Trust (the "Investment Advisory Agreements"). Pursuant to their respective Investment Advisory Agreements, the Advisers either provide portfolio management for the Funds directly or hire and monitor subadvisers who are responsible for daily portfolio management. The Advisers pay the compensation of Mr. Gasper and Mr. Hondros. The officers of the Trust receive no compensation from the Trust. The Advisers also pay all expenses incurred by them in providing service under their respective Investment Advisory Agreements, other than the cost of investments. The Trust pays the compensation of the Trustees who are not interested persons of Villanova Capital, or its affiliates, and all expenses (other than those assumed by the applicable adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration Agreement which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.

      The Investment Advisory Agreements also provide that the Advisers shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless the Adviser has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Adviser's reckless disregard of its obligations and duties under the Agreements. After an initial two-year period, the Investment Advisory Agreements must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Investment Advisory Agreement terminates automatically if it is assigned and they may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice. The Agreements further provide that the Advisers may render similar services to others.

      VMF, a Delaware business trust, is a wholly owned subsidiary of Villanova Capital, Inc., 97% of the common stock of which is owned by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. Nationwide Corporation, is also a holding company in the Nationwide Insurance group of companies. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

      VGAMT, a Delaware business trust, is a wholly owned subsidiary of Nationwide Global Holdings, Inc. ("NGH"), a holding company. Nationwide Corporation owns 100% of the common stock of NGH and as such may control NGH. As stated previously, Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company together own all of the common stock of Nationwide Corporation.

      Subject to the supervision of the Advisers and the Trustees, each subadviser manages a Fund's assets in accordance with such Fund's investment objective and policies. Each subadviser shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

      Each subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial two-year period, each Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

      Prior to September 1, 1999, Nationwide Advisory Services, Inc. ("NAS") served as the investment adviser to those Funds that were in existence at that time and paid fees to the subadvisers pursuant to such Funds' Subadvisory Agreements. Effective September 1, 1999, the investment advisory services previously performed for those Funds (effective September 27, 1999 for the Dreyfus NSAT Mid Cap Index Fund) by NAS were transferred to VMF, an affiliate of NAS. VMF assumed all rights and responsibilities performed by NAS, including the supervision and monitoring of each such Funds' subadviser(s), and the Fund's subadvisers continued to manage the relevant Funds after the transfer to VMF. After the transfer, there were no changes in the fees charged for investment advisory services to each of the Funds except for a decrease in fees for the Dreyfus NSAT Mid Cap Index Fund.

      The following is a summary of the investment advisory fees paid and the subadvisory arrangements for each Fund.

TOTAL RETURN FUND, CAPITAL APPRECIATION FUND, GOVERNMENT BOND FUND AND MONEY MARKET FUND

      The following are the advisory fees for the Total Return, Capital Appreciation, Government Bond and Money Market Funds, expressed as an annual percentage of average daily net assets:

      FUND                           ADVISORY FEES
      ----                           ------------
      Total Return Fund and          0.60% on assets up to $1 billion
      Capital Appreciation Fund      0.575% on assets of $1 billion and
                                        more but less than $2 billion
                                     0.55% on assets of $2 billion and
                                        more but less than $5 billion
                                     0.50% for assets of $5 billion
                                        and more

      Government Bond Fund           0.50% on assets up to $1 billion
                                     0.475% on assets of $1 billion and more
                                        but less then $2 billion

                                     0.45% on assets of $2 billion and more
                                        but less then $5 billion
                                     0.40% for assets of $5 billion and more

      Money Market Fund              0.40% on assets up to $1 billion
                                     0.38% on assets of $1 billion and more
                                        but less than $2 billion
                                     0.36% on assets of $2 billion and more
                                        but less then $5 billion
                                     0.34% for assets of $5 billion and more

      For the year ended December 31, 1998, NAS received fees in the following amounts:

      Total Return Fund, $12,401,821: Capital Appreciation Fund: $4,402,924, Government Bond Fund: $3,015,171 and Money Market Fund: $5,043,088. For the year ended December 31, 1999 NAS/VMF received fees in the following amounts:
$14,084,011 for the Total Return Fund, $6,579,545 for the Capital Appreciation Fund, $3,867,960 for the Government Bond Fund and $6,844,464 for the Money Market Fund. For the year ended December 31, 2000 VMF received fees in the following amounts: $12,055,797 for the Total Return Fund, $4,785,143 for the Capital Appreciation Fund, $3,275,649 for the Government Bond Fund and $6,486,295 for the Money Market Fund.

      VMF has agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 0.78% on the Class I shares of the Total Return Fund and 1.03% of the Class II shares on the Total Return Fund, 0.80% on the Class I shares of the Capital Appreciation Fund, 0.66% on the Class I shares of the Government Bond Fund and 0.55% on the Class I shares of the Money Market Fund; however, this waiver is noncontractual and may be discontinued upon prior written notice to shareholders. For the year ended December 31, 2000, the Total Return Fund had net waivers of $706,978, the Capital Appreciation Fund had net waivers of $293,537, the Government Bond Fund had net waivers of $498,191 and the Money Market Fund has net waivers of $1,126,343. These Funds did not pay fee waivers for the years ended December 31, 1999 and 1998 because operating expenses were below the minimum expense limitation level.

GARTMORE NSAT MILLENNIUM GROWTH FUND

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                  1.03% on assets up to $250 million
                  1.00% on assets of $250 million and more
                      but less than $1 billion
                  0.97% on assets of $1 billion and more
                      but less than $2 billion
                  0.94% on assets of $2 billion and more
                      but less than $5 billion
                  0.91% for assets of $5 billion and more

      Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.40% on Class I shares and 1.65% on Class II shares. This Fund commenced operations on June 30, 2000. Advisory fees paid for the period ended December 31, 2000 were $0, net of waivers in the amount of $25,199.

GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

   Under the terms of its Investment Advisory Agreement, the Gartmore NSAT Global Technology and Communications Fund pays to VMF a fee at an annual rate of 0.98% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.35% until at least May 1, 2002. This Fund commenced operations on June 30, 2000. Advisory fees paid for the period ended December 31, 2000 were $0, net of waivers in the amount of $44,727.

GARTMORE NSAT GLOBAL HEALTH SCIENCES FUND

   For the services it provides to the Gartmore NSAT Global Health Sciences Fund, VMF receives an annual fee of 1.00% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.35% on Class I shares and 1.60% on Class II shares. This Fund commenced operations on December 29, 2000. Advisory fees paid under the agreement for the fiscal year ended December 31, 2000 were $0, net of waivers in the amount of $107.

FEDERATED NSAT EQUITY INCOME FUND

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                  0.80% on assets up to $50 million
                  0.65% on assets of $50 million and more
                      but less than $250 million
                  0.60% on assets of $250 million and more
                      but less than $500 million
                  0.55% for assets of $500 million and more

      Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95% on Class I shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. For the fiscal year ended December 31, 1998, NAS was paid $46,531, net of waivers in the amount of $16,475. For the fiscal year ended December 31, 1999, NAS/VMF was paid $139,401 net of waivers in the amount of $28,960. For the fiscal year ended December 31, 2000, VMF was paid $284,811 net of waivers in the amount of $70,388.

      Federated Investment Counseling ("Federated") is the subadviser of the Fund. For the investment management services it provides to the Fund, Federated receives an annual fee from VMF according to the following:

                  0.40% on assets up to $50 million
                  0.25% on assets of $50 million and more
                      but less than $250 million
                  0.20% on assets of $250 million and more
                      but less than $500 million
                  0.15% for assets of $500 million and more

      These fees are calculated at an annual rate based upon the Fund's average daily net assets. For the fiscal year ended December 31, 1998, NAS paid Federated $31,503. For the fiscal year ended December 31, 1999, NAS/VMF paid Federated $84,180. For the fiscal year ended December 31, 2000, VMF paid Federated $174,893.

      Federated, a Delaware business trust organized on April 11, 1989, is registered as an investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. As of December 31, 2000, Federated had assets under management of approximately $140 billion.

FEDERATED NSAT HIGH INCOME BOND FUND

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                  0.80% on assets up to $50 million
                  0.65% on assets of $50 million and more
                      but less than $250 million
                  0.60% on assets of $250 million and more
                      but less than $500 million
                  0.55% for assets of $500 million and more

      Prior to May 1, 2001, advisory fees were paid under a different fee schedule; therefore, the fees paid for the fiscal years ended December 31, 1998, 1999 and 2000 were paid under the prior fee schedule..

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95% on Class I shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. For the fiscal year ended December 31, 1998, NAS was paid $126,140 net of waivers in the amount of $32,820. For the fiscal year ended December 31, 1999, NAS/VMF was paid $313,448, net of waivers in the amount of $104,310. For the fiscal year ended December 31, 2000, VMF was paid $442,436, net of waivers in the amount of $115,002.

      Federated is the subadviser of the Fund. For the investment management services it provides to the Fund, Federated receives an annual fee from VMF in the amount of 0.40% on assets up to $50 million, 0.25% on assets of $50 million and more but less than $250 million, 0.20% on assets of $250 million and more but less than $500 million, and 0.15% on assets of $500 million and more. These fees are calculated at an annual rate based upon the Fund's average daily net assets. Additional information about Federated is included above for the Federated NSAT Equity Income Fund. For the fiscal year ended December 31, 1998, NAS paid Federated $79,480. For the fiscal year ended December 31, 1999, NAS/VMF paid Federated $202,180. For the fiscal year ended December 31, 2000, VMF paid Federated $249,200.

GLOBAL 50 FUND

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                  1.00% on assets up to $50 million
                  0.95% for assets of $50 million and more

      Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.20% on Class I shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. For the fiscal year ended December 31, 1998, NAS was paid $98,488 net of waivers of $35,240. For the fiscal year ended December 31, 1999, NAS/VMF was paid $239,904, net of waivers in the amount of $126,090. For the fiscal year ended December 31, 2000, VMF was paid $586,716, net of waivers in the amount of $165,649.

      J.P. Morgan Investment Management Inc. ("J.P. Morgan") is the subadviser of the Fund. For the investment management services it provides to the Fund, J.P. Morgan receives an annual fee from VMF in an amount equal to 0.60% on assets up to $50 million and 0.55% on assets of $50 million and over. These fees are calculated at an annual rate based on the Fund's average daily net assets. For the fiscal year ended December 31, 1998, NAS paid J.P. Morgan $80,237. For the fiscal year ended December 31, 1999, NAS/VMF paid J.P. Morgan $219,596. For the fiscal year ended December 31, 2000, VMF paid J.P. Morgan $438,800.

      J.P. Morgan is a wholly owned subsidiary of J.P. Morgan Chase & Co., a bank holding company organized under the laws of Delaware. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. These fees are calculated at an annual rate based on each Fund's average daily net assets. As of December 31, 2000, J.P. Morgan and its affiliates had assets under management of approximately $359 billion, including approximately $49.4 billion in global equity portfolios.

DREYFUS NSAT MID CAP INDEX FUND

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                  0.50% on assets up to $250 million
                  0.49% on assets of $250 million and more
                      but less than $500 million
                  0.48% on assets of $500 million and more
                      but less than $750 million
                  0.47% on assets of $750 million and more
                      but less than $1 billion
                  0.45% for assets of $1 billion and more

      Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.65% on Class I shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. For the fiscal year ended December 31, 1998, NAS was paid $50,235 net of waivers of $24,305. For the fiscal year ended December 31, 1999, NAS/VMF was paid $23,009, net of waivers of $100,860 under the combined fee schedules (as explained further below). For the fiscal year ended December 31, 2000, VMF was paid $163,748, net of waivers in the amount of $157,855.

      VMF has selected The Dreyfus Corporation ("Dreyfus"), as subadviser for the Dreyfus NSAT Mid Cap Index Fund. For the investment management services it provides to the Fund, Dreyfus receives an annual fee from VMF in an amount equal to

 -    0.10% on assets up to $250 million,
 -    0.09% on assets of $250 million and more but less than $500 million,
 -    0.08% on assets of $500 million and more but less than $750 million,
 -    0.07% on assets of $750 million and more but less than $1 billion, and
 -    0.05% on assets of $1 billion and more.

      These fees are calculated at an annual rate based on the Fund's average daily net assets. Prior to September 27, 1999, First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd and Rice, Hall, Jones & Associates were the subadvisers for the Fund under a different fee schedule. For the fiscal year ended December 31, 1998, NAS paid the previous subadvisers $46,144. For the fiscal year ended December 31, 1999, NAS/VMF paid the previous and current subadvisers $67,410 under the combined fee schedules. For the fiscal year ended December 31, 2000, VMF paid Dreyfus $64,320.

      Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"), a global financial services company. As of December 31, 2000, Dreyfus managed or administered approximately over $150 billion in assets for approximately 1.6 million investor accounts nationwide. Mellon is a publicly owned financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $530 billion in assets as of December 31, 2000. As of December 31, 2000, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for more than $2.8 trillion in assets.

J.P. MORGAN NSAT BALANCED FUND

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                  0.75% on assets up to $100 million
                  0.70% for assets of $100 million and more

      Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90% on Class I shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. For the fiscal year ended December 31, 1998, NAS was paid $131,136 net of waivers of $12,162. For the fiscal year ended December 31, 1999, NAS/VMF was paid $411,834, net of waivers in the amount of $61,802. For the fiscal year ended December 31, 2000, VMF was paid $542,881, net of waivers in the amount of $159,539.

      J.P. Morgan is the subadviser of the Fund. For the investment management services it provides to the Fund, J. P. Morgan receives an annual fee from VMF in an amount equal to 0.35% on assets up to $100 million, and 0.30% on assets of $100 million and more. These fees are calculated as an annual rate based upon the Fund's average daily net assets. Additional information on J.P. Morgan is found above for the Global 50 Fund. Prior to May 1, 2000, Salomon Brothers Asset Management Inc. ("SBAM") was the Fund's subadviser. For the fiscal year ended December 31, 1998, NAS paid SBAM $66,872. For the fiscal year ended December 31, 1999, NAS/VMF paid SBAM $219,095. For the fiscal year ended December 31, 2000, VMF paid SBAM/J.P. Morgan $326,613.

MAS NSAT MULTI SECTOR BOND FUND

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                  0.75% on assets up to $200 million
                  0.70% for assets of $200 million and more

      Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90% on Class I shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. For the fiscal year ended

December 31, 1998, NAS was paid $132,978 net of waivers of $11,628. For the fiscal year ended December 31, 1999, NAS/VMF was paid $331,711, net of waivers in the amount of $64,933. For the fiscal year ended December 31, 2000, VMF was paid $547,986, net of waivers in the amount of $179,017.

      Miller Anderson & Sherrerd, LLP ("MAS") is the subadviser of the Fund. For the investment management services it provides to the Fund, MAS receives an annual fee from VMF in the amount of 0.30% on assets up to $200 million, and 0.25% on assets of $200 million and more. These fees are calculated at an annual rate based upon the Fund's average daily net assets. Prior to May 1, 2000, SBAM was the Fund's subadviser. For the fiscal year ended December 31, 1998, NAS paid SBAM $67,483. For the fiscal year ended December 31, 1999, NAS/VMF paid SBAM $181,855. For the fiscal year ended December 31, 2000, VMF paid SBAM/MAS $303,984.

      MAS is wholly owned by subsidiaries of Morgan Stanley Dean Witter & Co. and is a division of Morgan Stanley Dean Witter Investment Management ("MSDW Investment Management"). MAS provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 2000, MSDW Investment Management managed in excess of $170.2 billion in assets.

NATIONWIDE SMALL CAP VALUE FUND

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                  0.90% on assets up to $200 million
                  0.85% for assets of $200 million and more

      Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.05% on Class I shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. For the fiscal year ended December 31, 1998, NAS was paid $128,764, net of waivers of $57,626. For the fiscal year ended December 31, 1999, NAS/VMF was paid $647,442, net of waivers in the amount of $215,567. For the fiscal year ended December 31, 2000, VMF was paid $1,514,031, net of waivers in the amount of $303,376.

      Beginning February 5, 2001, VMF began managing a portion of the Fund's portfolio itself. In addition, VMF has selected The Dreyfus Corporation as a subadviser to manage the remaining portion of the Fund's portfolio. Dreyfus is the subadviser of the Fund. For the investment management services it provides to the Nationwide Small Cap Value Fund, Dreyfus receives an annual fee from VMF in an amount equal to 0.50% on assets up to $200 million and 0.45% on assets of $200 million and more. These fees are calculated at an annual rate based on each Fund's average daily net assets. For the fiscal year ended December 31, 1998, NAS paid Dreyfus $103,550. For the fiscal year ended December 31, 1999, NAS/VMF paid Dreyfus $479,449. For the fiscal year ended December 31, 2000, VMF paid Dreyfus $999,500.

      Information regarding Dreyfus can be found above under the Dreyfus NSAT Mid Cap Index Fund.

NATIONWIDE SMALL CAP GROWTH FUND

      Under the terms of its Investment Advisory Agreement, the Fund pays VMF a fee at the annual rate of 1.10% of the Fund's average daily net assets. The Fund commenced operations on or around May 1, 1999. VMF has agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.30% on Class I shares and 1.55% on Class II shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. As stated previously, NAS acted as the Fund's investment adviser prior to September 1, 1999. For the period May 1, 1999 (commencement of operations) through December 31, 1999, NAS/VMF waived all advisory fees in the amount of $47,647. For the fiscal year ended December 31, 2000, VMF was paid $488,609, net of waivers in the amount of $181,698.

      Subject to the supervision of VMF and the Trustees, the subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each subadviser shall make investment decisions for the Fund, and, in connection with such investment decisions, place purchase and sell orders for securities. No subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it by VMF for investment management.

      VMF has selected three subadvisers, each of whom will each manage portion of the Fund's portfolio. Each subadviser receives an annual fee from VMF in an amount equal to 0.60% on assets managed by such subadviser. These fees are calculated at an annual rate based on each Fund's average daily net assets. For the period May 1, 1999 (commencement of operations) through December 31, 1999, NAS/VMF paid $25,989 to the subadvisers. For the fiscal year ended December 31, 2000, VMF paid $365,621 to the subadvisers.

      The Small Cap Growth Fund's subadvisers are:

         Waddell & Reed Investment Management Company ("WRIMCO")
         MAS

         Neuberger Berman, LLC ("Neuberger Berman")

         Franklin Advisers, Inc. acted as a subadviser for a portion of the Fund's assets until it was replaced by WRIMCO (that change took effect October 1, 2000).

      WRIMCO acts as investment manager to numerous investment companies and accounts. As of December 31, 2000, WRIMCO managed over $35.5 billion in assets.

      Information regarding MAS can be found above under the MAS Multi Sector Bond Fund.

      Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $55.5 billion of assets as of December 31, 2000. Neuberger Berman is a member of the NYSE and other principal exchanges and acts as a broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.

NATIONWIDE STRATEGIC VALUE FUND AND STRONG NSAT MID CAP GROWTH FUND

      Under the terms of the Investment Advisory Agreement, the Strategic Value Fund pays to VMF a fee at the annual rate of 0.90% of that Fund's average daily net assets. VMF receives an annual fee expressed as an annual percentage of the Strong NSAT Mid Cap Growth Fund's average daily net assets:

                  0.90% on assets up to $200 million
                  0.85% for assets of $200 million and more

      Prior to May 1, 2001, advisory fees for the Strong NSAT Mid Cap Growth Fund were paid under a different fee schedule.

      VMF has agreed to waive advisory fees for each Fund and, if necessary, reimburse expenses in order to limit each Fund's respective total annual Fund operating expenses to 1.00% on Class I shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. For the fiscal year ended December 31, 1998, NAS was paid $57,340 for the Nationwide Strategic Value Fund, net of waivers in the amount of $19,318, and $19,683 for the Strong NSAT Mid Cap Growth, Fund net of waivers in the amount of $31,214. For the fiscal year ended December 31, 1999, NAS/VMF was paid $106,922 for the Nationwide Strategic Value Fund, net of waivers in the amount of $211,042, and $34,683 for the Strong NSAT Mid Cap Growth Fund, net of waivers in the amount of $72,875. For the fiscal year ended December 31, 2000, VMF was paid $146,678 for the Nationwide Strategic Value Fund, net of waivers in the amount of $58,778, and $1,551,732 for the Strong NSAT Mid Cap Growth Fund, net of waivers in the amount of $353,987.

      VMF has selected Strong Capital Management, Inc. ("Strong") to be the subadviser to the Nationwide Strategic Value Fund and the Strong NSAT Mid Cap Growth Fund. Prior to March 12, 2001, Strong had previously subcontracted with Schafer Capital Management, Inc. ("Schafer Capital") to act as the subadviser the Nationwide Strategic Value Fund. Effective March 12, 2001, Strong assumed Schafer Capital's subadviser duties. For the investment management services provided to each Fund, Strong receives an annual fee from VMF in an amount equal to 0.50% on assets of each Fund up to $500 million and 0.45% on assets of each Fund of $500 million and more. These fees are calculated at an annual rate based on each Fund's average daily net assets. For the fiscal year ended December 31, 1998, Strong was paid $42,588 and $28,276 for the Nationwide Strategic Value Fund and the Strong NSAT Mid Cap Growth Fund, respectively. For the fiscal year ended December 31, 1999, Strong was paid $78,669 and $157,732 for the Nationwide Strategic Value Fund and the Strong NSAT Mid Cap Growth Fund, respectively. For the fiscal year ended December 31, 2000, Strong was paid $114,142 and $1,058,731 for the Nationwide Strategic Value Fund and the Strong NSAT Mid Cap Growth Fund, respectively. For the years ended December 31, 1998, 1999 and 2000, Strong paid Schafer subadvisory fees out of the amount it received.

      Strong began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of January 31, 2001, Strong had approximately $45.9 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

NATIONWIDE SMALL COMPANY FUND

      On September 1, 1999, at the time of the transfer of investment advisory services from NAS to VMF, the management fee payable by the Fund was split between investment advisory and fund administration agreements. Effective May 1, 2001, the management fee for the Fund is 0.93% of the Fund's average daily net assets. Prior to May 1, 2001 the management fee for the Fund was 0.93% on the Fund's first $250 million of average daily net assets, 0.95% on the next $750 million and 0.96% on assets of more than $1 billion, based on the Fund's average daily net assets. Prior to September 1, 1999, the Fund paid NAS a fee at the annual rate of 1.00% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.25% on Class I shares and 1.50% on Class II shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. During the fiscal year ended December 31, 1998, NAS received advisory fees in the amount of $3,598,194. For the fiscal year ended December 31, 1999, NAS/VMF received advisory fees of $3,805,726 under the combined fee schedule. For the fiscal year ended December 31, 2000, VMF received advisory fees of $6,677,080, under the Fund's prior fee schedules.

      VMF has selected five subadvisers, each of whom will each manage part of the Fund's portfolio. In addition, VMF manages a portion of the Fund's portfolio itself. Each subadviser receives an annual fee from VMF in an amount equal to 0.60% on assets managed by that subadviser. These fees are calculated at an annual rate based on each Fund's average daily net assets. During the fiscal year ended December 31, 1998, NAS paid the subadvisers $2,119,688. For the fiscal year ended December 31, 1999, NAS/VMF paid the subadvisers $2,336,764. For the fiscal year ended December 31, 2000, VMF paid the subadvisers $4,307,794.

      The Nationwide Small Company Fund's subadvisers are:
         Dreyfus
         Neuberger Berman
         Strong
         Lazard Asset Management ("Lazard")
         WRIMCO

      Prior to May 1, 2000, Credit Suisse Asset Management, LLC also served as a subadviser to the Nationwide Small Company Fund. WRIMCO began service as a subadviser to the Fund on January 5, 2001. Lazard began as subadviser to the Fund on October 1, 1998.

      Subject to the supervision of VMF and the Trustees, the subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each subadviser and VMF shall make investment decisions for the Fund, and in connection with such investment decisions shall place purchase and sell orders for securities. No subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it by VMF for investment management.

      Each of the subadvisers, except Lazard, is described above.

      LAZARD ASSET MANAGEMENT. Effective October 1, 1998, Lazard began serving as one of the subadvisers to the Fund. Lazard, a division of Lazard Freres & Co. LLC, a New York limited liability company, managed approximately $71.1 billion, as of December 31, 2000, in investments for corporations, endowments, public and private pension plans. Lazard and its affiliates provide asset management services worldwide. Lazard's principal business address is 30 Rockefeller Center, New York, New York 10112.

NATIONWIDE INCOME FUND

      Under the terms of its Investment Advisory Agreement, the Fund pays VMF a fee at the annual rate of 0.45% of the Fund's average daily net assets. VMF has voluntarily agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 0.75% of the Fund's average daily net assets; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. The Fund commenced operations on January 20, 1998. As stated previously, NAS acted as the Fund's investment adviser prior to September 1, 1999. For the period from commencement of operations to December 31, 1998, NAS received $5,839 in fees, net of waivers and reimbursements of $8,115. For the fiscal year ended December 31, 1999, NAS/VMF received $21,163 in fees, net of waivers in the amount of $9,754. For the fiscal year ended December 31, 2000, VMF received $22,539 in fees, net of waivers in the amount of $21,115.

      VMF has selected two subadvisers, NCM Capital Management Group, Inc. ("NCM Capital") and Smith Graham & Co Asset Managers, L.P. ("Smith Graham"), each of whom will manage part of the Fund's portfolio. Each subadviser receives an annual fee from VMF based on the average daily net assets of the portion of the Fund managed by that subadviser as specified below:

              SUBADVISORY FEES            AVERAGE DAILY NET ASSETS
               ---------------            ----------------------
                    0.25%                 on the first $100 million
                    0.15%                 on assets in excess of $100 million

      The fees for each of the subadvisers are subject to the following annual minimum fees: $15,000 for NCM Capital and $25,000 for Smith Graham. For the period from commencement of operations to December 31, 1998 and the fiscal years ended December 31, 1999 and 2000, VMF annually paid $15,000 and $25,000 in fees to NCM Capital and Smith Graham, respectively.

      Below is a brief description of each of the subadvisers.

      NCM CAPITAL. NCM Capital was founded in 1986 and serves as one of the Fund's subadvisers. As of December 31, 2000, NCM Capital had approximately $6.0 billion in assets under management.

      NCM Capital is a wholly-owned subsidiary of Sloan Financial Group, Inc. Both NCM Capital and Sloan Financial Group, Inc. are located at 103 West Main Street, 4th Floor, Durham, North Carolina 27701. Sloan Financial Group, Inc. is a corporation of which Maceo K. Sloan, CFA, Chairman, President and Chief Executive Officer of NCM Capital, owns 72% ; Justin F. Beckett, Executive Vice President and director of NCM Capital, owns 28%.

      SMITH GRAHAM & CO. ASSET MANAGERS, L.P. Smith Graham also serves as a subadviser to the Fund. Its corporate offices are located at 6900 Chase Tower, 600 Travis Street, Houston, Texas 77002-3007. Smith Graham serves as an investment adviser to a variety of corporate, foundation, public, Taft Hartley and mutual fund clients. The firm provides domestic, global and international money management. As of December 31, 2000, Smith Graham managed approximately $2.1 billion of assets.

      Smith Graham & Co., Inc. is wholly owned by Gerald B. Smith (80%), Jamie
G. House (10%) and Ronald A. Johnson (10%). .

TURNER NSAT GROWTH FOCUS FUND

      As described in the prospectus, the Turner NSAT Growth Focus Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark. Set forth below is information about the advisory fee arrangements between VMF and the Fund:

FUND              BENCHMARK      REQUIRED EXCESS     BASE ADVISORY       HIGHEST POSSIBLE        LOWEST POSSIBLE
                                 PERFORMANCE         FEE                 ADVISORY FEE AT         ADVISORY FEE AT
                                                                         EACH BREAK POINT        EACH BREAK POINT

Turner NSAT    Russell 1000         12.0%            0.90% for assets          1.12%                   0.68%
Growth Focus      Growth                             up to $500 million,

                                                     0.80% for assets          0.98%                   0.62%
                                                     of $500 million
                                                     and more but less
                                                     than $2 billion,

                                                     0.75% for assets of       0.91%                   0.59%
                                                     $2 billion and more

      The performance adjustment works as follows: If the Turner NSAT Growth Focus Fund outperforms the Russell 1000 Growth Index by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68% for assets under $500 million. In the event that the Fund out-performs or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and VMF will receive the applicable base fee. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

      VMF has agreed to waived advisory fees, and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.35% on Class I shares and 1.60% on Class II shares.

      June 30, 20000 (commencement of operations) through December 31, 2000, VMF was paid $0, net of waivers in the amount of $16,503.

      Turner Investment Partners, Inc. ("Turner") is the subadviser of the Fund. For the subadvisory services it provides to the Fund, Turner receives a base subadvisory fee that may be adjusted if a Fund out- or under-performs a stated benchmark. Set forth below is information about the subadvisory fee arrangements of the Fund between Turner and VMF:

FUND              BENCHMARK      REQUIRED EXCESS     BASE ADVISORY          HIGHEST POSSIBLE      LOWEST POSSIBLE
                                 PERFORMANCE         FEE                   SUBADVISORY FEE AT     SUBADVISORY FEE AT
                                                                            EACH BREAK POINT      EACH BREAK POINT

Turner NSAT       Russell 1000         12.0%         0.55% for assets            0.77%                   0.33%
Growth Focus      Growth                             up to $500 million,

                                                     0.45% for assets            0.63%                   0.27%
                                                     of $500 million
                                                     and more but less
                                                     than $2 billion,

                                                     0.40% for assets of         0.56%                   0.24%
                                                     $2 billion and more

      In the event that the Fund over-or-underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and Turner will receive the applicable base fee. These performance-based fees will be paid from the investment advisory fees received by VMF and will be subject to the same conditions.

      Turner was founded in 1990 and is located at 1235 Westlakes Drive, Berwyn, Pennsylvania 19312. It is a registered investment adviser under the Investment Advisers Act of 1940. Turner serves as investment adviser to other investment companies, as well as separate investment portfolios. The Fund commenced operations June 30, 2000. For the period June 30, 2000 (commencement of operations) through December 31, 2000, VMF paid Turner $10,085.

GARTMORE NSAT EMERGING MARKETS FUND, GARTMORE NSAT INTERNATIONAL GROWTH FUND, GARTMORE NSAT GLOBAL LEADERS FUND, GARTMORE NSAT EUROPEAN GROWTH FUND, GARTMORE NSAT GLOBAL SMALL COMPANIES FUND AND GARTMORE NSAT OTC FUND

      Under the terms of the Investment Advisory Agreement between the Trust and VGAMT, each of the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Growth Fund, Gartmore NSAT Global Small Companies Fund and Gartmore NSAT OTC Fund pays VGAMT an annual fee equal to 1.15%, 1.00%, 1.00%, 1.00%, 1.15% and 1.10%, respectively, of the Fund's average daily net assets. VGAMT has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses for each of the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Growth Fund, Gartmore NSAT Global Small Companies Fund and Gartmore NSAT OTC Fund to 1.75%, 1.60%, 1.55%, 1.60%, 1.75% and 1.60% of Class I shares, and 2.00% and 1.85% on Class II shares of the Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund., respectively. This waiver is effective until at least May 1, 2002.

      For the period August 30, 2000 (commencement of operations) through December 31, 2000, VGAMT was paid $0, net of waivers in the amount of $37,568 for the Gartmore NSAT Emerging Markets Fund and $0, net of waivers in the amount of $32,038 for the Gartmore NSAT International

Growth Fund. The Gartmore NSAT Global Leaders, Gartmore NSAT European Growth, Gartmore NSAT Global Small Companies and Gartmore NSAT OTC Funds had not yet commenced operations as of December 31, 2000.

      VGAMT has selected Gartmore Global Partners ("Gartmore") to be the subadviser to the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Growth Fund, ,Gartmore NSAT Global Small Companies Fund and Gartmore NSAT OTC Fund. For the investment management services provided to each Fund, Gartmore receives an annual fee from VGAMT in an amount equal to 0.575%, 0.50%, 0.50%, 0.50%, 0.575% and 0.50%, respectively on each Fund. These fees are calculated at an annual rate based on each Fund's average daily net assets.

      For the period August 30, 2000 (commencement of operations) through December 31, 2000, Gartmore was paid $0 for the Gartmore NSAT Emerging Markets Fund and $0 for the Gartmore NSAT International Growth Fund. The Gartmore NSAT Global Leaders, Gartmore NSAT European Growth, Gartmore NSAT Global Small Companies and Gartmore NSAT OTC Funds had not yet commenced operations as of December 31, 2000.

      Gartmore is a global asset manager dedicated to serving the needs of U.S. based investors. Gartmore was formed in 1995 as a registered investment adviser and as of December 31, 2000, managed over $1.1 billion in assets.

DISTRIBUTOR

      Nationwide Advisory Services, Inc. ("NAS") serves as underwriter for the Funds of the Trust in the continuous distribution of their shares pursuant to a Underwriting Agreement dated as of March 1, 2001 (the "Underwriting Agreement"). It is anticipated that on or before October 1, 2001, Villanova Distribution Services, Inc. will become the Fund's distributor. Unless otherwise terminated, the Underwriting Agreement will continue in effect for the initial term and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. NAS, located at 1200 River Road, Conshohocken, PA 19428, is a wholly-owned subsidiary of Villanova Capital.

      In its capacity as Distributor, NAS solicits orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. NAS receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge, if any, imposed upon sales of Shares of each of the Funds.

DISTRIBUTION PLAN

      The Trust, with respect to the Class II shares of certain Funds, has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act. The Plan permits the Funds to compensate NAS, as the Funds' distributor, for expenses associated with the distribution of such Funds' Class II shares. Although actual distribution expenses may be more or less, under the Plan the Class II shares of the Funds indicated below pay NAS an annual fee in an amount that will not exceed the following amounts:

      Gartmore NSAT Total Return Fund              0.25% of the average daily
      Gartmore NSAT Millennium Growth Fund         net assets of Class II shares
      Gartmore NSAT Global Technology              of each Fund, all of which
              and Communications Fund              will be considered a
      Gartmore NSAT Emerging Markets Fund          distribution fee.
      Gartmore NSAT International Growth Fund
      Gartmore Global Health Sciences Fund
      Nationwide NSAT Small Cap Growth Fund
      Nationwide NSAT Small Company Fund
      Turner NSAT Growth Focus Fund Gartmore

      Distribution expenses paid by NAS may include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers as well as payments to broker-dealers for shareholder services.

      As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 1, 2001, and may be amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to the Class II shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class. Any change in the Plan that would materially increase the distribution cost to the Class II requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Class II Shares. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

      The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

   NAS may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above.

FUND ADMINISTRATION SERVICES

Under the terms of a Fund Administration Agreement, VSA provides various administration and accounting services, including daily valuation of the remaining Funds' shares and preparation of financial statements, tax returns and regulatory reports.

      Total Return Fund, Capital Appreciation Fund, Government Bond Fund, and Money Market Fund. VSA receives a fee, calculated daily and paid monthly at an annual rate of 0.05% for each Fund's average net assets on the first $1 billion of assets and 0.04% on the assets of $1 billion and more.

      All Other Funds. For these services, each of the remaining Funds pays VSA an annual fee in the amount of 0.07% of the Fund's first $250 million of average daily net assets, 0.05% on the next $750 million and 0.04% on assets of more than $1 billion. The Nationwide Small Cap Growth, Turner NSAT Growth Focus, Gartmore NSAT Millennium Growth, Gartmore Global Technology and Communications, Gartmore NSAT Global Health Sciences, Gartmore NSAT Emerging Markets, Gartmore NSAT International Growth, Gartmore NSAT Global Leaders, Gartmore NSAT European Growth, Gartmore NSAT Global Small Companies and Gartmore NSAT OTC Funds are each subject to a $75,000 annual minimum fund administration fee.

      Effective September 1, 1999, the fund administration services previously performed for the Funds by NAS were transferred to VSA, an affiliate of NAS and an indirect subsidiary of NFS. In addition, BISYS Fund Services Ohio, Inc. performs certain fund administration services pursuant to a Sub-Administration Agreement also effective September 1, 1999. After these changes were implemented, there was no change in the fees charged for fund administration services for each of the Funds.

      The fund administration fees are as follows:

                                               2000         2000         1999          1999          1998         1998
            FUND                             RECEIVED      WAIVED      RECEIVED       WAIVED       RECEIVED      WAIVED
           ------                            --------     --------     --------       ------       --------      -------
Strong NSAT Mid Cap Growth Fund              $146,884      $   ---       $22,082     $    ---       $3,959     $    ---
Nationwide Strategic Value Fund                15,980          ---        11,014          ---        5,962          ---
Federated NSAT Equity Income Fund              31,080          ---        14,732          ---        5,513          ---
Federated NSAT High Income Bond Fund           48,777          ---        36,554          ---       13,909          ---
J.P. Morgan NSAT Balanced Fund                 65,560          ---        43,819          ---       13,374          ---
MAS NSAT Multi Sector Bond Fund                67,855          ---        37,020          ---       13,497          ---
Nationwide Small Cap Value Fund               140,913          ---        67,123          ---       14,497          ---
Nationwide Small Cap Growth Fund(1)            75,345          ---        49,932       43,393          N/A          N/A
Money Market Fund                             881,362          ---       799,936          ---      608,781          N/A
Nationwide Small Company Fund                 445,045          ---        88,960          ---          N/A          N/A
Total Return Fund                             973,697          ---     1,068,669          ---      947,890          N/A
Capital Appreciation Fund                     422,949          ---       539,831          ---      366,788          N/A
Government Bond Fund                          377,378          ---       386,796          ---      301,517          N/A
Nationwide Global 50 Fund                      52,667          ---        25,620          ---        9,361          ---
Dreyfus NSAT Mid Cap Index Fund                45,025          ---         9,880          ---        4,969          ---
Nationwide Income Fund(2)                       6,791          ---         4,809          ---        2,171          ---
Turner NSAT Growth Focus Fund(3)               37,295          ---           N/A          N/A          N/A          N/A
Gartmore NSAT Millennium Growth Fund(3)         3,649       33,646           N/A          N/A          N/A          N/A
Gartmore NSAT Global Technology
   and Communications Fund(3)                       0       37,295           N/A          N/A          N/A          N/A
Gartmore NSAT Global Health Sciences Fund(4)        0          619           N/A          N/A          N/A          N/A
Gartmore NSAT Emerging Markets Fund(5)          5,601       19,399           N/A          N/A          N/A          N/A
Gartmore NSAT International Growth Fund(5)          0       25,000           N/A          N/A          N/A          N/A
Gartmore NSAT Global Leaders Fund(6)              N/A          N/A           N/A          N/A          N/A          N/A
Gartmore NSAT European Growth Fund(6)             N/A          N/A           N/A          N/A          N/A          N/A
Gartmore NSAT Global Small Companies Fund(6)      N/A          N/A           N/A          N/A          N/A          N/A
Gartmore NSAT OTC Fund(6)                         N/A          N/A           N/A          N/A          N/A          N/A

------------

(1)   The Nationwide Small Cap Growth Fund commenced operations on May 1, 1999.
(2)   The Nationwide Income Fund commenced operations on January 20, 1998.
(3) The Turner NSAT Growth Focus Fund, Gartmore NSAT Millennium Growth Fund and Gartmore NSAT Global Technology and Communications Fund commenced operations as of June 30, 2000.
(4) The Gartmore Global Health Sciences Fund commenced operations as of December 29, 2000.
(54) The Gartmore NSAT Emerging Markets and Gartmore NSAT International Growth Funds commenced operations as of September 1, 2000.
(6)   The Fund has not commenced operations.

ADMINISTRATIVE SERVICE PLAN

      Under the terms of an Administrative Services Plan, each Fund is permitted to enter Servicing Agreements with servicing organizations who agree to provide certain administrative support services for the Funds. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for Plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating, and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

      As authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement, effective July 1, 1999, pursuant to which NFS has agreed to provide certain administrative support services to the Funds held beneficially by its customers. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NAS) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the shares of the Funds held by customers of NFS or any such other entity.

CUSTODIAN

      The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian Agreement. Pursuant to the Custodian Agreement, Fifth Third utilizes the services of the global custody network of Bank of New York for foreign custody of the Funds' assets. The Custodian performs no managerial or policy making functions for the Funds.

LEGAL COUNSEL

      Stradley Ronon Stevens & Young, LLP, 2600 Commerce Square, Philadelphia, PA 19103, serves as the Trust's legal counsel.

INDEPENDENT ACCOUNTANTS

      PricewaterhouseCoopers LLP, 100 E. Broad Street, Columbus, Ohio 43215 serves as independent accountants for the Trust.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

      Nationwide Investors Services, Inc. (NIS), 1200 River Road, Conshohocken, Pennsylvania 19428 is the Transfer Agent and Dividend Disbursing Agent for the Funds. NIS is an affiliate of VMF. For these services, NIS is paid a fee by each Fund at the annual rate of 0.01% of that Fund's average daily net assets. Management believes the charges for the services performed are comparable to fees charged by other companies performing similar services.

BROKERAGE ALLOCATIONS

      A Fund's adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commission are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

      Except as described below, the primary consideration in portfolio security transactions is "best price execution of the transaction," i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both the adviser and the Subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

      Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a Subadviser. In placing orders with such broker-dealers, the adviser or Subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the adviser or Subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser's or Subadviser's normal research activities or expenses.

      Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

      There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or Subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when the adviser or Subadviser believes that to do so is in the interest of the

Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

      In purchasing and selling investments for the Funds, it is the policy of each of the advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possible difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or Subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or Subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchase or sole; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

      The Advisers and each Subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934 that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic on modeling software, market data fees and historical market information. Any such research and other information provided by brokers to an Adviser or Subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the Advisers and Subadvisors pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the Advisers or a Subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of the Advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, each also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator. For the fiscal year ended 12/31/00, all the affiliated advisers of Villanova Capital of both Nationwide Separate Account Trust and Nationwide Mutual Funds, including but not limited to, VMF, VSA, VGAMT, and Union Bond & Trust Company, received soft dollar commissions of $2,942,454 for all their advisory clients, including the Funds.

      The following tables list the amount of brokerage commissions (excluding directed brokerage) and the amount of transactions and related commissions paid to brokers providing research and other services to the subadvisers for the following periods:

                      FOR THE YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------------
                                                                                         TRANSACTIONS RELATED TO
                                                                                     BROKERAGE OR RESEARCH SERVICES(1)
---------------------------------------------------------------------------------------------------------------------------
            FUND                                                  COMMISSION          $ AMOUNT           COMMISSION
            ----                                                  ----------          --------           ----------
---------------------------------------------------------------------------------------------------------------------------
Strong NSAT Mid Cap Growth Fund                                   $3,333,396         $363,014,518          $323,019

Nationwide Strategic Value Fund                                       72,533            7,548,638            13,061

Federated NSAT Equity Income Fund                                     50,307                   --                --

Federated NSAT High Income Bond Fund                                      --                   --

J.P. Morgan NSAT Balanced Fund                                       119,026                   --                --

MAS NSAT Multi Sector Bond Fund                                           --                   --                --

Nationwide Small Cap Value Fund                                           --

Nationwide Global 50 Fund                                            343,746                   --                --

Dreyfus NSAT Mid Cap Index Fund                                      123,246                   --                --

Nationwide Small Cap Growth Fund                                     156,285

Nationwide Small Company Fund(2)                                   2,100,053          181,894,047           273,422

Nationwide Income Fund                                                    --                   --                --

Total Return Fund(2)                                               5,658,548                   --                --

Capital Appreciation Fund(2)                                       1,930,966                   --                --

Government Bond Fund                                                      --                   --                --

Turner NSAT Growth Focus Fund(2, 3)                                   62,510                3,295             5,000

Gartmore NSAT Millennium Growth Fund(2, 3)

Gartmore NSAT Global Technology
    and Communications Fund(2, 3)                                     30,950

Gartmore NSAT Global Health Sciences Fund(2, 4)                        2,030

Gartmore NSAT Emerging Markets Fund(2, 5)                             14,279

Gartmore NSAT International Growth Fund(2, 5)                         34,401

Gartmore NSAT Global Leaders Fund(6)                                     N/A                  N/A               N/A


Gartmore NSAT European Growth Fund(6)                                    N/A                  N/A               N/A

Gartmore NSAT Global Small Companies Fund(6)                             N/A                  N/A               N/A

Gartmore NSAT OTC Fund(6)                                                N/A                  N/A               N/A


------------

(1) To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
(2) For the fiscal year ended December 31, 2000, all the affiliated advisers of Villanova Capital of both Nationwide Separate Account Trust and Nationwide Mutual Funds, including but not limited to VMF, VSA, VGAMT, and Union Bond & Trust Company, received soft dollar commission of $2,942,454 for all their advisory clients, including the Funds.
(2) The Turner NSAT Growth Focus Fund, Gartmore NSAT Millennium Growth Fund and Gartmore NSAT Global Technology and Communications Fund commenced operations as of June 30, 2000.
(3) The Gartmore Global Health Sciences Fund commenced operations as of December 29, 2000.
(4) The Gartmore NSAT Emerging Markets and Gartmore NSAT International Growth Funds commenced operations as of September 1, 2000.
(5)   The Fund has not commenced operations.


                      FOR THE YEAR ENDED DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------------
                                                                               TRANSACTIONS RELATED TO
                                                                           BROKERAGE OR RESEARCH SERVICES(1)
-----------------------------------------------------------------------------------------------------------------
            FUND                                        COMMISSION          $ AMOUNT           COMMISSION
            ----                                        ----------            ------           ----------
-----------------------------------------------------------------------------------------------------------------
Strong NSAT Mid Cap Growth Fund                           $348,253          $77,864,109           $98,375

Nationwide Strategic Value Fund                             66,667            5,013,018             7,859

Federated NSAT Equity Income Fund                           27,780            8,088,262             8,659

Federated NSAT High Income Bond Fund                           379                   --                --

J.P. Morgan NSAT Balanced Fund                              47,558              858,024             1,248

MAS NSAT Multi Sector Bond Fund                                 --                   --                --

Nationwide Small Cap Value Fund                          1,199,913          124,965,494           316,630

Nationwide Global 50 Fund                                  102,624                   --                --

Dreyfus NSAT Mid Cap Index Fund                             60,773                   --                --

Nationwide Small Cap Growth Fund(2)                         16,381            6,004,581             9,600

Nationwide Small Company Fund(3)                           996,995          141,963,141           282,969

Nationwide Income Fund                                          --                   --                --

Total Return Fund                                        1,982,239                   --                --

Capital Appreciation Fund                                  651,886                   --                --
-----------------------------------------------------------------------------------------------------------------

Government Bond Fund                                            --                   --                --

-----------------------------------------------------------------------------------------------------------------

------------

(1) This information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.

(2)   The Small Cap Growth Fund commenced operations on May 1, 1999.

(3) The information provided for '$ Amount' under Transactions Related to Brokerage or Research Services for this Fund does not reflect the impact of $15,200 of commissions because the former subadviser to which this information pertains was unable to furnish the related transactions '$ Amount'.

---------------------------------------------------------------------------------------------------------------------------
                      FOR THE YEAR ENDED DECEMBER 31, 1998

---------------------------------------------------------------------------------------------------------------------------
                                                                                         TRANSACTIONS RELATED TO
                                                                                     BROKERAGE OR RESEARCH SERVICES
---------------------------------------------------------------------------------------------------------------------------
            FUND                                                  COMMISSION          $ AMOUNT           COMMISSION
            ----                                                  ----------            ------           ----------

---------------------------------------------------------------------------------------------------------------------------
Strong NSAT Mid Cap Growth Fund                                      $44,342                 $ --              $ --

Nationwide Strategic Value Fund                                       40,906                   --                --

Federated NSAT Equity Income Fund                                     16,519            7,066,374             6,448

Federated NSAT High Income Bond Fund                                      72                   --                --

J.P. Morgan NSAT Balanced Fund                                        20,024              641,284             1,224

MAS NSAT Multi Sector Bond Fund                                           --                   --                --

Nationwide Small Cap Value Fund                                      249,877                   --                --

Nationwide Global 50 Fund                                             37,313                   --                --

Dreyfus NSAT Mid Cap Index Fund                                       23,405                   --                --

Nationwide Small Company Fund                                      1,252,284            3,155,796            13,596

Nationwide Income Fund                                                    --                   --                --

Total Return Fund                                                    881,930                   --                --

Capital Appreciation Fund                                            699,978                   --                --

Government Bond Fund                                                      --                   --                --
---------------------------------------------------------------------------------------------------------------------------



      Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

      Certain of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated broker/dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in its judgment, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker/dealer on comparable transactions for its most favored unaffiliated customers, except for accounts for which the affiliated broker/dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker/dealer considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

      The following table lists the amount of brokerage commissions paid to affiliated brokers:

---------------------------------------------------------------------------------------------------------------------------
                                                                                        COMMISSIONS
---------------------------------------------------------------------------------------------------------------------------
           FUND                               BROKER                       2000            1999           1998
---------------------------------------------------------------------------------------------------------------------------
Nationwide Small                    Neuberger & Berman                     $65,527        $42,706        $31,801
   Company Fund

Nationwide Small Cap                Neuberger & Berman                      $6,355        $   ---            N/A
   Growth Fund

Dreyfus NSAT Mid                    Mellon Bank                               $566        $   ---        $   ---
   Cap Index Fund

J.P. Morgan NSAT                    Salomon Smith Barney                   $   ---         $3,220         $2,010
     Balanced Fund

Small Company Fund                  Lazard Freres                          $   ---           $290           $542
---------------------------------------------------------------------------------------------------------------------------

               LIST ALL OTHER RELEVANT FUNDS, BROKERS AND AMOUNTS

-------------------------------------------------------------------------------

      During the year ended December 31, 2000, commissions paid by the Nationwide Small Company Fund to Neuberger & Berman represented 2.98% of total commissions paid by the Fund or 2.95% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2000, commissions paid by the Nationwide Small Cap Growth Fund to Neuberger & Berman represented 4.07% of total commissions paid by the Fund or 2.94% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2000, commissions paid by the Dreyfus NSAT Mid Cap Index Fund to Mellon Bank represented 0.46% of total commissions paid by the Fund or 2.62% of the aggregate dollar amount of transactions involving the payment of commissions.

      As of December 31, 2000, none of the Funds held investments in their regular brokers or dealers.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES


      An insurance company purchases shares of the Funds at their net asset value ("NAV") using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

      All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

      The NAV per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4 P.M. Eastern
Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines) and on any other day during which there is a sufficient degree of trading in each Fund's portfolio securities that the NAV of the Fund is materially affected by changes in the value of portfolio securities. The Trust will not compute NAV for the Funds on customary national business holidays, including the following: Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving Day. The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class' shares outstanding.

      The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of each Fund on which offering and redemption prices are based is the NAV of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The NAV of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). Securities of the Funds listed on national exchanges are valued at the last quoted sales price on the principal exchange, or if there is no sale on that day, the securities are valued at the prior day's closing prices as provided by an independent pricing organization. Securities traded in the over-the-counter market are valued at the last quoted sale price, or if there is no sale on that day, the quoted bid price as provided by an independent pricing organization. U.S. Government securities are valued at the quoted bid price as provided from an independent pricing organization. Money market obligations with remaining maturities of 10 days or less purchase by a non-money market fund are valued at amortized cost. Other portfolio securities are valued at the quoted prices obtained from an independent pricing organization which employs a combination of methods, including among others, the obtaining and comparison of market valuations from dealers who make markets and deal in such securities and the comparison of valuations with those of other comparable securities in a matrix of such securities. The pricing service activities and results are reviewed by an officer of the Trust. Securities and other assets, for which such market prices are unavailable or for which an independent pricing organization does not provide a value or provides a value that does not represent fair value in the judgement of

VSA or its designee, are valued at fair value in accordance with procedures authorized by the Trustees. For the Money Market Fund, all securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act.

      A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust's transfer agent, NIS.

      The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

      The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds and currently has authorized 26 separate funds. Shares of each fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

      The Trust presently offers the following series of shares of beneficial interest, without par value and with the various classes listed; 26 of these series are the Funds:

SERIES                                                                 SHARE CLASSES
-----                                                                  -------------

Total Return Fund                                                        Class I, Class II
Capital Appreciation Fund                                                          Class I
Government Bond                                                                    Class I
Money Market Fund                                                                  Class I
Nationwide Small Company Fund                                            Class I, Class II
J.P. Morgan NSAT Balanced Fund                                                     Class I
Federated NSAT Equity Income Fund                                                  Class I
Nationwide Global 50 Fund                                                          Class I
Federated NSAT High Income Bond Fund                                               Class I
MAS NSAT Multi Sector Bond Fund                                                    Class I
Nationwide Small Cap Value Fund                                                    Class I
Dreyfus NSAT Mid Cap Index Fund                                                    Class I

Nationwide Small Cap Growth Fund                                         Class I, Class II
Strong NSAT Mid Cap Growth Fund                                                    Class I
Nationwide Strategic Value Fund                                                    Class I
Nationwide Income Fund                                                             Class I
Turner NSAT Growth Focus Fund                                            Class I, Class II
Gartmore NSAT Millennium Growth Fund                                     Class I, Class II
Gartmore NSAT Global Technology and Communications Fund                  Class I, Class II
Gartmore NSAT Global Health Sciences Fund                                Class I, Class II
Gartmore NSAT Emerging Markets Fund(1)                                   Class I, Class II
Gartmore NSAT International Growth Fund(1)                               Class I, Class II
Gartmore NSAT Global Leaders Fund(1)                                               Class I
Gartmore NSAT European Growth Fund(1)                                              Class I
Gartmore NSAT Global Small Companies Fund(1)                                       Class I
Gartmore NSAT OTC Fund(1)                                                          Class I

You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

      Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Generally, amendment may be made to the Amended Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Amended Declaration of Trust without the vote or consent of shareholders to:

      (1) designate series of the Trust; or

      (2) change the name of the Trust; or

      (3) apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Amended Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

      Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and nonassessable. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all funds vote together, and not by fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than

50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.

SHAREHOLDER INQUIRIES

      All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

TAX STATUS

   Election to be taxed as a regulated investment company. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund that has been in existence more than one year has qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

   Diversification requirements. Each Fund intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

OTHER TAX CONSEQUENCES

   Effect of foreign investments on distributions. Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities. If more than 50% of a Fund's total assets at the end of its fiscal year is invested in securities of foreign corporations, the Fund may elect to pass through the pro rata share of foreign taxes paid by the Fund.

   Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Funds. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss.

   Investment in complex securities. Each Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities.

   Investment in PFIC securities. If a Fund invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies ("PFICs"), the Fund intends to mark-to-market these securities and recognize any gain at the end of its fiscal year. Deductions for losses will be allowable only to the extent of any current or previously recognized gain. This gain (reduced by allowable losses) is treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities.

   Shareholders of PFICs may, under certain circumstances, be subject to a deferred interest charge pursuant to section 1291 of the Code.

THE FOLLOWING PARAGRAPH ONLY APPLIES TO THE MONEY MARKET FUND:

   Maintaining a $1 share price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Money Market Fund to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

TAX CONSEQUENCES TO SHAREHOLDERS

      Since shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

FINANCIAL STATEMENTS

      The Report of Independent Accountants and Financial Statements of the Funds for the period ended December 31, 2000 are incorporated by reference to the Trust's Annual Report. Copies of the Annual Report and Semi-Annual Report are available without charge upon request by writing the Trust or by calling toll free 1-800-848-6331.

                                   APPENDIX A

                                  BOND RATINGS

STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

      1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

      2.   Nature of and provisions of the obligation.

      3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

      AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD,           Bonds are in default on interest and/or principal payments. Such
DD             bonds are extremely speculative, and should be valued on the
&D             basis of their ultimate recovery value in liquidation or
               reorganization of the obligor. 'DDD' represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.




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

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

The following criteria will be used in making the assessment:

      [ ] Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

      [ ] Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

      Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3           Speculative capacity to pay principal and interest.


MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

MOODY'S NOTE RATINGS

MIG 1/VMIG 1   This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2   This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3   This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4   This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH SHORT-TERM RATINGS

Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

      F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

      F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

      F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

      F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

      B Speculative. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

      C High default risk. Default is a real possibility, Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

      D Default. Issues assigned this rating are in actual or imminent payment default.

THOMSON'S SHORT-TERM RATINGS

The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

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                                     PART C

OTHER INFORMATION

ITEM 23.   EXHIBITS

         (a)          (1)  Amended Declaration of Trust -

         (b) Bylaws - previously filed with Post-Effective Amendment and hereby incorporated by reference.

         (c)          Not applicable.

         (d)          (1)  Investment Advisory Agreement with Villanova Mutual
                           Fund Capital Trust (VMF) previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                           (a) Amendment to Investment Advisory Agreement
                               previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.


                           (b) Amended Exhibit A to the Investment Advisory
                               Agreement with VMF.

                      (2) Investment Advisory Agreement with Villanova Global Asset Management Trust (VGAMT) previously filed and herein incorporated by reference.

                           (b) Amended Exhibit A to the Investment Advisory
                               Agreement with VGAMT.


                      (3)  Subadvisory Agreements for the Small Company Fund.

                           (a) Subadvisory Agreement with The Dreyfus
                               Corporation. - previously filed with Post-
                               Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.
                           (b) Subadvisory Agreement with Neuberger Berman LLC
                               - previously filed with Post- Effective
                               Amendment to the Registration Statement, and herein incorporated by reference.
                           (c) Subadvisory Agreement with Strong Capital
                               Management, Inc. - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (d) Subadvisory Agreement with Lazard Asset
                               Management - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (e) Subadvisory Agreement with Waddell & Reed
                               Investment Management Company - see Item(d)(3)(l) below.

                      (4)  Subadvisory Agreements for the Income Fund.

                           (a) Subadvisory Agreement with NCM Capital Management
                               Group, Inc. previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (b) Subadvisory Agreement with Smith Graham & Co.
                               Asset Managers, L.P. - previously filed with
                               Post-Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.

                      (5) Subadvisory Agreements for the other subadvised funds.

                           (a) Subadvisory Agreement with Strong Capital
                               Management, Inc. for the Strong NSAT Mid Cap
                               Growth Fund previously filed with
                               Post-Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.

                               (1) Interim Subadvisory Agreement with Strong
                                   Capital Management, Inc. for the Nationwide
                                   Strategic Value Fund, filed herewith.

                           (b) Subadvisory Agreement with Federated Investment
                               Counseling for the Federated NSAT Equity Income Fund and Federated NSAT High Income Bond Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (c) Subadvisory Agreement with The Dreyfus
                               Corporation for the Small Cap Value Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                           (d) Subadvisory Agreement with J.P. Morgan Investment
                               Management Inc. for the Global 50 Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (e) Subadvisory Agreement with The Dreyfus
                               Corporation for the Dreyfus NSAT Mid Cap Index Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (f) Subadvisory Agreements with Franklin Advisers,
                               Inc., Miller Anderson & Sherrerd and Neuberger Berman, LLC for the Nationwide Small Cap Growth Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (g) Proposed Subadvisory Agreement with Turner
                               Investment Partners, Inc. for the Turner NSAT Growth Focus Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (h) Proposed Subadvisory Agreement with J.P. Morgan
                               Investment Management Inc. for the J.P. Morgan NSAT Balanced Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (i) Proposed Subadvisory Agreement with Miller
                               Anderson and Sherrerd for the MAS NSAT Multi
                               Sector Bond Fund previously filed with
                               Post-Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.
                           (j) Subadvisory Agreement with Gartmore Global
                               Partners (GGP) previously filed and herein incorporated by reference.
                               (1) Amended Exhibit A to the Subadviser Agreement
                                   with GGP.

                           (k) Subadvisory Agreement with Waddell & Reed
                               Investment management Company for the Nationwide Small Company Fund and Nationwide Small Cap Growth Fund previously filed and herein incorporated by reference.


         (e)          Underwriting Agreement with Nationwide Advisory Services,
                      Inc.

         (f)          Not applicable.

         (g) Custody Agreement - previously filed with Registration Statement and Post-Effective Amendment, and herein incorporated by reference.

         (h)           (1) Fund Administration Agreement for the Funds
                           previously filed with Post-Effective Amendment to the Registration Statement and herein incorporated by reference.

                           (a) Amendment to Fund Administration Agreement
                               previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                           (b) Amended Exhibit A to the Fund Administration
                               Agreement.

                       (2) Transfer and Dividend Disbursing Agent Agreement
                           -previously filed with the Trust's Registration Statement herein incorporated by reference.

                           (a) Amendment to Transfer and Dividend Disbursing
                               Agent Agreement previously filed with
                               Post-Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.

                           (b) Amended Exhibit A to the Transfer and Dividend
                               Disbursing Agent Agreement.

                       (3) Administrative Services Plan & Form of Servicing
                           Agreement previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                           (a) Amended Exhibit A to Administrative Services
                               Plan.

         (i) Opinion and consent of counsel - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (j)          Consent of PricewaterhouseCoopers- Independent Accountants

         (k)          Not applicable.

         (l)          Not applicable.

         (m)          Distribution Plan under Rule 12b-1.

         (n)          Not applicable.

         (o)          Rule 18f-3 Plan.

         (p)           (1)      Code of Ethics for Nationwide Family of Funds
                                previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                       (2) Code of Ethics for Villanova Mutual Fund Capital Trust and Villanova SA Capital Trust previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                       (3) Code of Ethics for Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (p)(4) Code of Ethics for Villanova Global Asset Management Trust previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (p)(5) Federated Investment Counseling Code of Ethics for Access Persons dated January 1, 2000 filed herewith.

         (p)(6)(a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 filed herewith.

         (p)(6)(b) Gartmore Global Partners Personal Securities Trading Guidelines - Charlotte and New York dated March 2000 filed herewith.

         (p)(6)(c) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 filed herewith.

         (p)(7) J.P. Morgan Investment Management, Inc. Code of Ethics filed herewith.

         (p)(8) Lazard Asset Management A Division of Lazard Freres & Co., LLC and Certain Registered Investment Companies Code of Ethics and Personal Investment Policy filed herewith.

         (p)(9) MAS Funds (The "Funds") and Miller Anderson & Sherrerd, LLP ("MAS") and MAS Fund Distribution, Inc. ("MASDI") Code of Ethics filed herewith.

         (p)(10) Mellon Financial Corporation Securities Trading Policy dated July 2000 filed herewith.

         (p)(11) Merrill Lynch Investment Managers (MLIM), Registered Investment Companies and their Investment Advisers and Principal Underwriter Code of Ethics dated Summer 2000 filed herewith.

         (p)(12) Neuberger Berman Management, Inc. ("NB Management") and Neuberger Berman, LLC ("NB") Code of Ethics Amended and Restated August 1, 2000 filed herewith.

         (p)(13) Sloan Financial Group, Inc. and Subsidiaries NCM Capital Management Group, Inc. and New Africa Advisers, Inc. Code of Ethics and Insider Trading Policy and Procedures filed herewith.

         (p)(14) Strong Schafer Value Fund, Inc., Schafer Capital Management, Inc., Strong Schafer Capital Management, LLC, and Schafer Cullen Capital Management, Inc. Code of Ethics adopted July 13, 2000 filed herewith.

         (p)(15) Smith Graham & Co. Investment Advisors, L.P. Code of Ethics filed herewith.

         (p)(16) Turner Investment Partners, Inc. Personal Trading Policy/Code of Ethics dated February 17, 2000 filed herewith.

         (p)(17) The Strong Family of Mutual Funds, Strong Capital Management Inc., Strong Investments, Inc., and Flint Prairie, L.L.C. Code of Ethics for Access Persons dated October 22, 1999 filed herewith.

         (p)(18) Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Austin, Calvert & Flavin, Inc., Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, W&R Funds, Inc., and Target/United Funds, Inc. Code of Ethics as revised May 17, 2000 filed herewith.


         (q)(1) Power of Attorney for Joseph J. Gasper, Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr,IV, Douglas Kridler, Arden L. Shisler, and David C. Wetmore dated January 1, 2001 and filed herewith with this Trust's Registration Statement on March 2, 2001.


            (2) Power of Attorney for Joseph J. Gasper dated December 15, 2000 and filed with this Trust's Registration
                      Statement on March 2, 2001 and herein incorporated by reference.

            (3) Power of Attorney for Gerald J. Holland dated March 1, 2001 and filed with this Trust's Registration Statement on March 2, 2001 and herein incorporated by reference.


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
           WITH REGISTRANT
           No person is presently controlled by or under common control with Registrant.

ITEM 25.   INDEMNIFICATION
           Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 24(b)1 above.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           (a) Villanova Mutual Fund Capital Trust, ("VMF"), an investment adviser of the Trust, also serves as investment adviser to Nationwide Mutual Funds and Nationwide Asset Allocation Trust.

           The Directors of Villanova Capital, Inc., VMF's managing unitholder and the officers of VMF are as follows:

Joseph J. Gasper         Director and President and Chief Operating Officer
                         --------------------------------------------------

                                      Nationwide Life Insurance Company
                                      Nationwide Life and Annuity Insurance
                                      Company
                                      Nationwide Financial Services, Inc.

                                      Director and Chairman of the Board
                                      ----------------------------------
                                      National Deferred Compensation, Inc.
                                      Nationwide Investment Services Corp

                                      Director and Vice Chairman
                                      --------------------------
                                        ALLIED Group Merchant Banking Corp

                                        NorthPointe Capital, LLC
                                      Nationwide Global Holdings, Inc.
                                      Neckura Life Insurance Company
                                      Villanova Capital, Inc.

                                      Vice Chairman
                                      -------------
                                      Villanova Global Asset Management Trust

                                      Director and President
                                      ----------------------

                                      Nationwide Advisory Services, Inc.

                                      Director
                                      --------
                                        Leben Direkt Insurance Company
                                        PanEurolife

                                        Trustee and Chairman
                                        --------------------
                                        Nationwide Asset Allocation Trust
                                        Nationwide Separate Account Trust

                                        Chairman
                                        --------
                                        Nationwide Mutual Funds

Donna A. James                         Director and Senior Vice President -
                                       ------------------------------------
                                       Chief Human Resources Officer
                                       -----------------------------
                                       Villanova Capital, Inc.

                                       Director
                                       --------
                                       Nationwide Global Holdings, Inc.

                                       Executive Vice President
                                       ------------------------
                                       Chief Administrative Officer
                                       ----------------------------
                                       Nationwide Mutual Insurance Company
                                       Nationwide Financial Services Inc.

W. G. Jurgensen                        Chief Executive Officer
                                       -----------------------
                                       Nationwide Mutual Insurance Company
                                       Nationwide Financial Services, Inc.
                                       Nationwide Mutual Fire Insurance Company
                                       Nationwide Property and Casualty
                                         Insurance Company

                                       Chairman and Chief Executive Officer -
                                       --------------------------------------
                                       Nationwide and Director
                                       -----------------------
                                       Villanova Capital, Inc.
                                       Nationwide Investment Services
                                         Corporation

Paul J. Hondros                        Director and Chairman
                                       ---------------------
                                         Nationwide Advisory Services, Inc.

                                       President and Chief Executive Officer
                                       --------------------------------------
                                       Villanova Capital, Inc.
                                       Villanova Mutual Fund Capital Trust
                                       Villanova SA Capital Trust
                                       NorthPointe Capital, LLC
                                       Villanova Global Asset Management Trust

                                       Director and Vice Chairman
                                       --------------------------
                                       Morley Financial Services, Inc.

Robert A. Oakley
                                        Executive Vice President-Chief Financial
                                        Officer
                                        ----------------------------------------
                                          Nationwide Mutual Insurance Company
                                          Nationwide Mutual Fire Insurance
                                          Company
                                          Nationwide General Insurance Company

                                            Nationwide Property and Casualty
                                            Insurance Company
                                          Nationwide Life Insurance Company

                                            Nationwide Life and Annuity
                                            Insurance Company
                                          CalFarm Insurance Company

                                          Farmland Mutual Insurance Company

                                          Nationwide Corporation
                                          Nationwide Financial Services, Inc.

                                            Nationwide Investment Services
                                            Corporation

                                            Nationwide Foundation
                                          Colonial County Mutual Insurance
                                          Company
                                          Scottsdale Indemnity Company
                                          Scottsdale Insurance Company

                                            Scottsdale Surplus Lines Insurance
                                            Company
                                          Director and Chairman of the Board
                                          ----------------------------------
                                          Neckura Insurance Company
                                          Neckura Life Insurance Company

                                          Executive Vice President-Chief
                                          Financial Officer and
                                          ------------------------------
                                          Director

                                          ALLIED Group Insurance Marketing
                                          Company

                                          ALLIED Group Mortgage Company
                                          ALLIED Property and Casualty
                                          Insurance Company
                                          AMCO Insurance Company
                                          Depositors  Insurance Company
                                          Western Heritage Insurance Company
                                          Nationwide Global Holdings, Inc.

                                          Nationwide Advisory Services, Inc.
                                          Villanova Capital, Inc.

                                          Director and Vice Chairman
                                          --------------------------
                                          Leben Direkt Insurance Company
                                          Neckura General Insurance Company

                                          Director
                                          --------
                                          Gates, McDonald & Company
                                          Morley Financial Services,  Inc.
                                          NGH Luxembourg, S.A.
                                          PanEurolife

Susan A. Wolken
                                        Senior Vice President - Product
                                        Management and Nationwide Financial
                                        Marketing
                                        ------------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance Company
                                        Nationwide Property and Casualty
                                        Insurance Company
                                          Nationwide Life Insurance Company
                                        Nationwide Life and Annuity Insurance
                                        Company
                                          Nationwide Financial Services, Inc.

                                        Chairman of the Board and Director
                                        ----------------------------------
                                        Nationwide Trust Company, FSB

                                          Villanova Capital, Inc.


Robert J. Woodward, Jr.                 Executive Vice President-Chief
                                        Investment Officer
                                        ------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance
                                        Company

                                          Nationwide General Insurance
                                          Company
                                          Nationwide Property and Casualty
                                          Insurance Company
                                        Nationwide Life Insurance Company

                                        Nationwide Life and Annuity Insurance
                                        Company
                                          ALLIED Group, Inc.
                                          ALLIED Group Insurance Marketing
                                          Company
                                          ALLIED Group Merchant Banking Corp.
                                          ALLIED Property and Casualty
                                          Insurance Company
                                          CalFarm Insurance Company
                                          Depositors  Insurance Company
                                         Western Heritage Insurance Company

                                        Colonial County Mutual Insurance
                                        Company
                                        Farmland Mutual Insurance Company
                                        Gates, McDonald & Company
                                        National Casualty Company
                                        Nationwide Financial Services, Inc.
                                        Nationwide Corporation
                                        Nationwide Foundation

                                 Nationwide Investment Services
                                  Corporation

                                 Nationwide Retirement Solutions, Inc.
                                 Scottsdale Indemnity Company
                                 Scottsdale Insurance Company

                                   Scottsdale Surplus Lines Insurance
                                   Company
                                 Director
                                 --------
                                 Morley Financial Services, Inc.
                                 Nationwide Global Holdings, Inc.
                                 Villanova Capital, Inc.
                                 Member-Board of Managers and Vice Chairman
                                 ------------------------------------------
                                 Nationwide Realty Investors, Ltd.

                                 Director and Executive Vice President-
                                 Chief Investment Officer
                                 ----------------------------------------
                                 Gates, McDonald & Company
                                 Nationwide Indemnity Company
                                 Nationwide Advisory Services, Inc.

                                     Director, Vice Chairman and Executive Vice
                                     President-Chief
                                     --------------------------------------

                                     Investment Officer
                                     ------------------
                                     ALLIED Group Mortgage Company


James R. Donatell               Executive Vice President-Sales and Distribution
                                -----------------------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Gregory J. Nowak                Executive Vice President-Mergers
                                  and Acquisitions
                                --------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

William H. Miller               Senior Vice President-Chief Investment Officer
                                ----------------------------------------------
                                NorthPointe Capital, LLC
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

                                Senior Vice President-Senior Portfolio Manager
                                ----------------------------------------------
                                Villanova Capital, Inc.

Caroline Churchill              Vice President-Marketing
                                ------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Kevin S. Crossett               Vice President-Associate General Counsel
                                ----------------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust
                                Nationwide Mutual Insurance Company
                                Nationwide Mutual Fire Insurance Company
                                Nationwide Life Insurance Company
                                Nationwide Life and Annuity Insurance Company
                                NorthPointe Capital, LLC
                                Morley Financial Services, Inc.

                                Secretary
                                ---------
                                Nationwide Mutual Funds
                                Nationwide Separate Account Trust

Christopher P. Donigan          Vice President-Human Resources
                                ------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Glenn W. Soden                  Associate Vice President and Secretary
                                --------------------------------------
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

                                Assistant  Secretary
                                --------------------
                                Villanova Capital, Inc.

Carol L. Dove                   Assistant Treasurer
                                -------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Michael D. Maier                Assistant Treasurer
                                -------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Gerald J. Holland               Senior Vice President-Operations
                                --------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

NorthPointe Capital, LLC
Columbia Center One
10th Floor, Suite 1000
201 West Big Beaver Road
Troy, Michigan 48084

Farmland Mutual Insurance Company
Nationwide Agribusiness Insurance Company
1963 Bell Avenue
Des Moines, Iowa 50315-1000

Colonial Insurance Company of Wisconsin
One Nationwide Plaza
Columbus, Ohio 43215

Scottsdale Insurance Company
8877 North Gainey Center Drive
P.O. Box 4110
Scottsdale, Arizona 85261-4110

National Casualty Company
P.O. Box 4110
Scottsdale, Arizona 85261-4110

Lone Star General Agency, Inc.
P.O. Box 14700
Austin, Texas 78761

Auto Direkt Insurance Company
Columbus Insurance Brokerage and Service, GMBH
Leben Direkt Insurance Company
Neckura Holding Company
Neckura Insurance Company

Neckura Life Insurance Company
John E. Fisher Str. 1
61440 Oberursel/Ts.
Germany

Nationwide Retirement Solutions, Inc.
Two Nationwide Plaza
Columbus, Ohio 43215

Morley Financial Services, Inc.
5665 S. W. Meadows Rd. , Suite 400
Lake Oswego, Oregon  97035

(b) Villanova Global Asset Management Trust ("VGAM"), an investment adviser of the Trust, also serves as an investment adviser to Nationwide Mutual Funds Trust.

      The Directors of Nationwide Global Holdings, Inc. ("NGH"), VGAM's managing unit holder and the officers of VGAM are as follows (see (a) above or additional information on their other employment):

                             Directors of NGH
             Galen R. Barnes             Donna A. James
             John R. Cook, Jr.           Gregory S. Lashutka
             Joseph J. Gasper            Robert A. Oakley
             Particia R. Hatler          Robert J. Woodward, Jr.
             Richard D. Headley

                             Officers of VGAM
      President and Chief Executive Officer              Paul J. Hondros
      Executive Vice President-Chief Financial Officer   Thomas M. Sipp
        and Treasurer
      Executive Vice President-Chief Investment Officer  William H. Miller
      Associate Vice President and Associate General     Glenn W. Soden
        Counsel
      Assistant Secretary                                Kevin S. Crossett
      Assistant Secretary                                John F. Delaloye
      Assistant Treasurer                                Carol L. Dove
      Assistant Treasurer                                Michael D. Miller

(c)   Information for the Subadvisers

      (1)  The Dreyfus Corporation

           The Dreyfus Corporation ("Dreyfus") acts as subadvisor to the Small Company Fund, the Nationwide Small Cap Value Fund and the Nationwide Mid Cap Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

      (2)  Neuberger Berman, LLC

           Neuberger Berman, LLC ("Neuberger Berman") acts as subadviser to the Nationwide Small Company Fund and the Nationwide Small Cap Growth Fund of the Registrant and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Neuberger Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

      (3)  Strong Capital Management, Inc.

           Strong Capital Management, Inc. ("Strong"), acts as subadviser to the Nationwide Small Company Fund, the Strong NSAT Mid Cap Growth Fund and the Strategic Value Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Strong, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Strong (SEC File No. 801-10724).

      (4)  Lazard Asset Management

           Lazard Asset Management ("Lazard") acts as subadviser to the Nationwide Small Company Fund and investment adviser to a number of other registered investment companies. Lazard renders investment advice to a wide variety of individual and institutional investors. The list required by this Item 26 of officers and directors of Lazard, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Lazard (SEC File No. 801-6568).

      (5)  NCM Capital Management Group, Inc.

           NCM Capital Management Group, Inc. ("NCM") is a registered investment adviser which provides investment advisory services to individuals and institutional clients, including acting as subadviser to the Income Fund. NCM also serves as subadviser to other investment companies registered under the Investment Company of 1940; these investment companies are unaffiliated with NCM except as a result of these subadvisory relationships. The list required by Item 26 of Officers and directors of NCM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by NCM (SEC File No. 801-28196).

      (6)  Smith Graham & Co. Asset  Managers, L.P.

           Smith Graham & Co. Asset Managers, L.P. ("Smith Graham") acts as subadviser to the Income Fund and is a registered investment adviser which offers investment advisory services to corporations, pension and profit sharing plans, as well as foundations, Taft Hartley plans, banks, thrift institutions, trust, estates and/or charitable organizations and individuals. Smith Graham also serves as subadviser to the American Odyssey Short-Term Bond Fund, an investment company registered under the Investment Company of 1940; this investment company is unaffiliated with Smith Graham except as a result of this subadvisory relationship. The list required by Item 26 of Officers and directors of Smith Graham together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Smith Graham (SEC File No. 801-36485).

     (7)   Federated Investment Counseling

           Federated Investment Counseling, the Subadviser to Federated NSAT Equity Income Fund and Federated NSAT High Income Bond Fund, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The Subadvisor serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the Subadviser and other subsidiaries of Federated Investors is approximately $110 billion. The list required by Item 26 of Officers and directors of Federated Investment Counseling, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

     (8) J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, is subadviser to the Global 50 Fund. Beginning
           May 1, 2000, JPMIM will also be subadviser to the J. P. Morgan NSAT Balanced Fund. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

           To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

     (9) Miller, Anderson & Sherrerd, LLP is subadviser to the Nationwide Small Cap Growth Fund and beginning May 1, 2000 will be subadviser to the MAS NSAT Multi Sector Bond Fund. The list required by this Item 26 of the officers and directors of Miller, Anderson & Sherrerd, LLP ("MAS"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by MAS pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-10437).

     (10) Turner Investment Partners, Inc. ("Turner") is subadviser to the Turner NSAT Growth Focus Fund. The list required by this Item 26 of the officers and directors of Turner, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A & D of Form ADV filed by Turner pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-36220).

     (11) Gartmore Global Partners ("Gartmore") acts as subadviser to the Emerging Markets Fund, International Growth Fund, Global Leaders Fund, Global Small Companies, European Growth Fund, and Gartmore NSAT OTC Fund and as investment adviser to certain other clients. The list required by this Item 26 of the officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules B and D of Form ADV filed by Gartmore pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48811).

     (12) Waddell & Reed Investment Management Company ("WRIMCO") acts as a subadviser to the Nationwide Small Cap Growth Fund and beginning January 5, 2001, will be subadviser to the Nationwide Small Company Fund. The list required by this Item 26 of the officers and directors of WRIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WRIMCO (Sec File No. 811-40372).

ITEM 27.   PRINCIPAL UNDERWRITERS
           (a)  Not applicable.
           (b)  Not applicable.
           (c)  Not applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS
           BISYS
           3435 Stelzer Road
           Columbus, OH 43219


ITEM 29.   MANAGEMENT SERVICES
           Not applicable.

ITEM 30.   UNDERTAKINGS
           (a) Not applicable.

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 43 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this first day of May, 2001.

                        NATIONWIDE SEPARATE ACCOUNT TRUST
                             By: GERALD J. HOLLAND*
                                ---------------------
                          Gerald J. Holland, Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 43 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE FIRST FAY OF MAY, 2001.

Signature & Title
-----------------
Principal Executive Officer

JOSEPH J. GASPER*
-----------------
Joseph J. Gasper, Trustee and Chairman

GERALD J. HOLLAND*
------------------
Gerald J. Holland, Treasurer

CHARLES E. ALLEN*
-----------------
Charles E. Allen, Trustee

PAULA H. J. CHOLMONDELEY*
-------------------------
Paula H. J. Cholmondeley, Trustee

C. BRENT DEVORE*
----------------
C. Brent DeVore, Trustee

ROBERT M. DUNCAN*
-----------------
Robert M. Duncan, Trustee

BARBARA HENNIGAR*
----------------
Barbara Hennigar, Trustee

PAUL J. HONDROS*
----------------
Paul J. Hondros, Trustee

THOMAS J. KERR, IV*
-------------------
Thomas J. Kerr, IV, Trustee

DOUGLAS F. KRIDLER*
-------------------
Douglas F. Kridler, Trustee
Principal Accounting and Financial Officer

ARDEN L SHISLER*
----------------
Arden L. Shisler, Trustee

DAVID C. WETMORE*
-----------------
David C. Wetmore, Trustee

*By: KEVIN S. CROSSETT
     -------------------
     Kevin S. Crossett, Attorney-In-Fact

                                      C-18